[Logo of Payden & Rygel Mutual Funds]



                     semi-annual report    April 30, 1999
                        Payden & Rygel Investment Group

Contents

    Chairman's Letter

    --------------------

    1
    Management
    Discussion and
    Analysis

    --------------------

    5
    Portfolio
    Highlights

    --------------------

    16
    Statements of
    Assets
    and Liabilities

    --------------------

    20
    Statements of
    Operations

    --------------------

    24
    Statements of
    Changes in Net
    Assets

    --------------------

    34
    Schedules of
    Portfolio
    Investments

    --------------------

    67
    Notes to Financial
    Statements

    --------------------


    82
    Financial Highlights

    --------------------

    96
    Trustees and Officers

    --------------------

Dear Shareholders:

The six months ended April 30, 1999 were extraordinarily successful for Payden & Rygel Investment Group. Our mutual funds continued to grow, we successfully launched three new mutual funds, and we received frequent recognition in the financial press for the consistent performance of several of our key strategies. Most importantly, it's the bottom line that matters: we are pleased to report that we provided our shareholders with strong performance in virtually all investment categories.

Consistently providing attractive returns is our primary objective and is the key to our past and current success. It is important to emphasize that our performance can be attributed to the single most significant investment theme that dominates our culture, approach, and process: our belief in the critical importance of portfolio risk management in all economic environments.

Looking back over the past six months, investors could easily conclude that the world is a significantly different place. Late last year, the financial markets were dominated by the themes of global crisis, collapsing hedge funds, domestic political scandal, and unparalleled market volatility. Today, almost all of that seems to be forgotten.

Headlines in the financial press during the first half of 1999 have been dominated by stories relating to the Dow's crossing the 10,000 point milestone. Soon after that, we saw the Dow cross 11,000. As the U.S. stock market hits new highs almost daily, and as several global economies make impressive economic recoveries, the world certainly appears to have changed. Nonetheless, we remain focused and objective in this time of rapid change.

Examples of specific fund highlights during the period include the following:

The Payden & Rygel High Income Fund was ranked fifth out of 246 funds within the Lipper High Yield group./1/ Despite significant volatility in the high yield market, the Fund's emphasis on comprehensive fundamental credit research and risk management allowed it to avoid the many pitfalls that plagued the market recently. The Fund's performance has resulted in recognition in several publications including U.S. News and World Report, the Wall Street Journal, Dow Jones Investment Advisor and Financial Planning Magazine.

Our Total Return Fund, which uses a broad-based strategy employing a number of diverse fixed-income sectors, has significantly outperformed its benchmark during the past six months, and


/1/ Ranking entity: Lipper, Inc. Rankings based on the 1-year return for the period ending 12/31/98.

was ranked second among fixed-income funds for 1-year performance by Pension & Investments in its May 3, 1999 issue./2/

The Payden & Rygel Global Fixed Income Fund has continued to receive favorable mention in the financial press, including recent articles in both U.S. News and World Report and Fortune magazine. In order to reduce risk and volatility, the Fund has predominately hedged foreign currency exposure relative to the U.S. dollar. This has significantly contributed to our ability to provide our investors with excellent risk-adjusted returns.

During the past six months, we introduced three new mutual funds that expand our investor's ability to take advantage of changes in the European capital markets, provide improved tax-efficiency, and offer exposure to emerging market countries.

 . Our EuroDirect Fund invests in European stocks and bonds and will take advantage of new market segments and instruments brought on by the recent introduction of the Euro currency. In addition, changes in the investment culture due to reforms promoting the use of private pension plans offer significant potential in the European equity markets.

 . Our California Municipal Income Fund is a high quality investment fund with the objective of generating high current income that is exempt from Federal and California State income tax. This fund is suitable for California residents who seek high after-tax income.

 . Our Emerging Markets Bond Fund uses a diversified approach to securities in emerging market countries. This Fund reduces foreign currency risk by focusing primarily on securities denominated in U.S. dollars. Due to its low correlation to other asset classes, this fund is an excellent vehicle to diversify allocations to other fixed-income sectors.

We have you, the shareholder, to thank for making these new products successful additions to the Payden & Rygel family of mutual funds.

Sincerely,

/s/ Joan Payden

Joan Payden
Chairman & CEO
Payden & Rygel Investment Group

/2/ Ranking entity: Morningstar, Inc. Rankings based on the 1-year return for the period ending 3/31/99 for the 100 fixed income funds most utilized by defined contribution plans as compiled by Morningstar.

 Management Discussion and Analysis
--------------------------------------------------------------------------------

Equity Markets
The US stock market recovered extremely well from the problems in the late summer, posting one of the strongest six-month returns in history. Equity investors seemed to toss away their earlier worries about a global financial catastrophe and the effect on corporate earnings. However, concerns regarding the breadth of the market remained. The stock market recovery, in large part, was confined to only the largest blue chip growth stocks, or seemingly anything to do with the internet.

For the six-month period ended April 30, 1999, the Growth & Income Fund gained 19.35%. This slightly lagged the S&P 500 Stock Index gain of 22.32%. The Fund, of course, is the largest mutual fund following the "dogs of the Dow" strategy. The strategy is really a value style, as it hopes to capture good companies that have temporarily fallen on hard times, and that are identified as "cheap" by their high dividend yield. In the past few years, the market has not seemed to care about traditional valuation measures, and particularly about stocks that have a value theme. Since there is nothing with ".com" on it in the Dow Jones Industrial Average, these stocks have not been an area of focus.

The Growth & Income Fund was helped by the performance of such stocks as J.P. Morgan and Caterpillar Inc., which gained 45.5% and 44.9%, respectively, in the six months ended April 30, 1999. Exposure to international markets proved valuable to both companies as the global economic crisis eased and the outlook for future growth improved. While the Fund lagged the S&P 500 Stock Index over the past 12 months, it comfortably beat the index of large company value stocks, known as the S&P 500/BARRA Value Index, by more than 4%. We continue to believe that the "dogs of the Dow" strategy has great merit, particularly as a large company value style strategy. Morningstar apparently thinks so, too, as they added the Fund to their select Morningstar 500. This is Payden & Rygel's second fund in that prestigious group.

One of the special features of the Growth & Income Fund is the tax efficiency factor. Because there is so little turnover and the minimum holding period for an investment is one year, the after-tax return of the Fund is outstanding. During calendar year 1998, the Growth & Income Fund had an after-tax return that put it in the top 10% of all large cap value stock funds, as measured by Morningstar./1/ Since many of us at Payden & Rygel are also shareholders in the Funds, we are careful to pay attention to issues like this that are often overlooked in the large fund houses.

The Market Return Fund gained 21.78% for the six months ended April 30, 1999. The Fund, which is a combination of a short-term bond fund and S&P 500 futures, performed consistently with the overall market. It is an excellent vehicle for IRAs and other tax-deferred investments.

-------
/1/ Ranking entity: Morningstar, Inc. Rankings based on the 1-year return for the period ending 12/31/98 for the 537 funds in Morningstar's Large Value Universe.

                                                         Semi-Annual Report   1

--------------------------------------------------------------------------------

For the six months ended April 30, 1999, the Small Cap Growth Stock Fund gained 18.65% and the Small Cap Value Stock Fund gained 10.81%. While this has been one of the most difficult markets in history for small cap stocks, both our Funds beat the benchmark S&P SmallCap 600 Index return of 9.01%.

The European Growth & Income Fund gained 9.32% for the six months ended April 30, 1999, at the same time the Dow Jones Europe STOXX index advanced 11.82%. This Fund is the European "cousin" to our Growth & Income Fund. The launch of the Euro this year also precipitated an adjustment in the methodology of the Fund. We expanded the universe from four European markets to all fifteen markets of the European Monetary Union (EMU). In addition, we altered our value screen so that it would work across the fifteen (rather than just the four) markets. This led us to focus on the "peg ratio" for each issuer, which is the price to earnings ratio divided by the long-term growth rate of the company. This methodology captures companies with good long-term growth prospects that are cheap. The other factors in the strategy remain the same, as we still buy only the largest companies in Europe, and we still hold investments for at least one year from date of purchase. The Fund's goal is very similar in concept to what the dogs of the Dow is trying to capture in the US.

The Global Balanced Fund returned 12.80% for the six months ended April 30, 1999, significantly outperforming the 10.58% advance of its 60% stock/40% bond benchmark despite being more conservative and evenly balanced than its benchmark for much of the year. By maintaining exposure to select Asian equity markets throughout the period, the Fund participated in the precipitous rally occurring in the region in 1999. The bond component also added stability, as the Fund continued to have relatively low variability of return. This Fund is an excellent choice for investors who are troubled by making their own stock/bond/cash decisions, or for investors looking for instant diversification.

Bond Markets
The dynamics of the US fixed-income market have changed considerably over the past few quarters. Market levels have moved sharply from the levels observed in the fall of last year. In the aftermath of last fall's flight-to-quality, US Treasury rates have risen about 1%, from 4.8% to 5.8%, while mortgage and corporate spreads and market volatility have all moved significantly lower.

Though higher Treasury rates are generally a negative for bond portfolios, our Investment Quality Bond and Total Return Funds have both performed exceptionally in this environment due to our overweight of non-Treasury securities, such as mortgages, corporates and asset-backs. Both of these Funds, which have average maturities ranging from five to seven years, have out-performed their benchmarks year-to-date through April 30, 1999. In addition, the 2.91% performance of the Total Return Fund during the six months ended April 30, 1999 was

2    Payden & Rygel Investment Group
enhanced by our allocation to additional sectors such as convertible bonds, certain higher yielding corporate bonds, and emerging market securities. The U.S. Government Fund performed well due to its allocation to agency securities and agency mortgage-backed securities.

Our shorter maturity funds have also performed well in this environment. The Limited Maturity and Short Bond Funds continue to be rated five and four stars,/2/ respectively, by Morningstar with returns of 2.39% and 1.72%, while the Bunker Hill Fund was ranked in the top quartile for all institutional money market funds./3/ These funds performed well in this environment due to the relatively short maturity and the overweighting of corporate and asset backed issues.

Our High Income Fund and our Emerging Markets Bond Fund provide investors with exposure to sectors outside the traditional core bond universe; both Funds have been strong performers. Our High Income Fund, which emphasizes comprehensive fundamental credit research, has benefited from a favorable upgrade to downgrade ratio, with several bonds upgraded into investment grade. This focus on managing risk resulted in the Fund outperforming its Merrill Lynch High Yield Master Index by 260 basis points in 1998, and year-to-date through April 30, 1999, the Fund is outperforming its benchmark by 120 basis points. Our Emerging Markets Bond Fund has also performed well, as emerging markets debt spreads have narrowed by about 500 basis points since the Brazilian devaluation in January of this year.

Both the Global Fixed Income Fund and Global Short Bond Fund finished 1998 strongly, as declining global bond yields pushed prices higher. Currency hedging protected both Funds from foreign currency depreciation and helped boost income, as deposit rates in the US remained higher than Europe or Japan. The early months of 1999 have witnessed a shift in this trend, with bond yields rising, especially in US treasuries. The resulting lower bond prices have dampened performance. For the six months ended April 30, 1999, the Global Fixed Income Fund earned 2.30% and the Global Short Bond Fund earned 2.31%.

January 1999 marked the introduction of the Euro currency. Participant countries now share a common monetary policy and the same short term interest rates as dictated by the new European Central Bank (ECB). Accordingly, bond yields in EMU countries, such as Spain and Italy, have all but converged to German yields, leaving only a small yield spread representing the credit differential of issuers.

-------
/2/ Morningstar ratings are for the periods ending May 31, 1999, out of a total of 1,536 (3-year period) and 1,085 (5-year period) taxable bond funds. Morningstar's proprietary ratings reflect historical risk-adjusted performance and are subject to change monthly. Specifically, they are calculated from each fund's 3-year and 5-year average annual returns in excess of 90-day Treasury bill returns with appropriate adjustments for fees and a risk factor that reflects performance below a 90-day Treasury bill return. The top 10% of the funds in an investment category receive five stars and the next 22.5% receive four stars.
/3/ Ranking entity: Lipper, Inc. Rankings based on the six-month performance for the period ending April 30, 1999 for the 327 funds in the Lipper Money Market Fund Universe.


                                                         Semi-Annual Report   3

--------------------------------------------------------------------------------

Slowing economic activity across Europe prompted rate cuts by the ECB and the Bank of England. The German 10-year government bond yield experienced volatility during the past six months, but finished April at 4.1%. In the United Kingdom, which is not yet an EMU participant, yields fell 0.5% to 4.6%. Japanese 10-year bond yields rose 0.5% to 1.3%.

Since the Euro was introduced, it has depreciated 9% against the dollar. The dollar has also appreciated against the yen. However, the current levels seem to remain stuck in this range as Japan aims to increase exchange rate stability.

Both the Short Duration Tax Exempt and Tax Exempt Bond Funds posted strong performance for the six month period ended April 30, 1999, due primarily to our emphasis on bonds in the intermediate portion of the yield curve. Despite the fact that municipal yields rose over the period, the Tax Exempt Bond Fund earned 1.54%. The Short Duration Tax Exempt Fund earned a higher return over the period, 1.65%, due to the Fund's shorter maturity orientation in a rising interest rate environment. The California Municipal Income Fund debuted in December of 1998, and for the four months ended April 30, 1999, it earned 1.06%. The heavy demand for California bonds in a period of low supply caused the yield spread on several issues to compress, also contributing to the overall return.

4    Payden & Rygel Investment Group

PORTFOLIO HIGHLIGHTS

This section includes Country Allocation and Portfolio Composition charts. In the case of the Group's fixed income Funds, these charts are designed to identify the country or type of security where a Fund is exposed to changes in interest rates. In the case of the Group's equity Funds, these charts are designed to identify the country or industry sector where a Fund is exposed to changes in equity markets. In either case, if a Fund makes use of futures or options contracts, the chart includes the effect of those contracts. Unless indicated otherwise, the information in this section is as of April 30, 1999.


GLOBAL SHORT BOND FUND

Country Allocation
------------------
France 2%
Italy 3%
Sweden 5%
United Kingdom 10%
New Zealand 15%
Australia 15%
U.S. 21%
Germany 29%


Credit Quality
--------------
AAA        78%
AA         22%
A           0%
BBB         0%


FOREIGN CURRENCY EXPOSURE FULLY
HEDGED TO THE U.S. DOLLAR

                                   April 30, 1999    October 31, 1998
                                   --------------    ----------------
Net Assets                           $255,152,000        $251,609,000
Number of Issues                               24                  22
Average Maturity                        2.6 years           3.0 years
SEC Yield                                    3.80%               3.91%



                                                           Semi-Annual Report  5

GLOBAL FIXED INCOME FUND

Country Allocation
------------------
Sweden 2%
France 4%
Greece 4%
New Zealand 6%
United Kingdom 7%
Germany 35%
U.S. 42%


Credit Quality
--------------
AAA        88%
AA          3%
A           5%
BBB         4%


FOREIGN CURRENCY EXPOSURE FULLY
HEDGED TO THE U.S. DOLLAR

                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $537,863,000             $524,650,000
Number of Issues                               33                       26
Average Maturity                        7.4 years                8.8 years
SEC Yield                                    4.13%                    4.50%


EMERGING MARKETS BOND FUND

Country Allocation
------------------
Poland 4%
Russia 6%
Venezuela 10%
Other 11%
Argentina 17%
Mexico 19%
Brazil 33%


Maturity Composition
--------------------
Brazil 13.7 years
Argentina 9.1 years
Mexico 11.3 years
Venezuela 11.0 years
Russia 14.8 years
Poland 10.0 years


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $ 10,672,000    Fund not in operation
Number of Issues                               28
Average Maturity                       12.0 years
SEC Yield                                   10.05%


6  Payden & Rygel Investment Group

GLOBAL BALANCED FUND

Country Allocation
------------------
Italy 4%
Switzerland 4%
France 8%
Other 11%
Germany 12%
United Kingdom 16%
U.S. 45%


EQUITIES      59%
BONDS         26%
CASH          15%


Top Equity Holdings
-------------------
Yields (%)
Wal-Mart Stores, Inc. 2.2
Home Depot, Inc. 2.1
Banco de Galicia y Buenos Aires 2.0
Bristol Myers Squibb 2.0
General Electric Co. 2.0
Tandy Corporation 1.9
Tyco International Ltd. 1.7
Dixons 1.4
United Bank of Switzerland 1.3
Nokia Oyj 1.3


FOREIGN CURRENCY EXPOSURE
HEDGED 7% TO THE U.S. DOLLAR


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                             $8,048,000               $7,078,000
Number of Issues                               73                       73
Number of Countries                            15                       15
Average Market Cap (Equities)       $24.3 billion            $42.5 billion


INTERNATIONAL EQUITY FUND

Country Allocation
------------------
Australia 6%
France 28%
United Kingdom 26%
Japan 18%
Germany 22%


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $  6,170,000             $ 18,323,000
Number of Countries                             5                       11


                                                           Semi-Annual Report  7

EUROPEAN GROWTH & INCOME FUND

Country Allocation
------------------
Spain 3%
Netherlands 3%
Ireland 3%
Belgium 4%
Portugal 5%
Italy 5%
Other 6%
Switzerland 8%
France 20%
Germany 21%
United Kingdom 22%


Top 5 Industries
----------------
Consumer           28%
Cyclicals
Finance            22%
Industrial         22%
Basic Industries    8%
Consumer            7%
Non-Cyclicals


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $ 38,383,000             $ 39,529,000
Number of Issues                               61                       74
Number of Industries                            9                        4
Average Market Cap                  $11.4 billion            $18.2 billion


EURODIRECT FUND

Country Allocation
------------------
Germany 18%
France 24%
Euro Bonds 25%
United Kingdom 33%


Equity Exposure
---------------
FTSE 100 Index      32%
CAC 40 Future       32%
Dax Index Future    23%
Gilt Future         13%


EQUITY EXPOSURE     36%
BOND EXPOSURE       61%
CASH                 3%


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $ 10,463,000    Fund not in operation
Average Maturity                        0.9 years
SEC Yield                                    4.00%


8  Payden & Rygel Investment Group

GROWTH AND INCOME FUND

Top Dividend Yields
-------------------
Yields (%)
Philip Morris 5.0%
J.P. Morgan   2.9%
Minnesota Mining & Manufacturing 2.5%
Chevron 2.4%
Eastman Kodak 2.4%


Best Total Return 10/31/98 - 4/30/99
------------------------------------
Total Return (%)
J.P. Morgan 45.5%
Caterpillar 44.9%
General Motors 42.8%
Union Carbide 36.1%
Chevron 24.3%

                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $287,825,000             $250,553,000
Number of Issues                               16                       16
Gross Dividend Yield*                        2.40%                    2.42%
Dividends Yield/S&P 500**                    0.96%                    1.49%
 *Prior to fund expenses
**Source: Barrons


MARKET RETURN FUND

Portfolio Composition
---------------------
S&P Depositary Receipts 2%
Commercial Paper 9%
Treasury/Agency 12%
Asset Backed 24%
Corporate 26%
Mortgage Backed 27%


Equity Exposure
---------------
S&P Futures      98%
S&P Depositary
Receipts          2%


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $ 62,499,000             $ 43,390,000
Number of Issues                               40                       46
Average Maturity                        1.9 years                2.1 years
SEC Yield                                    5.45%                    5.78%

                                                           Semi-Annual Report  9

SMALL CAP VALUE STOCK FUND

Largest Holdings
----------------
Danaher Corp. 4.0%
Hasbro, Inc. 3.6%
Hertz Corp. 3.0%
Reinsurance Group of America 2.9%
Duke Realty Investments 2.8%
Ensco International Inc. 2.7%


Major Sectors
-------------
Consumer            25%
Cyclicals
Financials          19%
Technology          15%
Basic Industries    11%


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $ 21,665,000             $ 23,544,000
Number of Issues                               81                       81
Number of Sectors                               9                       11



SMALL CAP GROWTH STOCK FUND

Largest Holdings
----------------
Health Management Assoc. 6.3%
Abercrombie & Fitch 6.2%
Alterna Corp. 4.9%
Century Telephone 4.6%
Danaher Corp. 4.4%
Devry 3.7%


Major Sectors
-------------
Consumer          23%
Cyclicals
Technology        20%
Capital Goods     16%
Basic Industries  15%


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $  2,797,000             $  2,384,000
Number of Issues                               59                       53
Number of Sectors                              10                       11

10  Payden & Rygel Investment Group

LIMITED MATURITY FUND

Portfolio Composition
---------------------
Treasury/Agency 6%
Asset Backed 23%
Mortgage Backed 23%
Corporate 48%


Credit Quality
--------------
AAA        53%
AA         15%
A           6%
BBB        26%

                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $ 81,758,000             $117,042,000
Number of Issues                               22                       27
Average Maturity                        0.9 years                0.9 years
SEC Yield                                    5.17%                    5.64%


SHORT BOND FUND

Portfolio Composition
---------------------
Commercial Paper 4%
Treasury/Agency 24%
Mortgage Backed 21%
Corporate 51%


Credit Quality
--------------
AAA        48%
AA          3%
A          24%
BBB        25%


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $106,769,000             $108,661,000
Number of Issues                               33                       39
Average Maturity                        2.5 years                3.0 years
SEC Yield                                    5.36%                    5.38%

                                                          Semi-Annual Report  11

U.S. GOVERNMENT FUND

Portfolio Composition
---------------------
Supranational 7%
Treasury/Agency 38%
Mortgage Backed 55%


Credit Quality
--------------
AAA       100%


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $ 75,830,000             $ 71,855,000
Number of Issues                               22                       25
Average Maturity                        3.0 years                3.7 years
SEC Yield                                    5.38%                    5.10%



INVESTMENT QUALITY BOND FUND

Portfolio Composition
---------------------
Commercial Paper 9%
Asset Backed 9%
Treasury/Agency 17%
Mortgage Backed 22%
Corporate 43%


Credit Quality
--------------
AAA        44%
AA         11%
A          24%
BBB        21%



                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $253,910,000             $173,974,000
Number of Issues                               56                       56
Average Maturity                        5.8 years                6.7 years
SEC Yield                                    5.81%                    6.34%

12  Payden & Rygel Investment Group

TOTAL RETURN FUND

Portfolio Composition
---------------------
Asset Backed 10%
Commercial Paper 10%
Treasury 23%
Mortgage Backed 26%
Corporate 31%


Credit Quality
--------------
AAA        57%
AA          9%
A          14%
BBB         9%
BB         11%


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $184,386,000             $174,612,000
Number of Issues                               54                       53
Average Maturity                        5.4 years                6.7 years
SEC Yield                                    5.60%                    6.14%



HIGH INCOME FUND

Portfolio Composition
---------------------
Foreign Government Bonds 1%
Asset Backed 3%
Preferred Stock 4%
Corporate 92%


Credit Quality
--------------
AAA         5%
A           3%
BBB         2%
BB         40%
B          50%


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $123,767,000             $ 91,669,000
Number of Issues                              101                       76
Average Maturity                        6.4 years                6.8 years
SEC Yield                                    7.99%                    9.08%

                                                          Semi-Annual Report  13

BUNKER HILL MONEY MARKET FUND

Portfolio Composition
---------------------
Mortgage Backed 4%
Asset Backed 6%
Cash Equivalent 9%
Commercial Paper 81%


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $ 25,899,000             $ 26,455,000
Number of Issues                               17                       21
Average Maturity                          47 days                  66 days
30-Day Yield                                 4.24%                    4.97%


SHORT DURATION TAX EXEMPT FUND

Portfolio Composition
---------------------
Cash Equivalent 4%
Pre-Refunded Bonds 8%
General Obligation Bonds 13%
Revenue Bonds 30%
Insured Bonds 45%

Credit Quality
--------------
AAA        58%
AA         11%
A          13%
BBB        18%


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $ 16,177,000             $ 16,825,000
Number of Issues                               27                       18
Average Maturity                        2.4 years                2.4 years
SEC Yield                                    3.21%                    3.35%

14  Payden & Rygel Investment Group

TAX EXEMPT BOND FUND

Portfolio Composition
---------------------
Cash Equivalent 1%
Pre-Refunded Bonds 8%
General Obligation Bonds 18%
Revenue Bonds 28%
Insured Bonds 45%

Credit Quality
--------------
AAA        63%
AA         19%
A           8%
BBB        10%

                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $ 62,305,000             $ 67,889,000
Number of Issues                               52                       54
Average Maturity                        6.8 years                7.6 years
SEC Yield                                    3.68%                    3.53%


CALIFORNIA MUNICIPAL INCOME FUND

Portfolio Composition
---------------------
Cash Equivalent 1%
Pre-Refunded Bonds 6%
General Obligation Bonds 9%
Revenue Bonds 25%
Insured Bonds 59%


Credit Quality
--------------
AAA        66%
AA         10%
A           5%
BBB        19%


                                   April 30, 1999         October 31, 1998
                                   --------------         ----------------
Net Assets                           $ 28,040,000    Fund not in operation
Number of Issues                               45
Average Maturity                        8.1 years
SEC Yield                                    3.61%

                                                          Semi-Annual Report  15

 Statements of Assets and Liabilities
--------------------------------------------------------------------------------
April 30, 1999

                              Global        Global       Emerging     Global
                            Short Bond   Fixed Income  Markets Bond  Balanced
                               Fund          Fund          Fund        Fund
                           ============  ============  ============ ==========
ASSETS:
Investments, at value*...  $248,889,044  $516,860,434  $ 7,899,645  $6,812,509
Foreign cash.............         3,750        11,515                    7,756
Cash.....................     1,070,389     3,715,328    2,170,671   1,185,212
Receivable for:
 Interest and dividends..     4,410,453    10,037,312      160,867      64,378
 Investments sold........                  36,729,562      441,445
 Fund shares sold........                      98,084
 Futures and options
  contracts..............                                    7,656
 Forward currency
  contracts..............     2,646,256     6,144,476
 Paydowns................
Unamortized organization
 costs (Note 4)..........           263                                    827
Deferred expense subsidy
 (Note 5)................       336,997                     13,223     189,180
Other assets.............        27,711        55,047        8,494       2,576
                           ------------  ------------  -----------  ----------
   Total Assets..........   257,384,863   573,651,758   10,702,001   8,262,438
                           ------------  ------------  -----------  ----------

LIABILITIES:
Payable for:
 Forward currency
  contracts..............     1,753,226       686,933                    2,822
 Investments purchased...                  34,770,118
 Fund shares redeemed....
 Futures and options
  contracts..............                      21,040                   10,434
 Swap contracts..........
 Dollar rolls............
Distributions payable....
Accrued expenses:
 Investment advisory
  fees...................       398,169       133,000       11,145     183,830
 Administration fees.....        12,080        26,600          502         394
 Other expenses..........        69,205       151,314       18,416      16,559
                           ------------  ------------  -----------  ----------
   Total Liabilities.....     2,232,680    35,789,005       30,063     214,039
                           ------------  ------------  -----------  ----------
   NET ASSETS............  $255,152,183  $537,862,753  $10,671,938  $8,048,399
                           ============  ============  ===========  ==========

NET ASSETS:
Paid in capital..........  $260,092,055  $530,833,266  $ 9,715,250  $6,538,405
Undistributed net
 investment income.......    (3,600,349)   (9,624,969)     157,211      72,799
Accumulated distributions
 in excess of net
 investment income.......
Accumulated net realized
 gains (losses) from
 investments.............       380,528    12,595,401       70,427     230,463
Net unrealized
 appreciation
 (depreciation) from:
 Investments.............    (2,577,400)     (762,467)     729,050   1,210,364
 Translation of assets
  and liabilities in
  foreign currencies.....       857,349     4,821,522                   (3,632)
                           ------------  ------------  -----------  ----------
   NET ASSETS............  $255,152,183  $537,862,753  $10,671,938  $8,048,399
                           ============  ============  ===========  ==========
 Outstanding shares of
  beneficial interest....    25,810,428    51,933,687      972,394     700,656
                           ============  ============  ===========  ==========
 NET ASSET VALUE --
   offering and
  redemption price per
  share..................  $       9.89  $      10.36  $     10.97  $    11.49
                           ============  ============  ===========  ==========
--------
* Investments, at cost...  $251,466,444  $518,798,773  $ 7,167,910  $5,705,356

                       See notes to financial statements.

16    Payden & Rygel Investment Group

 International  European                   Growth &     Market     Small Cap    Small Cap
    Equity      Growth &    EuroDirect      Income      Return    Value Stock  Growth Stock
     Fund      Income Fund     Fund          Fund        Fund        Fund          Fund
 ============= ===========  ===========  ============ =========== ===========  ============
  $3,701,071   $35,673,256  $10,290,507  $284,266,325 $60,992,277 $18,649,589   $2,542,877
      18,086     2,106,268
   2,418,523       440,175      561,400     3,480,839   1,593,913   3,048,639      254,679
      26,205       178,782                    116,679     451,379       7,796          599
                     9,960                    137,948
      25,632        20,652       35,757
         774         1,928                      1,933                   3,694        3,694
     155,171       202,778        7,102       166,821     290,182      41,273       70,161
       2,850         2,293       10,877        21,654       5,128       4,946        3,533
  ----------   -----------  -----------  ------------ ----------- -----------   ----------
   6,348,312    38,636,092   10,905,643   288,192,199  63,332,879  21,755,937    2,875,543
  ----------   -----------  -----------  ------------ ----------- -----------   ----------

                                421,129
                                                          508,000      27,500
     154,657       219,852        5,927       289,674     299,664      47,575       67,159
         529         1,942          511        13,740       3,025       1,037          132
      23,269        30,970       15,115        63,411      22,733      14,492       11,113
  ----------   -----------  -----------  ------------ ----------- -----------   ----------
     178,455       252,764      442,682       366,825     833,422      90,604       78,404
  ----------   -----------  -----------  ------------ ----------- -----------   ----------
  $6,169,857   $38,383,328  $10,462,961  $287,825,374 $62,499,457 $21,665,333   $2,797,139
  ==========   ===========  ===========  ============ =========== ===========   ==========

  $4,592,661   $36,872,664  $10,011,362  $209,687,287 $54,108,560 $24,746,634   $2,735,722
      19,275        96,925      135,616        21,682      62,990      50,015          449
   1,393,386      (751,444)     357,392     3,985,541   6,204,816  (2,248,549)    (213,069)
     165,143     2,207,371      379,720    74,130,864   2,123,091    (882,767)     274,037
        (608)      (42,188)    (421,129)
  ----------   -----------  -----------  ------------ ----------- -----------   ----------
  $6,169,857   $38,383,328  $10,462,961  $287,825,374 $62,499,457 $21,665,333   $2,797,139
  ==========   ===========  ===========  ============ =========== ===========   ==========
     525,675     3,166,984      996,718    17,167,374   4,160,839   2,116,940      258,786
  ==========   ===========  ===========  ============ =========== ===========   ==========
  $    11.74   $     12.12  $     10.50  $      16.77 $     15.02 $     10.23   $    10.81
  ==========   ===========  ===========  ============ =========== ===========   ==========
  $3,700,488   $33,586,859  $10,290,507  $210,135,461 $60,918,224 $19,653,085   $2,268,840

                       See notes to financial statements.

                                                         Semi-Annual Report   17

--------------------------------------------------------------------------------
April 30, 1999

                            Limited       Short         U.S.       Investment
                           Maturity        Bond      Government   Quality Bond
                             Fund          Fund         Fund          Fund
                          ===========  ============  ===========  ============
ASSETS:
Investments, at value*..  $80,884,209  $114,949,172  $90,353,341  $291,148,270
Foreign cash............
Cash....................      334,748     2,384,686    1,953,913     1,552,200
Receivable for:
 Interest and
  dividends.............      575,798     1,690,892      627,422     3,741,489
 Investments sold.......                              15,178,021
 Fund shares sold.......
 Futures and options
  contracts.............
 Forward currency
  contracts.............
 Paydowns...............                                                21,464
Unamortized organization
 costs (Note 4).........
Deferred expense subsidy
 (Note 5)...............      837,154       537,136      308,022       413,510
Other assets............       18,198        11,723        9,892        16,274
                          -----------  ------------  -----------  ------------
  Total Assets..........   82,650,107   119,573,609  108,430,611   296,893,207
                          -----------  ------------  -----------  ------------
LIABILITIES:
Payable for:
 Forward currency
  contracts.............
 Investments purchased..                 12,186,812   32,243,868    41,858,765
 Fund shares redeemed...
 Futures and options
  contracts.............                     20,813                    531,406
 Swap contracts.........                                                28,612
 Dollar rolls...........                      8,137       11,628
Distributions payable...
Accrued expenses:
 Investment advisory
  fees..................      852,044       553,569      317,832       480,139
 Administration fees....        4,840         5,254        3,740        12,466
 Other expenses.........       35,595        29,687       23,903        71,322
                          -----------  ------------  -----------  ------------
  Total Liabilities.....      892,479    12,804,272   32,600,971    42,982,710
                          -----------  ------------  -----------  ------------
  NET ASSETS............  $81,757,628  $106,769,337  $75,829,640  $253,910,497
                          ===========  ============  ===========  ============
NET ASSETS:
Paid in capital.........  $81,710,129  $107,188,989  $76,062,996  $255,854,417
Undistributed net
 investment income......      177,704       230,421       76,718       480,944
Accumulated
 distributions in excess
 of net investment
 income.................
Accumulated net realized
 gains (losses) from
 investments............     (364,758)     (673,958)     (84,942)     (554,124)
Net unrealized
 appreciation
 (depreciation) from:
 Investments............      234,553        23,885     (225,132)   (1,870,740)
 Translation of assets
  and liabilities in
  foreign currencies....
                          -----------  ------------  -----------  ------------
  NET ASSETS............  $81,757,628  $106,769,337  $75,829,640  $253,910,497
                          ===========  ============  ===========  ============
Outstanding shares of
 beneficial interest....    8,143,031    10,829,956    7,126,663    25,686,084
                          ===========  ============  ===========  ============
NET ASSET VALUE --
  offering and
 redemption price per
 share..................  $     10.04  $       9.86  $     10.64  $       9.89
                          ===========  ============  ===========  ============
--------
* Investments, at cost..  $80,649,656  $114,904,474  $90,578,473  $292,856,212

                       See notes to financial statements.

18  Payden & Rygel Investment Group

    Total          High      Bunker Hill  Short Duration Tax Exempt   California
    Return        Income     Money Market   Tax Exempt      Bond       Municipal
     Fund          Fund          Fund          Fund         Fund      Income Fund
 ============  ============  ============ ============== ===========  ===========
 $208,746,440  $114,633,475  $25,759,879   $16,394,399   $61,321,568  $27,591,090
      906,753     6,589,145      145,697        90,636        71,885       94,716
    3,017,632     2,635,044      141,099       237,153       944,008      376,535
                  1,704,628
       10,732
          662           348          356
      125,820                    111,864       329,676       416,745        4,233
        9,699         4,884        8,782         3,175         6,177          352
 ------------  ------------  -----------   -----------   -----------  -----------
  212,817,738   125,567,524   26,167,677    17,055,039    62,760,383   28,066,926
 ------------  ------------  -----------   -----------   -----------  -----------
   27,601,153     1,722,373                    530,176
      580,906
       19,713
                                 140,135
      171,676        33,736      103,108       333,056       428,977        6,805
        9,223         5,574        1,480           808         3,173        1,362
       48,641        38,447       23,529        13,938        23,714       18,980
 ------------  ------------  -----------   -----------   -----------  -----------
   28,431,312     1,800,130      268,252       877,978       455,864       27,147
 ------------  ------------  -----------   -----------   -----------  -----------
 $184,386,426  $123,767,394  $25,899,425   $16,177,061   $62,304,519  $28,039,779
 ============  ============  ===========   ===========   ===========  ===========
 $184,231,666  $124,463,711  $25,899,425   $15,989,389   $61,095,017  $28,127,391
   (1,069,954)    1,107,511                     11,809        50,958       19,896
    1,581,277    (1,608,627)                    43,672      (626,256)     (19,327)
     (356,563)     (195,201)                   132,191     1,784,800      (88,181)
 ------------  ------------  -----------   -----------   -----------  -----------
 $184,386,426  $123,767,394  $25,899,425   $16,177,061   $62,304,519  $28,039,779
 ============  ============  ===========   ===========   ===========  ===========
   18,105,140    12,115,910   25,899,425     1,618,389     6,314,278    2,797,950
 ============  ============  ===========   ===========   ===========  ===========
 $      10.18  $      10.22  $      1.00   $     10.00   $      9.87  $     10.02
 ============  ============  ===========   ===========   ===========  ===========
 $210,024,917  $114,828,676  $25,759,879   $16,262,208   $59,536,768  $27,679,271

                       See notes to financial statements.

                                                         Semi-Annual Report   19

 Statements of Operations
--------------------------------------------------------------------------------
Period ended April 30, 1999

                                 Global        Global       Emerging     Global
                               Short Bond   Fixed Income  Markets Bond  Balanced
                                  Fund          Fund        Fund(a)       Fund
                               ===========  ============  ============  ========
INVESTMENT INCOME:
Interest income..............  $ 5,297,337  $ 12,987,812  $   322,109   $ 90,729
Dividend income..............                                             20,916
Foreign tax withholdings.....                                             (1,753)
                               -----------  ------------  -----------   --------
 Investment Income...........    5,297,337    12,987,812      322,109    109,892
                               -----------  ------------  -----------   --------
EXPENSES:
Investment advisory fees
 (Note 5)....................      358,956       790,101       14,198     19,035
Administration fees (Note
 5)..........................       71,791       158,020        1,893      2,284
Custodian fees...............       49,205       102,167        4,281      7,326
Transfer agent fees (Note
 5)..........................       16,794        35,948        5,064      5,661
Registration and filing
 fees........................       (9,612)       (3,698)       7,829      7,473
Professional fees............        1,565         3,618           41         75
Trustees' fees and expenses..        8,292        18,515          239        330
Printing costs...............       23,103        58,320        1,878      1,262
Organization expenses (Note
 4)..........................          339                      3,179        672
Legal fees...................        3,215         7,852          115      2,433
Accounting fees..............       35,723        79,729        3,362      4,114
Insurance....................        6,407        11,517                     232
Audit fees...................       14,531        22,805        9,832     12,926
Other expenses...............       15,923        41,634          678      3,181
Expenses previously deferred
 (Note 5)....................        1,169
Waived advisory fee (Note
 5)..........................                                 (14,198)
Expense subsidy (Note 5).....                                 (13,223)   (40,326)
                               -----------  ------------  -----------   --------
 Net Expenses................      597,401     1,326,528       25,168     26,678
                               -----------  ------------  -----------   --------
  Net Investment Income......    4,699,936    11,661,284      296,941     83,214
                               -----------  ------------  -----------   --------
REALIZED AND UNREALIZED GAINS
 (LOSSES):
Net realized gains (losses)
 from:
 Investments.................   (1,286,317)   (1,421,324)      74,303      7,801
 Foreign currency
  transactions...............    6,242,760    11,152,628                 (71,243)
 Swap contracts .............
 Futures contracts...........                 (1,099,674)      (3,876)   178,143
 Options contracts...........
Change in net unrealized
 appreciation (depreciation)
 from:
 Investments.................   (4,928,641)  (18,046,668)     731,735    571,707
 Translation of assets and
  liabilities in foreign
  currencies.................      741,732     9,001,338                  70,376
 Swap contracts..............
 Futures contracts...........                    619,177       (2,685)    74,995
 Options contracts...........
                               -----------  ------------  -----------   --------
  Net Realized and Unrealized
   Gains (Losses)............      769,534       205,477      799,477    831,779
                               -----------  ------------  -----------   --------
CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS...  $ 5,469,470  $ 11,866,761  $ 1,096,418   $914,993
                               ===========  ============  ===========   ========

--------
(a) The Fund commenced operations on December 17, 1998.

                       See notes to financial statements.

20   Payden & Rygel Investment Group

 International    European                 Growth &     Market      Small Cap    Small Cap
     Equity       Growth &    EuroDirect    Income      Return     Value Stock  Growth Stock
      Fund       Income Fund   Fund(a)       Fund        Fund         Fund          Fund
 =============   ===========  ==========  =========== ===========  ===========  ============
  $    58,519    $    42,197  $ 163,344   $   221,729 $ 1,489,784  $  112,730    $    3,635
       45,628        259,509                2,454,521                  88,558         6,484
       (5,108)       (27,019)
 -----------     -----------  ---------   ----------- -----------  ----------    ----------
       99,039        274,687    163,344     2,676,250   1,489,784     201,288        10,119
 -----------     -----------  ---------   ----------- -----------  ----------    ----------
       42,258         98,915     21,260       665,249      72,462      68,691         7,785
        4,226         11,870      1,962        79,830      15,528       6,869           778
       19,222         14,155      2,424        11,603       6,707       1,175         2,586
        6,266         17,989      4,990       105,263       9,652       6,881         5,365
        7,097          4,079      8,392         3,387       7,223       4,286         5,930
          137            245         43         2,242         407         198            23
          712          1,453        252        11,031       2,105       1,063           101
        2,587         12,946       (448)       28,347       5,273       2,588           244
          628            820      3,179         1,893       1,347       1,097         1,097
        6,104         12,459        121         3,840         739         355            36
        5,402          8,633      3,404        43,211      10,221       6,542         3,362
          498            623                    5,647         845         471            85
       10,114         10,473      9,831        12,832       9,098       8,712         8,328
        2,806          4,344        680         6,000       2,337         553            97
                                               17,256
                                (21,260)
      (44,670)       (21,290)    (7,102)                  (28,163)    (17,939)      (25,430)
 -----------     -----------  ---------   ----------- -----------  ----------    ----------
       63,387        177,714     27,728       997,631     115,781      91,542        10,387
 -----------     -----------  ---------   ----------- -----------  ----------    ----------
       35,652         96,973    135,616     1,678,619   1,374,003     109,746          (268)
 -----------     -----------  ---------   ----------- -----------  ----------    ----------
    2,410,576       (891,086)        30     3,985,588    (253,159)    250,060       (56,631)
      (30,651)      (145,548)
      135,433        363,299    357,362                10,465,094     801,922
                                                                       13,600
   (1,149,084)     6,902,747               41,621,658     481,486   1,630,246       499,727
       (2,642)    (2,802,406)  (421,129)
      184,980        120,974    379,720                (1,958,046)   (321,184)
 -----------     -----------  ---------   ----------- -----------  ----------    ----------
    1,548,612      3,547,980    315,983    45,607,246   8,735,375   2,374,644       443,096
 -----------     -----------  ---------   ----------- -----------  ----------    ----------
  $ 1,584,264    $ 3,644,953  $ 451,599   $47,285,865 $10,109,378  $2,484,390    $  442,828
  ===========    ===========  =========   =========== ===========  ==========    ==========

                       See notes to financial statements.

                                                         Semi-Annual Report   21

--------------------------------------------------------------------------------
Period ended April 30, 1999

                               Limited       Short        U.S.       Investment
                               Maturity      Bond      Government   Quality Bond
                                 Fund        Fund         Fund          Fund
                              ==========  ===========  ===========  ============
INVESTMENT INCOME:
Interest income.............  $3,029,690  $ 2,905,884  $ 2,063,997  $ 7,352,775
Dividend income.............
Foreign tax withholdings....
                              ----------  -----------  -----------  -----------
 Investment Income..........   3,029,690    2,905,884    2,063,997    7,352,775
                              ----------  -----------  -----------  -----------
EXPENSES:
Investment advisory fees
 (Note 5)...................     149,064      137,025      100,890      320,004
Administration fees (Note
 5).........................      31,942       29,363       21,619       68,572
Custodian fees..............       6,493        7,141        6,141       12,937
Transfer agent fees (Note
 5).........................      13,560       10,503        9,324       17,033
Registration and filing
 fees.......................       7,073        2,493        1,543       15,388
Professional fees...........         859          488          503        1,951
Trustees' fees and
 expenses...................       3,812        4,626        2,601        8,611
Printing costs..............      10,169        9,327        7,270       24,269
Organization expenses (Note
 4).........................
Legal fees..................       1,488        1,298        1,003        3,546
Accounting fees.............      18,226       17,733       13,016       35,433
Insurance...................       3,584        2,445        1,632        3,072
Audit fees..................      10,467       10,121        9,633       11,756
Other expenses..............      14,095       10,099        7,882       16,624
Expenses previously deferred
 (Note 5)...................                                             30,992
Waived advisory fee (Note
 5).........................
Expense subsidy (Note 5)....     (77,010)     (47,537)     (39,209)
                              ----------  -----------  -----------  -----------
 Net Expenses...............     193,822      195,125      143,849      570,188
                              ----------  -----------  -----------  -----------
  Net Investment Income.....   2,835,868    2,710,759    1,920,148    6,782,587
                              ----------  -----------  -----------  -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES):
Net realized gains (losses)
 from:
 Investments................    (201,021)       1,360        5,737    2,427,214
 Foreign currency
  transactions..............
 Swap contracts.............
 Futures contracts..........                 (256,500)    (116,044)  (3,087,482)
 Options contracts..........
Change in net unrealized
 appreciation (depreciation)
 from:
 Investments................    (129,040)    (865,505)  (1,275,956)  (4,349,963)
 Translation of assets and
  liabilities in foreign
  currencies................
 Swap contracts.............                                             15,287
 Futures contracts..........                  107,287       25,463     (825,844)
 Options contracts..........                                            754,000
                              ----------  -----------  -----------  -----------
  Net Realized and
   Unrealized Gains
   (Losses).................    (330,061)  (1,013,358)  (1,360,800)  (5,066,788)
                              ----------  -----------  -----------  -----------
CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS..  $2,505,807  $ 1,697,401  $   559,348  $ 1,715,799
                              ==========  ===========  ===========  ===========

--------
(a) The Fund commenced operations on December 17, 1998.

                       See notes to financial statements.


22  Payden & Rygel Investment Group

    Total          High     Bunker Hill  Short Duration Tax Exempt   California
    Return        Income    Money Market   Tax Exempt      Bond      Municipal
     Fund          Fund         Fund          Fund         Fund     Bond Fund(a)
 ===========    ==========  ============ ============== ==========  ============
 $ 5,813,294    $4,325,567   $1,457,527   $   336,534   $1,529,234  $   248,745
 -----------    ----------   ----------   -----------   ----------  -----------
   5,813,294     4,325,567    1,457,527       336,534    1,529,234      248,745
 -----------    ----------   ----------   -----------   ----------  -----------
     253,504       177,315       43,414        25,656      107,318       20,585
      54,322        30,397       17,366         4,810       20,122        3,860
      11,055         4,525        3,843         1,999        4,229        2,046
      14,113        10,763       18,035         6,265        9,054        4,859
       7,605         5,395       19,320         6,149        8,518        8,124
         872           432          263           151          550           43
       5,461         3,060        1,262           690        2,622          232
      18,540         9,816        3,427         1,717        7,337        1,390
         539           103          139                                   3,178
       2,536         1,380          464           232          982          106
      28,007        16,252        9,798         5,417       12,774        3,412
       1,600         1,090          373           498        1,526
      10,955         9,877        8,677         8,624        9,575        8,400
       5,494         1,967          814         3,942        9,794          675
      36,082        24,969
                                                                        (20,585)
                                (40,503)      (26,036)     (26,857)      (4,233)
 -----------    ----------   ----------   -----------   ----------  -----------
     450,685       297,341       86,692        40,114      167,544       32,092
 -----------    ----------   ----------   -----------   ----------  -----------
   5,362,609     4,028,226    1,370,835       296,420    1,361,690      216,653
 -----------    ----------   ----------   -----------   ----------  -----------
   1,931,495      (541,639)      (1,318)       43,684      594,206          372
  (1,725,805)                                               91,804      (19,699)
  (1,379,991)    4,703,177                    (74,335)  (1,042,692)     (88,181)
     901,324
    (767,172)
     754,000
 -----------    ----------   ----------   -----------   ----------  -----------
    (286,149)    4,161,538       (1,318)      (30,651)    (356,682)    (107,508)
 -----------    ----------   ----------   -----------   ----------  -----------
 $ 5,076,460    $8,189,764   $1,369,517   $   265,769   $1,005,008  $   109,145
 ===========    ==========   ==========   ===========   ==========  ===========

                       See notes to financial statements.

                                                         Semi-Annual Report   23

 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Global Short Bond
                                                               Fund
                                                     ==========================
                                                     Period ended   Year ended
                                                      April 30,    October 31,
                                                         1999          1998
                                                     ============  ============
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income..............................  $  4,699,936  $ 11,869,557
Net realized gains (losses)........................     4,956,443     7,398,243
Change in net unrealized appreciation
 (depreciation)....................................    (4,186,909)    1,271,604
                                                     ------------  ------------
 Change in Net Assets Resulting from Operations....     5,469,470    20,539,404
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income..............................   (15,398,468)  (16,746,627)
In excess of net investment income.................
Net realized gains from investments................
In excess of net realized gains from investments ..
Return of capital..................................
                                                     ------------  ------------
 Change in Net Assets from Distributions to
  Shareholders.....................................   (15,398,468)  (16,746,627)
                                                     ------------  ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold.....................    34,174,788   160,907,104
Reinvestment of distributions......................    14,223,192    15,667,434
Cost of fund shares redeemed.......................   (34,925,949) (149,623,338)
                                                     ------------  ------------
 Change in Net Assets from Capital Transactions....    13,472,031    26,951,200
                                                     ------------  ------------
  Total Change in Net Assets.......................     3,543,033    30,743,977
NET ASSETS:
Beginning of period................................   251,609,150   220,865,173
                                                     ------------  ------------
End of period......................................  $255,152,183  $251,609,150
                                                     ============  ============
Undistributed net investment income................  $ (3,600,349) $  7,098,183
                                                     ============  ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period..........    24,412,663    21,726,743
                                                     ------------  ------------
Shares sold........................................     3,422,385    15,741,129
Shares issued in reinvestment of distributions.....     1,425,482     1,541,064
Shares redeemed....................................    (3,450,102)  (14,596,273)
                                                     ------------  ------------
Change in shares outstanding.......................     1,397,765     2,685,920
                                                     ------------  ------------
Outstanding shares at end of period................    25,810,428    24,412,663
                                                     ============  ============

--------
(a) The Fund commenced operations on December 17, 1998.
(b) The Fund commenced operations on December 30, 1997.
(c) The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

24  Payden & Rygel Investment Group

     Global Fixed Income         Emerging Markets        Global Balanced
            Fund                    Bond Fund                 Fund
 ============================    ================   ===========================
 Period ended    Year ended        Period ended     Period ended   Year ended
  April 30,      October 31,        April 30,        April 30,     October 31,
     1999           1998             1999(a)            1999          1998
 ============   =============    ================   ============   ===========
 $ 11,661,284   $  26,635,762     $     296,941      $   83,214    $   287,728
    8,631,630      20,449,089            70,427         114,701        476,456
   (8,426,153)     11,221,797           729,050         717,078         94,972
 ------------   -------------     -------------      ----------    -----------
   11,866,761      58,306,648         1,096,418         914,993        859,156
 ------------   -------------     -------------      ----------    -----------
  (22,736,691)    (20,851,285)         (139,730)        (25,727)      (152,943)
  (16,164,432)                                         (449,810)      (490,802)
 ------------   -------------     -------------      ----------    -----------
  (38,901,123)    (20,851,285)         (139,730)       (475,537)      (643,745)
 ------------   -------------     -------------      ----------    -----------
   94,665,189     220,982,932         9,715,260         183,234      1,054,022
   32,789,371      17,044,782                           475,434        630,824
  (87,206,997)   (286,477,747)              (10)       (127,573)    (5,134,779)
 ------------   -------------     -------------      ----------    -----------
   40,247,563     (48,450,033)        9,715,250         531,095     (3,449,933)
 ------------   -------------     -------------      ----------    -----------
   13,213,201     (10,994,670)       10,671,938         970,551     (3,234,522)
  524,649,552     535,644,222                --       7,077,848     10,312,370
 ------------   -------------     -------------      ----------    -----------
 $537,862,753   $ 524,649,552     $  10,671,938      $8,048,399    $ 7,077,848
 ============   =============     =============      ==========    ===========
 $ (9,624,969)  $   1,450,438     $     157,211      $   72,799    $    15,312
 ============   =============     =============      ==========    ===========
   48,100,341      52,744,225                --         652,676        955,640
 ------------   -------------     -------------      ----------    -----------
    8,976,026      20,993,302           972,395          16,363         97,127
    3,109,900       1,635,751                            43,099         60,560
   (8,252,580)    (27,272,937)               (1)        (11,482)      (460,651)
 ------------   -------------     -------------      ----------    -----------
    3,833,346      (4,643,884)          972,394          47,980       (302,964)
 ------------   -------------     -------------      ----------    -----------
   51,933,687      48,100,341           972,394         700,656        652,676
 ============   =============     =============      ==========    ===========

                       See notes to financial statements.

                                                         Semi-Annual Report   25

--------------------------------------------------------------------------------

                                                       International Equity
                                                               Fund
                                                     =========================
                                                     Period ended  Year ended
                                                      April 30,    October 31,
                                                         1999         1998
                                                     ============  ===========
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income............................... $     35,652  $   288,104
Net realized gains (losses).........................    2,515,358   (1,121,281)
Change in net unrealized appreciation
 (depreciation).....................................     (966,746)     673,486
                                                     ------------  -----------
 Change in Net Assets Resulting from Operations.....    1,584,264     (159,691)
                                                     ------------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income...............................     (185,021)    (120,151)
In excess of net investment income..................
Net realized gains from investments.................
In excess of net realized gains from investments....
Return of capital...................................
                                                     ------------  -----------
 Change in Net Assets from Distributions to
  Shareholders......................................     (185,021)    (120,151)
                                                     ------------  -----------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold......................      922,315   11,555,491
Reinvestment of distributions.......................      149,511       98,213
Cost of fund shares redeemed........................  (14,624,034)  (7,453,929)
                                                     ------------  -----------
 Change in Net Assets from Capital Transactions.....  (13,552,208)   4,199,775
                                                     ------------  -----------
  Total Change in Net Assets........................  (12,152,965)   3,919,933
NET ASSETS:
Beginning of period.................................   18,322,822   14,402,889
                                                     ------------  -----------
End of period....................................... $  6,169,857  $18,322,822
                                                     ============  ===========
Undistributed net investment income................. $     19,275  $   168,644
                                                     ============  ===========
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period...........    1,701,830    1,339,997
                                                     ------------  -----------
Shares sold.........................................       80,504    1,008,157
Shares issued in reinvestment of distributions......       12,922        8,628
Shares redeemed.....................................   (1,269,581)    (654,952)
                                                     ------------  -----------
Change in shares outstanding........................   (1,176,155)     361,833
                                                     ------------  -----------
Outstanding shares at end of period.................      525,675    1,701,830
                                                     ============  ===========

--------
(a) The Fund commenced operations on December 17, 1998.
(b) The Fund commenced operations on December 30, 1997.
(c) The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

26  Payden & Rygel Investment Group

  European Growth & Income         EuroDirect
            Fund                      Fund             Growth & Income Fund
 ============================      ===========      ================================
                                     Period
    Period        Year ended       ended April      Period ended       Year ended
 ended April      October 31,          30,           April 30,        October 31,
   30, 1999          1998            1999(a)            1999              1998
 ===========      ===========      ===========      ============      ============
 $    96,973      $   755,076      $   135,616      $  1,678,619      $  3,487,455
    (673,335)       1,129,914          357,392         3,985,588         5,750,473
   4,221,315       (2,047,980)         (41,409)       41,621,658        18,949,308
 -----------      -----------      -----------      ------------      ------------
   3,644,953         (162,990)         451,599        47,285,865        28,187,236
 -----------      -----------      -----------      ------------      ------------
         (48)        (571,208)                        (1,660,005)       (3,884,882)
  (1,354,410)         (30,729)                        (5,742,181)          (21,503)
 -----------      -----------      -----------      ------------      ------------
  (1,354,458)        (601,937)              --        (7,402,186)       (3,906,385)
 -----------      -----------      -----------      ------------      ------------
  24,412,834       35,828,900       11,782,072        35,064,270       126,514,631
   1,284,464          532,203                          7,031,851         3,669,635
 (29,133,137)      (9,675,876)      (1,770,710)      (44,707,355)      (54,856,053)
 -----------      -----------      -----------      ------------      ------------
  (3,435,839)      26,685,227       10,011,362        (2,611,234)       75,328,213
 -----------      -----------      -----------      ------------      ------------
  (1,145,344)      25,920,300       10,462,961        37,272,445        99,609,064
  39,528,672       13,608,372               --       250,552,929       150,943,865
 -----------      -----------      -----------      ------------      ------------
 $38,383,328      $39,528,672      $10,462,961      $287,825,374      $250,552,929
 ===========      ===========      ===========      ============      ============
 $    96,925      $        --      $   135,616      $     21,682      $         --
 ===========      ===========      ===========      ============      ============
   3,447,862        1,335,240               --        17,334,643        11,822,224
 -----------      -----------      -----------      ------------      ------------
   2,124,579        2,924,624        1,167,623         2,255,243         9,096,249
     112,083           46,180                            462,164           261,501
  (2,517,540)        (858,182)        (170,905)       (2,884,676)       (3,845,331)
 -----------      -----------      -----------      ------------      ------------
    (280,878)       2,112,622          996,718          (167,269)        5,512,419
 -----------      -----------      -----------      ------------      ------------
   3,166,984        3,447,862          996,718        17,167,374        17,334,643
 ===========      ===========      ===========      ============      ============

                       See notes to financial statements.

                                                         Semi-Annual Report   27

--------------------------------------------------------------------------------

                                                       Market Return Fund
                                                    ==========================
                                                    Period ended   Year ended
                                                     April 30,    October 31,
                                                        1999          1998
                                                    ============  ============
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income.............................. $  1,374,003  $  1,980,105
Net realized gains (losses)........................   10,211,935    (1,974,047)
Change in net unrealized appreciation
 (depreciation)....................................   (1,476,560)    4,014,660
                                                    ------------  ------------
 Change in Net Assets Resulting from Operations....   10,109,378     4,020,718
                                                    ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income..............................   (1,367,895)   (1,919,021)
In excess of net investment income.................
Net realized gains from investments................   (2,497,257)   (1,741,650)
In excess of net realized gains from investments...
Return of capital..................................
                                                    ------------  ------------
 Change in Net Assets from Distributions to
  Shareholders.....................................   (3,865,152)   (3,660,671)
                                                    ------------  ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold.....................   22,616,743    29,587,439
Reinvestment of distributions......................    3,684,247     3,395,111
Cost of fund shares redeemed.......................  (13,435,844)  (10,148,009)
                                                    ------------  ------------
 Change in Net Assets from Capital Transactions....   12,865,146    22,834,541
                                                    ------------  ------------
   Total Change in Net Assets......................   19,109,372    23,194,588
NET ASSETS:
Beginning of period................................   43,390,085    20,195,497
                                                    ------------  ------------
End of period...................................... $ 62,499,457  $ 43,390,085
                                                    ============  ============
Undistributed net investment income................ $     62,990  $     56,882
                                                    ============  ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period..........    3,260,654     1,577,496
                                                    ------------  ------------
Shares sold........................................    1,569,699     2,185,139
Shares issued in reinvestment of distribution......      259,462       267,883
Shares redeemed....................................     (928,976)     (769,864)
                                                    ------------  ------------
Change in shares outstanding.......................      900,185     1,683,158
                                                    ------------  ------------
Outstanding shares at end of period................    4,160,839     3,260,654
                                                    ============  ============

--------
(a) The Fund commenced operations on December 17, 1998.
(b) The Fund commenced operations on December 30, 1997.
(c) The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

28  Payden & Rygel Investment Group

   Small Cap Value Stock      Small Cap Growth Stock
           Fund                        Fund               Limited Maturity Fund
 ==========================  ========================= ============================
                  Period
 Period ended      ended     Period ended Period ended Period ended    Year ended
   April 30,    October 31,   April 30,   October 31,    April 30,     October 31,
     1999         1998(b)        1999       1998(b)        1999           1998
 ============   ===========  ============ ============ =============  =============
  $   109,746   $   170,314   $     (268)  $   10,073  $   2,835,868  $   8,048,187
    1,065,582    (3,314,131)     (56,631)    (156,438)      (201,021)       (30,669)
    1,309,062    (2,191,829)     499,727     (225,690)      (129,040)       191,381
 -----------    -----------   ----------   ----------  -------------  -------------
    2,484,390    (5,335,646)     442,828     (372,055)     2,505,807      8,208,899
 -----------    -----------   ----------   ----------  -------------  -------------
     (133,301)      (96,744)                   (9,356)    (2,795,919)    (7,957,063)
 -----------    -----------   ----------   ----------  -------------  -------------
     (133,301)      (96,744)          --       (9,356)    (2,795,919)    (7,957,063)
 -----------    -----------   ----------   ----------  -------------  -------------
    2,037,487    29,506,755      358,564    3,411,739     70,930,987    204,353,480
      102,388        76,937                     7,540      2,792,719      7,326,830
   (6,369,547)     (607,386)    (388,547)    (653,574)  (108,717,760)  (247,319,408)
 -----------    -----------   ----------   ----------  -------------  -------------
   (4,229,672)   28,976,306      (29,983)   2,765,705    (34,994,054)   (35,639,098)
 -----------    -----------   ----------   ----------  -------------  -------------
  (1,878,583)    23,543,916      412,845    2,384,294    (35,284,166)   (35,387,262)
   23,543,916            --    2,384,294           --    117,041,794    152,429,056
 -----------    -----------   ----------   ----------  -------------  -------------
  $21,665,333   $23,543,916   $2,797,139   $2,384,294  $  81,757,628  $ 117,041,794
 ===========    ===========   ==========   ==========  =============  =============
  $    50,015   $    73,570   $      449   $      717  $     177,704  $     137,755
 ===========    ===========   ==========   ==========  =============  =============
    2,536,685            --      261,661           --     11,608,466     15,153,628
 -----------    -----------   ----------   ----------  -------------  -------------
      209,123     2,597,818       36,978      339,066      7,047,065     20,275,080
       10,147         6,925                       726        277,817        728,544
     (639,015)      (68,058)     (39,853)     (78,131)   (10,790,317)   (24,548,786)
 -----------    -----------   ----------   ----------  -------------  -------------
     (419,745)    2,536,685       (2,875)     261,661     (3,465,435)    (3,545,162)
 -----------    -----------   ----------   ----------  -------------  -------------
    2,116,940     2,536,685      258,786      261,661      8,143,031     11,608,466
 ===========    ===========   ==========   ==========  =============  =============

                       See notes to financial statements.

                                                         Semi-Annual Report   29

--------------------------------------------------------------------------------

                                                         Short Bond Fund
                                                    ==========================
                                                    Period ended   Year ended
                                                     April 30,    October 31,
                                                        1999          1998
                                                    ============  ============
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income.............................. $  2,710,759  $  6,160,534
Net realized gains (losses)........................     (255,140)     (179,639)
Change in net unrealized appreciation
 (depreciation)....................................     (758,218)      587,761
                                                    ------------  ------------
 Change in Net Assets Resulting from Operations....    1,697,401     6,568,656
                                                    ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income..............................   (2,483,773)   (6,063,434)
In excess of net investment income.................
Net realized gains from investments................
In excess of net realized gains from investments...
Return of capital..................................
                                                    ------------  ------------
 Change in Net Assets from Distributions to
  Shareholders.....................................   (2,483,773)   (6,063,434)
                                                    ------------  ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold.....................   27,805,729   284,120,843
Reinvestment of distributions......................    2,477,118     5,057,374
Cost of fund shares redeemed.......................  (31,387,645) (275,278,590)
                                                    ------------  ------------
 Change in Net Assets from Capital Transactions....   (1,104,798)   13,899,627
                                                    ------------  ------------
  Total Change in Net Assets.......................   (1,891,170)   14,404,849
NET ASSETS:
Beginning of period................................  108,660,507    94,255,658
                                                    ------------  ------------
End of period...................................... $106,769,337  $108,660,507
                                                    ============  ============
Undistributed net investment income................ $    230,421  $      3,435
                                                    ============  ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period..........   10,927,660     9,499,849
                                                    ------------  ------------
Shares sold........................................    2,814,099    28,694,879
Shares issued in reinvestment of distributions.....      250,811       511,364
Shares redeemed....................................   (3,162,614)  (27,778,432)
                                                    ------------  ------------
Change in shares outstanding.......................      (97,704)    1,427,811
                                                    ------------  ------------
Outstanding shares at end of period................   10,829,956    10,927,660
                                                    ============  ============

--------
(a) The Fund commenced operations on December 17, 1998.
(b) The Fund commenced operations on December 30, 1997.
(c) The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

30  Payden & Rygel Investment Group

                            Investment Quality Bond
  U.S. Government Fund               Fund                  Total Return Fund
 ========================  ==========================  ==========================
   Period
 ended April  Year ended   Period ended   Year ended   Period ended   Year ended
     30,      October 31,   April 30,    October 31,    April 30,    October 31,
    1999         1998          1999          1998          1999          1998
 ===========  ===========  ============  ============  ============  ============
 $ 1,920,148  $ 3,302,046  $  6,782,587  $  8,870,626  $  5,362,609  $  5,862,949
    (110,307)     556,891      (660,268)    2,080,160       205,690     1,187,294
  (1,250,493)     834,528    (4,406,520)    1,196,334      (491,839)      541,062
 -----------  -----------  ------------  ------------  ------------  ------------
     559,348    4,693,465     1,715,799    12,147,120     5,076,460     7,591,305
 -----------  -----------  ------------  ------------  ------------  ------------
  (1,917,586)  (3,232,000)   (6,505,112)   (8,681,652)   (5,079,827)   (6,227,413)
                                                                       (1,352,736)
    (377,990)                (1,977,735)     (524,754)     (810,598)     (761,994)
 -----------  -----------  ------------  ------------  ------------  ------------
  (2,295,576)  (3,232,000)   (8,482,847)   (9,206,406)   (5,890,425)   (8,342,143)
 -----------  -----------  ------------  ------------  ------------  ------------
  10,942,911   96,042,359   139,324,384   110,019,942    36,752,510   120,792,928
   2,301,386    3,232,563     8,072,566     8,630,705     5,666,669     7,469,327
  (7,533,595) (44,359,827)  (60,693,285)  (42,604,046)  (31,830,943)  (51,761,918)
 -----------  -----------  ------------  ------------  ------------  ------------
   5,710,702   54,915,095    86,703,665    76,046,601    10,588,236    76,500,337
 -----------  -----------  ------------  ------------  ------------  ------------
   3,974,474   56,376,560    79,936,617    78,987,315     9,774,271    75,749,499
  71,855,166   15,478,606   173,973,880    94,986,565   174,612,155    98,862,656
 -----------  -----------  ------------  ------------  ------------  ------------
 $75,829,640  $71,855,166  $253,910,497  $173,973,880  $184,386,426  $174,612,155
 ===========  ===========  ============  ============  ============  ============
 $    76,718  $    74,156  $    480,944  $    203,469  $ (1,069,954) $         --
 ===========  ===========  ============  ============  ============  ============
   6,592,251    1,465,864    17,111,232     9,488,598    17,065,215     9,642,346
 -----------  -----------  ------------  ------------  ------------  ------------
   1,020,287    8,965,339    13,803,938    10,958,699     3,593,723    11,789,406
     214,625      300,960       806,759       859,385       553,419       730,690
    (700,500)  (4,139,912)   (6,035,845)   (4,195,450)   (3,107,217)   (5,097,227)
 -----------  -----------  ------------  ------------  ------------  ------------
     534,412    5,126,387     8,574,852     7,622,634     1,039,925     7,422,869
 -----------  -----------  ------------  ------------  ------------  ------------
   7,126,663    6,592,251    25,686,084    17,111,232    18,105,140    17,065,215
 ===========  ===========  ============  ============  ============  ============

                       See notes to financial statements.

                                                         Semi-Annual Report   31

--------------------------------------------------------------------------------


                                                        High Income Fund
                                                    ==========================
                                                    Period ended  Period ended
                                                     April 30,    October 31,
                                                        1998        1998(b)
                                                    ============  ============
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income.............................. $  4,028,226  $  3,492,147
Net realized gains (losses)........................     (541,639)   (1,066,988)
Change in net unrealized appreciation
 (depreciation)....................................    4,703,177    (4,898,378)
                                                    ------------  ------------
 Change in Net Assets Resulting from Operations....    8,189,764    (2,473,219)
                                                    ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income..............................   (3,906,524)   (2,506,338)
In excess of net investment income.................
Net realized gains from investments................
In excess of net realized gains from investments...
Return of capital..................................
                                                    ------------  ------------
 Change in Net Assets from Distributions to
  Shareholders.....................................   (3,906,524)   (2,506,338)
                                                    ------------  ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold.....................   40,255,343   108,306,167
Reinvestment of distributions......................    3,510,080     2,303,959
Cost of fund shares redeemed.......................  (15,950,079)  (13,961,759)
                                                    ------------  ------------
 Change in Net Assets from Capital Transactions....   27,815,344    96,648,367
                                                    ------------  ------------
  Total Change in Net Assets.......................   32,098,584    91,668,810
NET ASSETS:
Beginning of period................................   91,668,810            --
                                                    ------------  ------------
End of period...................................... $123,767,394  $ 91,668,810
                                                    ============  ============
Undistributed net investment income................ $  1,107,511  $    985,809
                                                    ============  ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period..........    9,382,439            --
                                                    ------------  ------------
Shares sold........................................    3,966,050    10,586,004
Shares issued in reinvestment of distributions.....      350,841       229,780
Shares redeemed....................................   (1,583,420)   (1,433,345)
                                                    ------------  ------------
Change in shares outstanding.......................    2,733,471     9,382,439
                                                    ------------  ------------
Outstanding shares at end of period................   12,115,910     9,382,439
                                                    ============  ============

--------
(a) The Fund commenced operations on December 17, 1998.
(b) The Fund commenced operations on December 30, 1997.
(c) The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

32  Payden & Rygel Investment Group

         Bunker Hill                 Short Duration                                    California Municipal
      Money Market Fund             Tax Exempt Fund          Tax Exempt Bond Fund          Income Fund
 =============================  =========================  ==========================  ====================
                                  Period
  Period ended    Period ended  ended April   Year ended   Period ended   Year ended       Period ended
   April 30,      October 31,       30,      October 31,    April 30,    October 31,        April 30,
      1998          1998(c)        1999          1998          1999          1998            1999(a)
 =============    ============  ===========  ============  ============  ============  ====================
 $   1,369,517    $    876,643  $   296,420  $    997,973  $  1,361,690  $  2,685,980   $         216,653
                                     43,684       139,518       686,010       (15,041)            (19,327)
                                    (74,335)      (21,056)   (1,042,692)    1,200,227             (88,181)
 -------------    ------------  -----------  ------------  ------------  ------------   -----------------
     1,369,517         876,643      265,769     1,116,435     1,005,008     3,871,166             109,145
 -------------    ------------  -----------  ------------  ------------  ------------   -----------------
    (1,369,517)       (876,643)    (296,255)     (989,711)   (1,362,834)   (2,639,436)           (196,757)
                                   (139,540)      (24,982)
 -------------    ------------  -----------  ------------  ------------  ------------   -----------------
    (1,369,517)       (876,643)    (435,795)   (1,014,693)   (1,362,834)   (2,639,436)           (196,757)
 -------------    ------------  -----------  ------------  ------------  ------------   -----------------
   259,697,963     122,840,129    2,310,370     3,531,040    11,101,910    28,997,082          30,665,333
     1,132,920         525,885      376,227       841,608     1,137,809     2,202,021             177,037
  (261,386,658)    (96,910,814)  (3,164,085)  (25,825,914)  (17,466,274)  (22,120,528)         (2,714,979)
 -------------    ------------  -----------  ------------  ------------  ------------   -----------------
      (555,775)     26,455,200     (477,488)  (21,453,266)   (5,226,555)    9,078,575          28,127,391
 -------------    ------------  -----------  ------------  ------------  ------------   -----------------
      (555,775)     26,455,200     (647,514)  (21,351,524)   (5,584,381)   10,310,305          28,039,779
    26,455,200              --   16,824,575    38,176,099    67,888,900    57,578,595                  --
 -------------    ------------  -----------  ------------  ------------  ------------   -----------------
 $  25,899,425    $ 26,455,200  $16,177,061  $ 16,824,575  $ 62,304,519  $ 67,888,900   $      28,039,779
 =============    ============  ===========  ============  ============  ============   =================
 $          --    $         --  $    11,809  $     11,644  $     50,958  $     52,102   $          19,896
 =============    ============  ===========  ============  ============  ============   =================
    26,455,200              --    1,664,941     3,788,693     6,843,864     5,932,070                  --
 -------------    ------------  -----------  ------------  ------------  ------------   -----------------
   259,697,963     122,840,129      230,023       349,831     1,114,212     2,944,498           3,049,672
     1,132,920         525,885       37,529        83,570       114,850       224,591              17,625
  (261,386,658)    (96,910,814)    (314,104)   (2,557,153)   (1,758,648)   (2,257,295)           (269,347)
 -------------    ------------  -----------  ------------  ------------  ------------   -----------------
      (555,775)     26,455,200      (46,552)   (2,123,752)     (529,586)      911,794           2,797,950
 -------------    ------------  -----------  ------------  ------------  ------------   -----------------
    25,899,425      26,455,200    1,618,389     1,664,941     6,314,278     6,843,864           2,797,950
 =============    ============  ===========  ============  ============  ============   =================

                       See notes to financial statements.

                                                         Semi-Annual Report   33

Global Short Bond Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999


 Principal      Security
 or Shares     Description       Value (000)
 ---------- ----------------     -----------
 Australia (Australian
  Dollar) (15.1%)
 14,400,000 Australia
            Commonwealth
            Government,
            9.50%, 8/15/03        $11,063.5
 16,000,000 Australia
            Treasury Corp.,
            12.00%, 8/01/01        12,103.1
  5,800,000 FNMA Global
            Bond,
            5.75%, 9/05/00          3,879.0
 16,800,000 New South Wales
            Treasury, 8.00%,
            12/01/01               11,849.0
                                  ---------
            Australia (Cost
            - $38,186.2)           38,894.6
 France (Euro) (2.0%)
  4,500,000 French
            Government
            Btns.,
            7.75%, 4/12/00          4,982.9
                                  ---------
            France (Cost -
            $5,341.0)               4,982.9
 Germany (German Mark/Euro)
  (28.7%)
 24,700,000 Bundesobligation -
             116,
            5.75%, 8/22/00         27,128.4
 18,500,000 Bundesobligation -
             122,
            4.50%, 2/22/02         20,408.9
  7,000,000 Bundesobligation -
             114,
            6.50%, 3/15/00          7,643.8
 18,500,000 European
            Community Note,
            6.50%, 3/10/00         10,306.5
  4,100,000 IBRD Eurodem,
            7.25%, 10/13/99         2,261.0
  5,112,919 KFW
            International
            Finance, 7.50%,
            1/24/00                 5,587.5
                                  ---------
            Germany (Cost -
            $77,001.9)             73,336.1
 Great Britain (British
  Pound) (9.9%)
            UK Gilt, 7.00%,
 12,200,000 6/07/02                25,191.8
                                  ---------
            Great Britain
            (Cost -
             $25,739.1)            25,191.8
 Italy (Euro) (2.7%)
  6,000,000 Italian
            Government BTP,
            6.25%, 3/01/02          6,911.0
                                  ---------
            Italy (Cost -
            $7,391.9)               6,911.0
 New Zealand
  (New Zealand Dollar) (15.0%)
 61,600,000 New Zealand
            Government Bond,
            8.00%, 4/15/04         38,273.8
                                  ---------
            New Zealand
            (Cost -
            $36,010.0)             38,273.8
 Sweden (Swedish Krona)
  (4.6%)
            AB Spintab,
 29,000,000 5.50%, 9/17/03          3,664.8
            AB Spintab,
 18,000,000 6.25%, 9/18/02          2,315.4
            Statens Bostads,
 18,000,000 6.50%, 9/18/02          2,330.6
            Statens Bostads,
 29,000,000 5.50%, 10/15/03         3,665.2
                                  ---------
            Sweden (Cost -
            $12,138.2)             11,976.0

 Principal      Security
 or Shares     Description     Value (000)
 ---------- ----------------   -----------
 United States
  (United States Dollar)
  (19.5%)
            FHLB, 4.69%,
  7,000,000 10/08/99            $  6,854.4
            FHLB, 5.63%,
 23,500,000 3/19/01(b)            23,624.8
  3,000,000 U.S. Treasury
            Notes,
            4.25%, 11/15/03        3,062.8
 11,000,000 U.S. Treasury
            Notes,
            4.50%, 1/31/01        10,893.8
  2,000,000 U.S. Treasury
            Notes,
            6.00%, 8/15/99         2,007.4
  3,000,000 U.S. Treasury
            Notes,
            7.75%, 1/31/00         2,879.6
                                ----------
            United States
            (Cost -
            $49,658.2)            49,322.8
                                ----------
 Total (Cost - $251,466.4)(a)
  (97.5%)                       $248,889.0
                                ==========


Percentages indicated are based on net assets of $255,152,183.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

     Unrealized appreciation     $ 3,414,240
     Unrealized depreciation      (5,991,640)
                                 -----------
     Net unrealized depreciation $(2,577,400)
                                 ===========

(b) All or a portion of the security is held by the custodian in a segregated account.

Forward Currency Contracts

                                                                Unrealized
  Delivery                              Contract   Contract    Appreciation
    Date              Currency           Price      Value     (Depreciation)
  --------    ------------------------  -------- ------------ --------------
Assets:
07/13/99      British Pound (sell)      1.613250 $  2,412,775  $     7,100
06/10/99      Euro (sell)               1.094500   41,151,681    1,314,919
06/28/99      Euro (sell)               1.092950   33,557,188      980,032
06/10/99      Euro (sell)               1.101270    4,666,685      178,903
06/10/99      Euro (sell)               1.087700    6,151,540      157,120
07/12/99      Swedish Krona (sell)      8.362500    7,585,241        8,182
                                                 ------------  -----------
                                                 $ 95,525,110  $ 2,646,256
                                                 ============  ===========
Liabilities:
12/01/98      Australian Dollar (sell)  0.646290 $ 40,025,268  $  (989,352)
12/10/98      British Pound (sell)      1.605580   24,690,731      (45,078)
01/28/99      New Zealand Dollar (sell) 0.548530   35,879,569     (718,796)
                                                 ------------  -----------
                                                 $100,595,568  $(1,753,226)
                                                 ============  ===========

                       See notes to financial statements.

34  Payden & Rygel Investment Group

Global Fixed Income Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

   Principal       Security
   or Shares      Description       Value (000)
 ------------- ----------------     -----------
 France (Euro) (4.1%)
    20,000,000 French
               Government Bond,
               7.75%, 4/12/00       $ 22,146.1
                                    ----------
               France (Cost -
                $23,737.7)            22,146.1

 Germany (Euro) (31.5%)
    15,000,000 Bayerhypo
               Vereinsbank,
               4.75%, 9/19/07         16,623.9
    38,300,000 Bundesobligation -
                116, 5.75%,
               8/22/00                42,065.5
    10,800,000 Deutsche
               Ausgleichsbank,
               4.00%, 7/04/09         11,303.2
    44,000,000 Deutschland,
               7.38%, 1/03/05         55,846.6
    17,400,000 German
               Government Bond,
               5.63%, 1/04/28         20,312.5
    15,000,000 Hypothekenbk In
               Essen, 5.50%,
               2/20/07                17,461.6
     5,112,919 KFW,
               5.00%, 4/04/09          5,777.8
                                    ----------
               Germany
               (Cost -
                $174,768.7)          169,391.1

 Great Britain (British Pound)
  (6.7%)
    19,000,000 UK Gilt,
               7.25%, 12/07/07        35,845.6
                                    ----------
               Great Britain
               (Cost -
                $34,129.9)            35,845.6

 Greece (Greek Drachma) (4.3%)
 3,000,000,000 Hellenic Repub
               Greek Gov,
               7.74%, 3/26/08         11,438.6
 3,000,000,000 Hellenic
               Republic,
               8.14%, 6/19/07         11,487.4
                                    ----------
               Greece (Cost -
                $23,032.9)            22,926.0

 New Zealand
  (New Zealand Dollar) (5.5%)
    45,900,000 New Zealand
               Government,
               8.00%, 11/15/06        29,342.8
                                    ----------
               New Zealand
               (Cost -
                $25,564.9)            29,342.8

 Sweden (Swedish Krona) (1.8%)
    21,000,000 AB Spintab,
               5.50%, 9/17/03          2,653.9
    18,000,000 AB Spintab,
               6.25%, 9/18/02          2,315.4
    21,000,000 Statens Bostads,
               5.50%, 10/15/03         2,654.1
    18,000,000 Statens Bostads,
               6.50%, 9/18/02          2,330.6
                                    ----------
               Sweden (Cost -
                $10,113.6)             9,954.0



 Principal      Security
 or Shares     Description     Value (000)
 ---------- ----------------   -----------
 United States
  (United States Dollar)
  (42.2%)
 12,550,000 Caterpillar
            Financial
            Services Corp.,
            6.74%, 4/5/00(b)   $ 12,715.5
 14,000,000 Daimler Benz
            Vehicle Trust,
            5.16%, 1/20/03       13,869.1
 14,413,000 FHLMC,
            6.00%, 9/15/06       14,503.1
 32,580,000 FNMA,
            6.00%,
            5/15/08(b)           32,827.3
 14,624,654 FNMA
            98-11, 6.00%,
            2/18/21              14,480.7
 14,000,000 GMAC 99-1,
            5.58%, 6/15/02       14,023.8
  7,500,000 John Deere
            Capital Corp.,
            6.35%,
            3/15/01(b)            7,575.0
  6,600,000 John Deere
            Capital Corp.,
            6.39%,
            9/18/00(b)            6,674.2
  5,000,000 Paccar Financial
            Corp.,
            6.39%,
            6/15/00(b)            5,049.1
 12,800,000 U.S. Treasury
            Notes,
            6.00%, 8/15/00       12,954.9
  3,000,000 U.S. Treasury
            Notes,
            6.13%, 8/15/07        3,133.4
 12,800,000 U.S. Treasury
            Bonds,
            6.00%,
            2/15/26(b)           12,979.1
 34,000,000 U.S. Treasury
            Bonds,
            6.25%,
            8/15/23(b)           35,410.3
 12,000,000 U.S. Treasury
            Notes,
            5.75%,
            11/15/00(b)          12,118.7
  6,300,000 U.S. Treasury
            Notes,
            6.38%, 5/15/00        6,390.4
 18,000,000 U.S. Treasury
            Notes,
            7.25%, 8/15/04       19,586.7
  2,800,000 U.S. Treasury
            Notes,
            7.88%, 8/15/01        2,963.5
                               ----------
            United States
            (Cost -
             $227,451.1)        227,254.8
                               ----------
 Total (Cost - $518,798.8)(a)
  (96.1%)                      $516,860.4
                               ==========

Percentages indicated are based on net assets of $537,862,753.

At April 30, 1999, the Fund's open futures contracts were as follows:

                                                    Current    Unrealized
Number of                               Expiration  Market    Appreciation
Contracts         Contract Type            Date      Value   (Depreciation)
---------  ---------------------------- ---------- --------- --------------
    25     Japanese 10 Yr. Bond Futures   Jun-99   3,794,502   $1,175,872

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

     Unrealized appreciation     $ 7,727,090
     Unrealized depreciation      (9,665,429)
                                 -----------
     Net unrealized depreciation $(1,938,339)
                                 ===========

                                                         Semi-Annual Report   35

Global Fixed Income Fund
 Schedule of Portfolio Investments (Continued)
--------------------------------------------------------------------------------
April 30, 1999

(b) All or a portion of the security is held by the custodian in a segregated account.

Forward Currency Contracts

                                                                Unrealized
  Delivery                              Contract   Contract    Appreciation
    Date              Currency           Price      Value     (Depreciation)
  --------    ------------------------  -------- ------------ --------------
Assets:
05/04/99      Euro (sell)                 1.0600 $  1,868,129   $    4,062
06/10/99      Euro (sell)                 1.0945   85,591,254    2,734,896
06/10/99      Euro (sell)                 1.1013   15,909,155      609,895
06/28/99      Euro (sell)                 1.0930   84,317,745    2,462,485
06/28/99      Euro (sell)                 1.0913    5,097,294      140,946
06/22/99      Greek Drachma (sell)      307.8700   23,451,551       97,350
07/12/99      Swedish Krona (sell)        8.2197    4,813,941       88,915
07/12/99      Swedish Krona (sell)        8.3625    5,494,821        5,927
                                                 ------------   ----------
                                                 $226,543,890   $6,144,476
                                                 ============   ==========
Liabilities:
06/15/99      Japanese Yen (sell)       118.9000    4,806,352      (12,407)
07/13/99      British Pound (sell)        1.6056   37,172,820      (67,866)
07/28/99      New Zealand Dollar (sell)   0.5485   30,282,133     (606,660)
                                                 ------------   ----------
                                                 $ 72,261,305   $ (686,933)
                                                 ============   ==========

                       See notes to financial statements.

36  Payden & Rygel Investment Group

Emerging Markets Bond Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

 Principal       Security
 or Shares     Description       Value (000)
 --------- -------------------   -----------
 Argentina (12.4%)
   500,000 Argentina 05,
           11.00%, 12/04/05(c)   $    497.2
   250,000 Argentina 17,
           11.38%, 1/30/17(c)         249.2
   200,000 CIA Intl Telecom.,
           8.85%, 8/01/04             182.5
   150,000 Multicanal SA,
           13.13%, 4/15/09(b)         152.6
   250,000 Telefonica
           Argentina, 9.13%,
           5/07/08(c)                 241.2
                                 ----------
           Argentina (Cost -
            $1,271.5)               1,322.7

 Brazil (24.7%)
   250,000 Banco Brasil,
           9.38%, 6/15/07             223.8
   579,158 Brazil 04, 11.63%,
           4/15/04                    563.2
 1,792,920 Brazil C Bond,
           8.00%, 4/15/14           1,241.6
   750,000 Brazil Disc Z,
           5.88%, 4/15/24             494.1
   150,000 Globopar 06,
           10.50%, 12/20/06           121.9
                                 ----------
           Brazil (Cost -
            $2,318.6)               2,644.6

 Bulgaria (1.6%)
   250,000 Bulgaria, 5.88%,
           7/28/24                    170.5
                                 ----------
           Bulgaria (Cost -
            $178.8)                   170.5

 Ecuador (1.1%)
   287,743 Ecuador PDI, 3.75%,
           2/27/15                    121.4
                                 ----------
           Ecuador (Cost -
            $89.9)                    121.4

 Mexico (14.0%)
   150,000 Grupo Televisa,
           11.88%, 5/15/06            159.0
   500,000 Mexico - Par,
           6.25%, 12/31/19            396.5
   250,000 Petroleos
           Mexicanos, 8.85%,
           9/15/07                    240.0
       500 United Mexican
           States - Warrants           26.3
   500,000 United Mexican
           States, 10.38%,
           2/17/09                    535.0
   150,000 Vitro 07, 11.38%,
           5/15/07                    147.0
                                 ----------
           Mexico (Cost -
            $1,413.8)               1,503.8

 Panama (1.8%)
   250,000 Panama - IRB,
           4.00%, 7/17/14             195.0
                                 ----------
           Panama (Cost -
            $186.8)                   195.0
 Peru (1.4%)
   250,000 Peru FLIRB, 6.13%,
           3/07/17                    154.2
                                 ----------
           Peru (Cost -
            $136.7)                   154.2

 Philippines (2.4%)
   250,000 Phillipines 08,
           8.88%, 4/15/08             253.6
                                 ----------
           Philippines (Cost -
            $246.2)                   253.6

 Poland (2.8%)
   300,000 Poland PBS, 7.75%,
           5/05/09                    296.6
                                 ----------
           Poland (Cost -
            $299.1)                   296.6

 Principal       Security
 or Shares     Description       Value (000)
 --------- -------------------   -----------
 Russia (4.5%)
   400,000 Russia 05, 8.75%,
           7/24/05               $    160.2
   500,000 Russia 18, 11.00%,
           7/24/18                    200.6
 1,500,000 Russia Prin, 5.97%,
           12/15/20                   102.2
                                 ----------
           Russia (Cost -
            $342.9)                   463.0

 Venezuela (7.3%)
   250,000 Venezuela Par,
           6.75%, 3/31/20             182.7
   761,900 Venezuela FLIRB,
           6.13%, 3/31/07             591.5
                                 ----------
           Venezuela (Cost -
            $683.6)                   774.2
                                 ----------
 Total (Cost - $7,167.9)(a)
  (74.0%)                        $  7,899.6
                                 ==========

Percentages indicated are based on net assets of $10,671,938.

At April 30, 1999, the Fund's open futures contracts were as follows:

                                                 Current    Unrealized
 Number of                            Expiration  Market   Appreciation
 Contracts       Contract Type           Date     Value   (Depreciation)
 --------- ------------------------   ---------- -------- --------------
     7     U.S. 10 Yr. Note Futures     Jun-99   $802,813    $(2,685)
                                                             =======

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation      $756,323
      Unrealized depreciation       (24,588)
                                   --------
      Net unrealized appreciation  $731,735
                                   ========

(b) Security exempt from registration under Rule 144(b) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) All or a portion of the security is held by the custodian in a segregated account.
                       See notes to financial statements.

                                                         Semi-Annual Report  37

Global Balanced Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

 Principal       Security
 or Shares     Description       Value (000)
 --------- -------------------   -----------
 Common Stocks (58.8%)
 Basic Materials (0.6%)
       600 Henkel Kgaa Vorzug     $   47.5
 Consumer Cyclicals (11.5%)
       623 Daimler-Chrysler AG        61.6
     5,000 Dixons PLC                106.8
     4,500 GKN PLC                    76.9
     2,800 Home Depot, Inc.          167.8
     2,200 Lufthansa                  51.7
     1,100 MediaOne Group(b)          89.7
       300 PSA Peugeot Citroen        49.8
     2,100 Tandy Corp.               152.1
           Wal-Mart Stores,
     3,800 Inc.                      174.8
                                  --------
           Consumer Cyclicals        931.2
 Consumer Non-Cyclicals (8.2%)
           Bristol-Myers
     2,412 Squibb Co.                153.3
           Cadbury Schweppes
     4,000 PLC                        53.4
     1,740 Glaxo Wellcome PLC         51.5
     3,500 Granada Group PLC          74.8
        25 Nestle SA                  46.4
           Novartis AG - Reg'd
        30 Shrs                       44.0
        80 Promodes                   50.8
     1,000 Rhone Poulenc              47.6
     5,320 Sainsbury PLC              33.8
       290 Sanofi SA                  45.5
     4,700 Smithkline Beecham         62.2
                                  --------
           Consumer Non-
           Cyclicals                 663.3
 Energy (4.7%)
           British Petroleum
     3,400 Amoco                      64.5
       450 Elf Aquitaine              70.0
     8,200 ENI                        54.0
       986 Exxon Corp.                81.9
     3,000 Repsol S.A.                48.9
           Royal Dutch
     1,040 Petroleum                  60.6
                                  --------
           Energy                    379.9
 Financials (14.3%)
       150 Allianz AG Reg'd           47.8
           Allied Irish Banks
     3,500 PLC                        56.6
           Assicurazione
     1,600 Generale                   62.4
           Banca Commerciale
     8,600 Italiana                   70.9
           Banco Galicia Y
     6,875 Buenos-Aires-ADR          158.6
     5,400 Bank of Scotland           80.8
           Banque Nationale de
     1,000 Paris                      83.0
           Bayerische Hypo-
       700 und-Vereinsbank            45.7
           Capital One
       500 Financial Corp.            86.8
     1,840 Fortis NV                  65.6
     4,100 Halifax PLC                57.8
           Lloyds TSB Group
     4,600 PLC                        74.1
           Royal Bank of
     2,300 Scotland                   54.3

 Principal     Security
 or Shares    Description       Value (000)
 --------- ----------------     -----------
           Schw
        25 Rueckversicherungs    $   54.8
       300 UBS AG                   102.1
           Unicredito
     9,500 Italiano SpA              48.2
                                 --------
           Financials             1,149.5
 Industrial (8.9%)
     4,200 CRH PLC                   82.8
           General Electric
     1,472 Company                  155.3
       600 Lafarge SA                58.4
       570 Mannesmann AG             75.1
           Philips
       560 Electronics NV            48.3
     1,000 Preussag                  52.7
       100 Sulzer AG                 63.7
           Tyco
           International,
     1,600 Ltd.                     130.0
       900 Veba AG                   49.4
                                 --------
           Industrial               715.7
 Technology (6.3%)
       500 Alcatel Alsthom           61.5
           Cable & Wireless
     4,500 PLC                       64.6
       400 Cap Gemini SA             61.2
     1,270 Nokia Oyj -               98.0
    18,000 Rolls Royce PLC           83.4
     8,800 TIM SpA                   52.5
     4,500 Vodafone PLC              82.9
                                 --------
           Technology               504.1
 Utilities (4.3%)
    11,000 BG PLC                    61.7
     1,700 Deutsche Telekom          67.1
     2,250 Endesa S.A.               50.1
       600 France Telecom            48.5
           Suez Lyonnaise
       310 Des Eaux                  52.8
     1,400 Telefonica Rts             1.3
     1,400 Telefonica S.A.           65.7
                                 --------
           Utilities                347.2
 Total Common Stocks (Cost -
   $3,644.0)                      4,738.4
 Bonds and Notes (25.8%)
 Germany (Euro) (5.5%)
           Bundesobligation
   300,000 116,
           5.75%, 8/22/00           329.5
           German
   100,000 Government Bond,
           5.63%, 1/04/28           116.7
                                 --------
           Germany                  446.2
 Great Britain (British
  Pound) (2.3%)
   100,000 UK Gilt,
           7.25%, 12/7/07           188.7
 New Zealand
  (New Zealand Dollar)
  (1.6%)
           New Zealand
   200,000 Government,
           8.00%, 11/15/06          127.9

                       See notes to financial statements.

38  Payden & Rygel Investment Group

Global Balanced Fund
 Schedule of Portfolio Investments (Continued)
--------------------------------------------------------------------------------
April 30, 1999

 Principal       Security
 or Shares     Description       Value (000)
 --------- -------------------   -----------
 United States
  (United States Dollar)
  (16.3%)
   450,000 U.S. Treasury
           Bonds,
           6.25%, 8/15/23         $  468.7
   700,000 U.S. Treasury
           Notes,
           5.75%, 10/31/02           710.8
   130,000 U.S. Treasury
           Notes,
           6.38%, 5/15/00            131.8
                                  --------
           United States           1,311.3
 Total Bonds and Notes (Cost -
   $2,061.4)                       2,074.1
                                  --------
 Total (Cost - $5,705.4)(a)
  (84.5%)                         $6,812.5
                                  ========

Percentages indicated are based on net assets of $8,048,399.

Distribution of investments by country of issue, as a percentage of total value of investment securities, as follows:

      United States   45.2%
      Great Britain   16.2%
      Germany         12.0%
      France           8.0%
      Switzerland      4.0%
      Italy            3.7%
      Netherlands      2.2%
      Spain            2.1%
      Argentina        2.0%
      Ireland          1.8%
      New Zealand      1.6%
      Finland          1.2%
                     ------
                     100.0%

At April 30, 1999, the Fund's open futures contracts were as follows:

                                                                  Unrealized
 Number of                                Expiration  Current    Appreciation
 Contracts         Contract Type             Date      Value    (Depreciation)
 --------- ----------------------------   ---------- ---------- --------------
     2     June S&P Futures                 Jun-99   $  668,250    $ 27,436
     2     June Hang Seng Index Futures     Jun-99      176,348      37,742
     1     June All Ordinaries Futures      Jun-99      121,604       3,776
     4     June Topix Index Futures         Jun-99      455,800      34,257
                                                     ----------    --------
                                                     $1,422,002    $103,211

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

      Unrealized
       appreciation    $1,180,948
      Unrealized
       depreciation       (73,795)
                       ----------
      Net unrealized
       appreciation    $1,107,153
                       ==========

(b) Non-income producing security.

Forward Currency Contracts

                                                               Unrealized
   Delivery                               Contract  Contract  Appreciation
     Date              Currency             Price    Value   (Depreciation)
   --------   -------------------------   --------- -------- --------------
 Assets:
 Liabilities:
 06/15/99     Japanese Yen (sell)         118.90000 $ 50,593    $  (131)
 07/28/99     New Zealand Dollar (sell)     0.54853  134,338     (2,691)
                                                    --------    -------
                                                    $184,931    $(2,822)
                                                    ========    =======

                       See notes to financial statements.

                                                         Semi-Annual Report  39

International Equity Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999


 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 Common Stocks (0.1%)
       267 INES Corporation    $    3.5

 U.S. Government Agency (59.9%)
   200,000 FHLMC, 4.72%,
           5/06/99(a)             199.9
 3,000,000 FNMA, 4.66%,
           5/06/99(a)           2,998.1
   500,000 FNMA, 4.70%,
           5/07/99(a)             499.6
                               --------
           U.S. Government
           Agency               3,697.6
                               --------
 Total (Cost - $3,700.5)(b)
  (60.0%)                      $3,701.1
                               ========

Percentages indicated are based on net assets of $6,169,857.

At April 30, 1999, the Fund's open futures contracts were as follows:

                                                                Unrealized
 Number of                              Expiration  Current    Appreciation
 Contracts        Contract Type            Date      Value    (Depreciation)
 --------- --------------------------   ---------- ---------- --------------
     3     ASX All Ordinaries Futures     Jun-99   $  375,524    $ 17,039
    12     Topix Futures                  Jun-99    1,229,483      92,214
    10     FTSE 100 Index Futures         Jun-99    1,696,789      (2,386)
    40     DAX Index Futures              Jun-99    1,443,674      41,209
    16     CAC 40 Index Futures           Jun-99    1,861,445      16,484
                                                                 --------
                                                                 $164,560
                                                                 ========

(a) All or a portion of the security is held by the custodian in a segregated account.

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation   $583
      Unrealized depreciation     --
                                ----
      Net unrealized
       appreciation             $583
                                ====

                       See notes to financial statements.

40  Payden & Rygel Investment Group

European Growth & Income Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999


 Principal
    or         Security
  Shares      Description     Value (000)
 --------- ----------------   -----------
 Common Stocks (91.3%)
 Basic Materials (7.8%)

    14,563 Akzo Nobel NV       $   658.5
    15,700 BASF AG                 688.3
     1,110 Clariant AG             568.9
    11,400 Hoechst                 540.8
     7,800 Solvay S.A.             544.5
                               ---------
           Basic Materials       3,001.0

 Consumer Cyclicals (26.2%)
     5,600 Adidas-Salomon          552.0
   190,400 Arcadia Group(c)        858.1
           Bryant Group
   292,600 PLC(c)                  706.5
           Cristaleria
    10,200 Espanola                568.0
           DaimlerChrysler
     5,600 AG                      553.5
     4,300 Guilbert SA             636.7
           Havas
     2,800 Advertising             568.6
     1,400 Karstadt                630.1
   119,000 Lucasvarity             549.7
    12,100 Michelin Class B        549.7
           Modelo
    25,600 Continente SGPS         538.8
    46,800 Moulinex(b)             613.3
    48,800 Next PLC(c)             602.5
           PSA Peugeot
     3,900 Citroen                 647.6
    11,000 Renault                 461.2
     6,100 Valeo SA                516.2
     8,200 Volkswagen              582.0
                               ---------
           Consumer
           Cyclicals            10,134.5

 Consumer Non-Cyclicals
  (6.8%)
           Cie Financiere
           Richemont Class
       350 B                       596.5
     9,500 Gehe AG                 437.1
           Parmalat
   378,000 Finanziaria             547.8
     4,200 Schering AG             485.3
     9,100 SEITA                   548.6
                               ---------
           Consumer Non-
           Cyclicals             2,615.3

 Energy (4.7%)
           Cia Espanola De
    14,900 Petroleo                492.2
     4,600 Electrafina NPV         562.0
           Saga Petroleum
    65,000 Class A                 722.3
                               ---------
           Energy                1,776.5



 Principal
    or         Security
  Shares      Description       Value (000)
 --------- ----------------     -----------

 Financials (20.1%)
           ABN Amro Holding
    26,300 NV                    $   627.3
           AGF-Assur Gen De
     9,500 France                    501.9
           Allied Irish
    30,900 Banks PLC                 500.0
    98,000 Banca Intesa SpA          522.4
    25,800 Bank of Ireland           516.2
           Banque National
     6,695 de Paris                  555.5
           Barclays Bank
    19,900 PLC(c)                    632.3
           BPI-SGPS SA -
    15,600  Reg'd Shrs               420.8
    19,100 Commerzbank AG            618.2
    10,200 Deutsche Bank AG          593.4
           Royal Bank of
    27,400 Scotland                  646.5
    31,000 San Paolo IMI             465.6
           Schw
       240 Rueckversicherungs        526.4
     3,769 Societe Generale          675.3
                                 ---------
           Financials              7,801.8

 Industrial (20.3%)
       440 ABB AG                    643.2
    89,800 BBA Group PLC(c)          718.4
   160,400 BPB PLC(c)                839.1
     7,300 Gevaert NV                501.9
     4,000 Holzman AG(b)             594.4
           Metallgesellschaft
    30,700 AC                        586.5
           Oerlikon-Buehrle
     4,600 Hldg                      678.5
   178,800 Premier Farnell           843.2
   175,100 Rexam PLC                 683.5
    32,900 Semapa Soc Inv            528.9
     2,700 S.I.T.A.                  562.6
    27,000 Thyssen Krupp AG          591.1
                                 ---------
           Industrial              7,771.3

 Technology (1.2%)
    78,000 TIM SpA                   465.3

 Utilities (4.2%)
     4,100 EVN                       612.7
           National Power
    66,500 PLC                       536.2
    11,000 Portugal Telecom          459.0
                                 ---------
           Utilities               1,607.9

 Total Common Stocks (Cost -
   $33,087.2)                     35,173.5

 U.S. Government Agency
  (1.3%)
   500,000 FHLMC                     499.7
                                 ---------
 Total (Cost - $33,586.9)(a)
  (92.6%)                        $35,673.3
                                 =========

                       See notes to financial statements.

                                                         Semi-Annual Report  41

European Growth & Income Fund
 Schedule of Portfolio Investments (Continued)
-------------------------------------------------------------------------------
April 30, 1999


Percentages indicated are based on net assets of $38,383,328.

Distribution of investments by country of issue, as a percentage of total value investment securities, as follows:

    Great Britain                    21.7%
    Germany                          21.4%
    France                           19.8%
    Switzerland                       7.8%
    Italy                             5.2%
    Portugal                          5.1%
    Belgium                           4.2%
    Netherlands                       3.4%
    Spain                             2.8%
    Ireland                           2.7%
    United States (cash equivalent)   2.4%
    Norway                            1.9%
    Austria                           1.6%
                                    -----
                                    100.0%

At April 30, 1999, the Fund's open futures contracts were as follows:

  Number                                            Unrealized
    of                        Expiration Current   Appreciation
 Contracts   Contract Type       Date     Value   (Depreciation)
 --------- ----------------   ---------- -------- --------------
  7        FTSE 100 Index
           Futures              Jun-99   $688,391    $ 41,561
  5        DAX Index
           Futures              Jun-99    695,928      18,908
 16        CAC 40 Index
           Futures              Jun-99    791,032      60,505
                                                     --------
                                                     $120,974
                                                     ========

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

     Unrealized appreciation      $3,052,365
     Unrealized depreciation        (965,968)
                                  ----------
     Net unrealized appreciation  $2,086,397
                                  ==========

(b) Non-income producing security.

(c) All or a portion of the security is held by the custodian in a segregated account.

                      See notes to financial statements.

42  Payden & Rygel Investment Group

EuroDirect Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999


 Principal       Security
 or Shares     Description       Value (000)
 --------- -------------------   -----------
 U.S. Government Agencies
  (93.6%)
 6,500,000 FHLMC, 4.74%,
           5/06/99                $ 6,495.7
 1,800,000 FHLMC, 4.76%,
           5/06/99                  1,798.8
 1,500,000 FNMA, 4.70%,
           5/07/99                  1,498.8
                                  ---------
           U.S. Government
           Agencies                 9,793.3

 U.S. Treasury (4.8%)
   500,000 U.S. Treasury Bill,
           4.36%, 6/17/99             497.2
                                  ---------
 Total (Cost - $10,290.5)
  (98.4%)                         $10,290.5
                                  =========

Percentages indicated are based on net assets of $10,462,961.

All of the securities listed above are held by the custodian in a segregated account.

At April 30, 1999, the Fund's open futures contracts were as follows:

                                                            Unrealized
 Number of                          Expiration  Current    Appreciation
 Contracts      Contract Type          Date      Value    (Depreciation)
 --------- ----------------------   ---------- ---------- --------------
      5    Long Gilt Futures          Jun-99   $  967,535    $ 17,208
     13    DAX Index Futures          Jun-99    1,840,967      42,312
     21    Euro Bond Futures          Jun-99    2,663,500      68,351
     52    CAC 40 Futures             Jun-99    2,514,964     169,249
     24    FTSE 100 Index Futures     Jun-99    2,516,498      82,600
                                                             --------
                                                             $379,720
                                                             ========

Forward Currency Contracts

                                                 Unrealized
   Delivery                Contract  Contract   Appreciation
     Date      Currency     Price     Value    (Depreciation)
 ------------ ----------   -------- ---------- --------------
 Assets:
 Liabilities:
 5/17/99      Euro (Buy)   1.13407  $5,929,663   $(421,129)

                       See notes to financial statements.

                                                         Semi-Annual Report   43

Growth & Income Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999


 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 Common Stocks (50.6%)
 Basic Materials (8.1%)
   178,537 Du Pont (E.I.)
           De Nemours & Co.   $ 12,609.2
           International
   194,219 Paper Co.            10,354.3
           Union Carbide
     2,732 Corp Hldg. Co.          141.7
                              ----------
           Basic Materials      23,105.2
 Consumer Cyclicals (6.3%)
           General Motors
   156,240 Corp.                13,895.6
           Goodyear Tire &
    76,600 Rubber                4,380.6
                              ----------
           Consumer
           Cyclicals            18,276.2
 Consumer Non-Cyclicals
  (3.3%)
           Phillip Morris
   272,789 Companies Inc.        9,564.7
 Energy (9.9%)
   144,445 Chevron Corp.        14,408.4
   168,972 Exxon Corp.          14,035.2
                              ----------
           Energy               28,443.6
 Financial (4.9%)
           J.P. Morgan &
   102,572 Company              13,821.6
 Health Care (0.1%)
           Merck & Company
     5,450 Inc.                    382.8

 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 Industrial (14.7%)
   233,726 Caterpillar Inc.   $ 15,046.1
   175,558 Eastman Kodak        13,101.0
   158,762 Minnesota Mining
           & Manufacturing      14,129.8
                              ----------
           Industrial           42,276.9
 Technology (3.3%)
   188,399 AT&T Corporation      9,514.1
                              ----------
 Total Common Stocks
  (Cost - $118,364.0)          145,385.1
 Investment Companies
  (48.3%)
           S & P Depositary
 1,042,994 Receipt             138,881.2
                              ----------
 Total (Cost -
  $210,135.5)(a) (98.9%)      $284,266.3
                              ==========

Percentages indicated are based on net assets of $287,825,374.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

     Unrealized appreciation      $75,987,761
     Unrealized depreciation       (1,856,897)
                                  -----------
     Net unrealized appreciation  $74,130,864
                                  ===========

                       See notes to financial statements.

44  Payden & Rygel Investment Group

Market Return Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999


 Principal      Security
 or Shares     Description      Value (000)
 ---------  ----------------    -----------
 Asset Backed Securities (22.1%)
 2,000,000  Case 98-a,
            5.83%, 2/15/05       $ 2,017.0
 2,000,000  Chase Credit,
            6.30%, 4/15/03         2,022.2
 2,000,000  Citibank Credit
            Card,
            5.75%, 1/15/03         2,008.1
   557,219  Contimortgage
            Home Equity,
            5.99%, 3/15/27           556.7
 2,000,000  Dfs 99-1, 5.70%,
            2/16/09                2,001.8
   750,000  Ford 1998 A
            Class D,
            7.50%, 5/15/03(b)        727.5
 2,500,000  Gsms 99, 5.29%,
            11/13/13               2,500.0
 2,000,000  Premier Auto
            Trust,
            5.82%, 12/06/02        2,008.4
                                 ---------
            Asset Backed
            Securities            13,841.7
 Collateralized Bond
  Obligations (4.7%)
 1,000,000  Century, 7.13%,
            2/15/11(b)               953.7
 1,000,000  Gramercy, 8.94%,
            10/25/02(b)              995.0
 1,000,000  GS Escrow
            Corporation,
            5.99%, 8/01/03(b)        970.0
                                 ---------
            Collateralized
            Bond Obligations       2,918.7
 Commercial Paper (8.8%)
 3,000,000  American Express
            CP,
            4.79%, 6/10/99         3,000.0
 2,500,000  General Electric
            Credit Corp. CP,
            4.83%, 6/01/99         2,500.0
                                 ---------
            Commercial Paper       5,500.0
 Mortgage Backed Securities
  (26.6%)
    75,029  Bear Stearns
            Mortgage
            Securities,
            6.60%, 4/25/24            75.1
   111,659  Drexel Burnham
            Lambert CMO
            Trust, 6.44%,
            5/1/16                   111.7
 1,805,129  FHLMC 846423,
            7.40%, 5/01/25         1,841.2
   163,288  FHLMC, Series
            1519,
            6.03%, 1/15/06           163.4
 1,571,395  FHLMC, 5.34%,
            7/15/20                1,575.4
 1,861,782  FHLMC, 6.38%,
            7/15/07                1,868.9
 1,988,826  FNMA 490626 Arm,
            5.74%, 11/01/28        2,013.3
   934,407  FNMA G94-7 F,
            6.14%, 12/17/19          936.5
   952,609  FNMA, 6.39%,
            9/25/22                  961.0
 1,124,561  FNMA, series
            1994-87,
            6.14%, 3/25/09         1,129.8
 1,854,541  FNMA 323682,
            7.19%, 8/01/27         1,903.2
 1,597,395  GMBS 90-5a,
            6.69%, 12/25/20        1,597.4
 2,423,176  Prudential Home
            Mortgage, 5.90%,
            12/15/23               2,415.2
                                 ---------
            Mortgage Backed
             Securities           16,592.1

 Principal      Security
 or Shares     Description     Value (000)
 ---------  ----------------   -----------
 Corporate Notes (21.4%)
 Energy (1.2%)
   750,000  Gulf Canada
            Resources
            Limited, 9.25%,
            1/15/04             $   770.6
 Financial (10.9%)
 2,000,000  Caterpiller
            Finance Service,
            5.47%, 9/12/01        1,987.5
 1,000,000  Contifinancial,
            7.50%, 3/15/02          800.0
 2,000,000  Home Savings of
            America, 6.00%,
            11/01/00              2,012.5
 2,000,000  Merrill Lynch
            Hutchinson,
            7.59%,
            8/26/99(b)            2,000.0
                                ---------
            Financial             6,800.0
 Industrial (2.1%)
 1,250,000  Ryerson Tull,
            Incorporated,
            8.50%, 7/15/01        1,287.5
 Multimedia (2.4%)
   500,000  News America
            Holdings,
            7.45%, 6/1/00           509.4
   500,000  TCI
            Communication,
            6.38%, 3/12/01          504.2
   500,000  Time Warner
            Incorporated,
            4.90%,
            7/29/99(b)              498.7
                                ---------
            Multimedia            1,512.3
 Telecommunications (3.2%)
            Worldcom, Inc.,
 2,000,000  6.13%, 8/15/01        2,010.0
 Transportation (1.6%)
 1,000,000  Northwest
            Airlines
            Corporation,
            8.38%, 3/15/04          976.3
                                ---------
            Corporate Notes      13,356.7
 U.S. Government Agencies
  (5.6%)
            FHLMC, 4.74%,
 3,500,000  6/10/99               3,481.6
 U.S. Treasury Notes (6.5%)
 4,000,000  U.S. Treasury
            Notes,
            5.63%, 2/28/01        4,036.5
 Investment Companies (2.0%)
            S & P 500
            Depositary
     9,500  Receipt               1,265.0
                                ---------
 Total (Cost - $60,918.2)(a)
  (97.6%)                       $60,992.3
                                =========

Percentages indicated are based on net assets of $62,499,457.

                                                         Semi-Annual Report  45

Market Return Fund
 Schedule of Portfolio Investments (Continued)
--------------------------------------------------------------------------------
April 30, 1999

At April 30, 1999, the Fund's open futures contracts were as follows:

 Number                                                                 Unrealized
    of                              Expiration        Current          Appreciation
Contracts      Contract Type           Date            Value          (Depreciation)
---------     ---------------       ----------       ----------       --------------
 183          S&P 500 Futures       30-Jun-99        61,144,875         $2,049,038

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation      $ 470,447
    Unrealized depreciation       (396,394)
                                 ---------
    Net unrealized appreciation  $  74,053
                                 =========

(b) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

46  Payden & Rygel Investment Group

Small Cap Value Stock Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

 Principal       Security
 or Shares     Description       Value (000)
 --------- -------------------   -----------
 Common Stocks (76.9%)

 Basic Materials (9.4%)
    21,780 Bethlehem Steel(b)     $  198.7
    18,170 Boise Cascade
           Office Product(b)         224.8
    13,290 Commonwealth
           Industries                127.9
     5,360 Crompton & Knowles        108.5
     3,810 FMC Corp.(b)(c)           247.7
     4,670 Lyondell Chemical
           Company                    91.1
    16,960 Methanex Corp.(b)          48.8
    10,030 Morton
           International Inc.        405.0
    11,900 National Steel
           Corp.                     111.6
     8,430 Solutia Inc.              205.5
     5,480 United Stationers
           Inc.                       93.5
    14,220 Walter Industries
           Inc.(b)(c)                161.7
                                  --------
           Basic Materials         2,024.8

 Capital Goods (2.8%)
     4,530 McDermott Intl Inc.       131.4
    14,540 The Reynolds &
           Reynolds Corp.            331.7
     5,375 Smith (A.O) Corp.         135.7
                                  --------
           Capital Goods             598.8

 Consumer Cyclicals (20.3%)
    19,630 Aztar Corp.(b)            136.2
     5,850 Belo A.H. Corp. -
           Ser A                     126.5
    25,100 Charming Shoppes(b)        97.3
    11,470 Cordiant
           Communications
           Group                     172.0
    11,430 Danaher Corp.(c)          759.4
    19,560 Hasbro Inc.(c)            667.5
     9,480 Hertz Corp. - Cl
           A(c)                      565.8
     7,140 Host Marriott
           Corp.(b)                   95.0
     7,040 Information
           Resources Inc.(b)          54.6
    30,110 Johns Manville
           Corp.(c)                  404.6
     2,820 Micro Warehouse
           Inc.                       47.8
     3,750 Mohawk Industries
           Inc.(b)                   120.9
     4,880 Ogden Corp.               126.0
     5,630 Paymentech Inc.           134.4
    14,810 Protection One Inc.        70.3
     4,850 Public Storage Inc.       135.2
     7,070 Saks
           Incorporated(b)           200.2
     5,250 Shaw Industries
           Inc.                       95.2
    16,740 Terra Industries
           Inc.                       77.4
     9,650 Viad Corp.(c)             319.1
                                  --------
           Consumer Cyclicals      4,405.4

 Consumer Non-Cyclicals (4.8%)
    12,120 Advantica
           Restaurant Group(b)        59.1
     9,820 Dial Corp.(c)             333.9
     4,970 Keebler Foods
           Co.(b)                    159.7
    43,110 Perrigo Company           328.7
     9,940 Whitman Corp.(c)          162.8
                                  --------
           Consumer Non-
           Cyclicals               1,044.2

 Energy (4.9%)
     4,450 Ashland Inc.(c)           188.0
    27,400 Ensco International
           Inc.                      508.6

 Principal       Security
 or Shares     Description       Value (000)
 --------- -------------------   -----------
     4,220 Tidewater Inc.         $  111.8
     9,650 Tosco Corp.(c)            258.1
                                  --------
           Energy                  1,066.5

 Financials (16.3%)
     7,210 Advanta Corp Cl A          97.3
     3,710 Ambac Financial
           Group Inc.(c)             224.0
     5,140 American Annuity
           Group                     113.1
     3,850 Amerus Life                86.1
     4,870 ARM Financial              67.6
     3,390 Berkley Wr Corp            93.2
    24,950 Capstead Mortgage
           Corp                      145.0
    16,700 Credit Acceptance
           Corp                      116.9
    22,040 Duke Realty
           Investments Inc.(c)       517.9
     6,370 Everest Reins
           Hldgs. Poison Pill          0.1
     6,370 Everest Reinsurance
           Holdings                  193.1
     4,160 Heller Financial
           Corp.(b)                  112.8
     6,970 Liberty Financial
           Companies(c)              156.4
    18,050 Mackenzie Financial
           Corp.                     243.7
     3,800 MGIC Investment
           Corp.                     184.5
     4,430 Old Republic
           International Corp.        86.7
    20,420 Patriot American
           Hospitality Inc.          103.4
     6,160 Protective Life
           Corp.(c)                  241.4
     4,435 Raymond James
           Financial                  95.6
    12,765 Reinsurance Group
           of America(c)             545.7
     3,820 Simon Property
           Group Inc.                109.6
                                  --------
           Financials              3,534.1

 Health Care (4.4%)
    18,320 Apria Healthcare
           Group Inc.(b)             286.3
    53,990 Laboratory CRP Of
           American Hlds.(b)         114.7
    13,620 Quest Diagnostics
           Inc.(b)                   311.6
     3,390 Wellpoint Health
           Network(b)(c)             238.1
                                  --------
           Health Care               950.7

 Technology (12.7%)
    10,890 Adaptec Inc.(b)           262.0
     6,890 Andrew Corp.(b)            96.0
     5,560 Apple Computer,
           Inc.(b)(c)                255.8
    13,060 Cirrus Logic
           Inc.(b)                    92.2
    18,590 CompuCom Systems
           Inc.(b)                    56.4
     3,490 Lexmark Intl Group
           Inc. - cl A(b)(c)         431.0
    26,850 Quantum Corp.(b)(c)       479.9
    21,540 Silicon Graphics
           Inc.(b)                   274.6
    12,470 Storage Tech
           Corp.(b)(c)               240.8
    22,190 Thermo Instrument
           Systems(b)(c)             288.5
    10,500 Wang
           Laboratories(b)(c)        263.2
                                  --------
           Technology              2,740.4

 Transportation (1.3%)
     9,960 Consolidated
           Freightways
           Corp.(b)                  112.1
     3,200 U.S. Airways(b)(c)        174.2
                                  --------
           Transportation            286.3

                                                         Semi-Annual Report  47

Small Cap Value Stock Fund
 Schedule of Portfolio Investments (Continued)
--------------------------------------------------------------------------------
April 30, 1999

 Principal       Security
 or Shares     Description       Value (000)
 --------- -------------------   -----------
 Total Common Stocks (Cost -
   $17,654.7)                     $16,651.2

 U.S. Government Agency (9.2%)
 2,000,000 FHLMC Discount
           Note(c)                  1,998.4
                                  ---------
 Total (Cost - $19,653.1)(a)
  (86.1%)                         $18,649.6
                                  =========

Percentages indicated are based on net assets of $21,665,333.

At April 30, 1999, the Fund's open futures contracts were as follows:

                                                     Unrealized
 Number of                   Expiration  Current    Appreciation
 Contracts  Contract Type       Date      Value    (Depreciation)
 --------- ---------------   ---------- ---------- --------------
    10     S&P 500 Futures    June-99   $3,341,250    $120,729

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation      $ 2,107,599
      Unrealized depreciation       (3,111,095)
                                   -----------
      Net unrealized depreciation  $(1,003,496)
                                   ===========

(b) Non-income producing security.
(c) All or a portion of the security is held by the custodian in a segregated account.

                       See notes to financial statements.

48  Payden & Rygel Investment Group

Small Cap Growth Stock Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

 Principal
 or Shares      Security Description       Value (000)
 --------- -----------------------------   -----------
 Basic Materials (13.3%)
     1,070 Alpine Group Inc.(b)             $   14.8
     2,220 Ecolab Inc.                          93.1
       780 Lafarge Corp.                        26.4
     1,320 Macdermid Inc.                       55.4
     1,510 Martin Marietta Materials            93.3
       270 Southdown Inc.                       17.3
     1,290 Vulcan Materials                     61.6
       770 Wausau Mosinee Paper Corp.           12.7
                                            --------
           Basic Materials                     374.6
 Capital Goods (14.2%)
       970 Cognex Corp.(b)                      28.1
       940 Crane Co.                            27.2
     3,400 Griffon Corp.(b)                     24.9
     5,360 JLG Industries Inc.                  86.1
     2,150 Jacobs Engineering Group(b)          84.8
       330 Lear Corp.(b)                        15.1
       400 Plexus Corp.                         13.4
     3,190 Spartech Corp.                       75.8
     3,510 Thermedics Inc.(b)                   26.3
       710 Wallace Computer Svcs. Inc.          16.4
                                            --------
           Capital Goods                       398.1
 Consumer Cyclicals (21.0%)
     1,790 Aaron Rents Inc.                     29.8
     1,660 Abercrombie & Fitch Co.(b)          157.9
       540 Central Newspapers Inc.              18.3
     1,700 Danaher Corp.                       112.9
     3,600 DeVry Inc.(b)                        95.0
       530 International Game Technology         9.4
       530 International Speedway Corp.         27.3
       370 Media General Inc. - Cl A            19.2
       550 Meredith Corp.                       20.2
       250 Payless Shoesource Inc.(b)           12.1
     2,550 Viad Corp.                           84.3
                                            --------
           Consumer Cyclicals                  586.4
 Consumer Non-Cyclicals (5.2%)
     1,590 IHOP Corp.(b)                        72.7
       910 Interstate Bakeries Corp.            20.2
       900 TV Guide Inc.                        37.9
       340 Tootsie Roll Inds.                   14.1
                                            --------
           Consumer Non-Cyclicals              144.9
 Financials (4.9%)
       560 Legg Mason Inc.                      19.5
       570 Mercury General Corp.                20.6
       450 Metris Companies Inc.                27.5
       400 Orion Capital Corp.                  11.8
       630 Presidential Life Corp.              11.3
       740 Protective Life Corp.                29.0
       230 Transatlantic Holding                17.7
                                            --------
           Financials                          137.4

 Principal
 or Shares         Security Description           Value (000)
 --------- ------------------------------------   -----------
 Health Care (11.2%)
     3,840 Bio Technology General Corp.(b)         $   27.2
       760 First Health Group Corp.(b)                 12.4
    10,330 Health Management Associates Inc.(b)       161.4
     1,190 Lincare Holdings Inc.(b)                    35.3
     3,930 Luxottica Group SpA                         62.4
       530 Sybron Int'l. Corp.-Wisconsin               14.7
                                                   --------
           Health Care                                313.4
 Technology (18.8%)
       620 Adobe Systems Inc.                          39.3
     1,750 Altera Corporation(b)                      126.4
     1,710 American Power Conversion                   56.4
     2,895 Century Telephone Enterprise               116.5
     3,570 Coherent Inc.(b)                            53.1
     2,880 Excel Switching Corp.(b)                    59.8
     2,190 Iomega Corp.                                10.7
     1,570 Methode Electronics                         23.4
       640 Remedy Corp.                                11.2
       530 Sawtek Inc.                                 18.7
     1,630 X-rite Inc.                                 11.2
                                                   --------
           Technology                                 526.7
 Transportation (1.3%)
     1,630 Comair Holdings Inc.                        36.0
 Utilities (0.9%)
     1,080 Washington Gas Light Co.                    25.4
                                                   --------
 Total Common Stock (Cost - $2,268.8)(a) (90.8%)   $2,542.9
                                                   ========

Percentages indicated are based on net assets of $2,797,139.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation      $ 474,858
      Unrealized depreciation       (200,821)
                                   ---------
      Net unrealized appreciation  $ 274,037
                                   =========

(b) Non-income producing security.

                       See notes to financial statements.

                                                         Semi-Annual Report  49

Limited Maturity Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

 Principal
 or Shares                 Security Description                   Value (000)
 --------- ----------------------------------------------------   -----------
 Asset Backed Securities (26.6%)
 7,000,000 Chase Manhattan Auto,                                   $ 7,024.5
           5.75%, 10/15/01
    59,654 Chase Manhattan Grantor Trust 1995-A, 6.00%, 9/17/01         59.7
 5,000,000 GSMS 99,
           5.29%, 11/13/13                                           5,000.0
 1,430,144 Olympic Automobile Receivables Trust, 7.88%, 7/15/01      1,456.6
 5,129,626 Premier Auto Trust,
           6.58%, 10/6/00                                            5,158.8
 3,000,000 SBC Glacier Finance Limited,
           5.88%, 9/10/02(b)                                         2,982.0
                                                                   ---------
           Asset Backed Securities                                  21,681.6

 Mortgage Backed Securities (23.2%)
   893,254 FNMA,
           9.50%, 9/1/24                                               953.3
 4,000,000 FNMA 323682,
           7.19%, 8/01/27                                            4,105.0
 2,415,007 FNR 97-17f,
           6.05%, 11/18/25                                           2,423.8
 4,219,387 FNR 97-20,
           5.90%, 3/25/27                                            4,187.7
 3,366,881 GNMA 78075,
           8.00%, 12/15/27                                           3,512.0
 1,521,271 Headlands Mortgage,
           7.75%, 3/25/12                                            1,543.3
 2,085,239 Independent National Mortgage,
           7.00%, 3/25/26                                            2,091.3
                                                                   ---------
           Mortgage Backed Securities                               18,816.4

 Principal
 or Shares    Security Description      Value (000)
 --------- --------------------------   -----------
 Corporate Bonds (43.5%)
 4,000,000 Ahmanson Finance Note,
           5.88%, 2/27/01                $ 4,005.0
 5,000,000 General Motors Acceptance,
           6.65%, 4/25/01                  5,087.5
 6,000,000 MBNA America Bank,
           6.05%, 5/5/99                   6,000.0
 6,000,000 Merrill Lynch,
           7.59%, 8/26/99(b)               6,000.0
 3,000,000 Paccar Financial Corp.,
           5.75%, 2/15/01                  3,000.0
 5,000,000 TCI Communications,
           6.38%, 3/12/01                  5,042.0
 6,500,000 Time Warner, Incorporated,
           4.90%, 7/29/99(b)               6,483.8
                                         ---------
           Corporate Bonds                35,618.3

 U.S. Government Agencies (2.7%)
 2,228,643 Federal Home Loan Mortgage
           Corporation,
           5.93%, 4/15/08                  2,229.1

 U.S. Treasury Notes (3.1%)
 2,500,000 U.S. Treasury Notes,
           6.25%, 8/31/00                  2,538.8
                                         ---------
 Total (Cost - $80,649.7)(a) (99.1%)     $80,884.2
                                         =========

Percentages indicated are based on net assets of $81,757,628.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

     Unrealized appreciation     $303,792
     Unrealized depreciation      (69,239)
                                 --------
     Net unrealized appreciation $234,553
                                 ========

(b) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

50  Payden & Rygel Investment Group

Short Bond Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

 Principal
 or Shares                Security Description                  Value (000)
 --------- --------------------------------------------------   -----------
 Commercial Mortgage Backed
  Securities (4.3%)
 1,568,692 CSFB 97-c2, 6.40%, 2/17/04                            $ 1,579.1
 2,958,626 Morgan Stanley Capital 1, 6.22%, 6/3/30                 2,975.8
                                                                 ---------
           Commercial Mortgage Backed
           Securities                                              4,554.9
 Mortgage Backed Securities (18.8%)
 1,535,731 FNMA, Series 1997-32, 6.29%, 4/25/27                    1,546.3
 2,709,178 FHLMC CMO, 6.09%, 4/15/26                               2,713.7
 5,000,000 FHLMC TBA, 7.00%, 5/1/28(b)                             5,073.4
 1,986,011 FHLMC, 6.14%, 3/15/18                                   1,991.0
 5,000,000 FNMA TBA, 6.50%, 5/1/13(b)                              5,039.0
 2,415,007 FNR 97-17f, 6.05%, 11/18/25                             2,423.8
   934,114 Headlands Mortgage, 7.75%, 3/25/12                        947.7
   287,280 Residential Funding Corporation, 6.25%, 10/25/23          287.7
                                                                 ---------
           Mortgage Backed Securities                             20,022.6
 Corporate Bonds (60.2%)
 Energy (3.3%)
 3,500,000 Valero Energy, 6.75%, 12/15/02                          3,480.8
 Financial (46.0%)
 2,000,000 Ahmanson Finance Note, 5.88%, 2/27/01                   2,002.5
 4,000,000 AT&T Capital Corp., 6.25%, 5/15/01                      4,025.0
 3,500,000 AT&T Capital Corp., 6.57%, 1/21/00                      3,523.7
 5,000,000 Caterpiller Finance Services, 6.95%, 10/10/00           5,107.1
 2,000,000 Credit Suisse First Boston Note, 7.43%, 8/26/99(c)      2,000.0
 3,000,000 Ford Motor Credit Global, 6.50%, 2/28/02                3,052.5
 5,000,000 GE Capital Corp., 4.80%, 7/29/99                        5,000.0
 2,500,000 GMAC Global Note, 5.88%, 11/22/03                       2,487.5
 2,150,000 GMAC, 8.50%, 1/1/03                                     2,322.0
 2,500,000 International Lease Finance Corp.,
           6.45%, 9/11/00                                          2,528.1
 3,000,000 John Deere Capital Corp., 5.85%, 1/15/01                3,007.5
 2,000,000 Korea Development Bank, 7.13%, 9/17/01                  2,002.5
 5,000,000 MBNA Corp., 6.15%, 10/1/03                              4,918.8
 3,000,000 Merrill Lynch, 7.49%, 8/26/00(c)                        3,000.0
 2,000,000 Salomon Inc., 6.88%, 12/15/03                           2,055.0
 2,000,000 Salomon Inc., 7.13%, 8/1/99                             2,010.0
                                                                 ---------
           Financial                                              49,042.2

 Principal
 or Shares              Security Description              Value (000)
 ---------- -------------------------------------------   -----------
 Industrial (3.8%)
  4,000,000 Honeywell Inc, 6.75%, 3/15/02                 $  4,095.0
 Multimedia (5.2%)
  3,500,000 TCI Communications, 6.38%, 3/12/01               3,529.4
  2,000,000 Time Warner Incorporated, 4.90%, 7/29/99(c)      1,995.0
                                                          ----------
            Multimedia                                       5,524.4
 Telecommunications (1.9%)
  2,000,000 Telefonica Argentina, 8.38%, 10/01/00            2,012.0
                                                          ----------
            Corporate Bonds                                 64,154.4
 U.S. Treasury Notes (24.7%)
  2,700,000 US Treasury Notes, 5.50%, 5/31/03                2,722.6
 23,000,000 US Treasury Notes, 6.25%, 4/30/01               23,494.7
                                                          ----------
            U.S. Treasury Notes                             26,217.3
                                                          ----------
 Total (Cost - $114,904.5)(a) (108.0%)                    $114,949.2
                                                          ==========

Percentages indicated are based on net assets of $106,769,337.

At April 30, 1999, the Fund's open futures contracts were as follows:

                                                              Unrealized
 Number of                           Expiration   Current    Appreciation
 Contracts      Contract Type           Date       Value    (Depreciation)
 --------- -----------------------   ---------- ----------- --------------
    100    U.S. 2 Yr. Note Futures     Jun-99   $20,956,250    $(20,813)

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

      Unrealized
       appreciation       $ 275,556
      Unrealized
       depreciation        (230,858)
                          ---------
      Net unrealized
       appreciation       $  44,698
                          =========

(b) Security was purchased on a delayed delivery basis.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

                                                         Semi-Annual Report   51

U.S. Government Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999


 Principal      Security
 or Shares     Description     Value (000)
 ---------- ----------------   -----------
 Mortgage Backed Securities (66.2%)
  3,180,340 FHLMC CMO,
            6.09%, 4/15/26     $  3,185.6
  3,000,000 FHLMC,
            5.75%, 11/15/09       3,005.1
  5,500,000 FHLMC,
            5.75%, 7/15/03        5,530.0
  2,300,000 FNMA 1997-35 Pc,
            6.75%, 5/18/18        2,327.7
  2,407,997 FNMA 380459,
            6.27%, 7/1/05         2,408.0
    955,432 FNMA 415318,
            5.63%, 2/12/28          960.8
  2,468,657 FNMA 421914,
            5.92%, 3/12/28        2,459.4
  3,539,000 FNMA 93-103 Pg,
            6.25%, 6/25/19        3,539.3
  1,671,300 FNMA 97-67fc,
            5.99%, 12/18/19       1,670.6
  3,118,658 FNMA G94-7
            F, 6.14%,
            12/17/19              3,125.6
  7,000,000 FNMA TBA,
            6.00%, 5/1/13(b)      6,932.2
 10,000,000 FNMA TBA,
            6.50%, 5/1/13(b)     10,078.1
  4,840,340 FNMA,
            7.00%, 11/01/13       4,945.9
                               ----------
            Mortgage Backed
            Securities           50,168.3
 Supranational (7.9%)
  6,000,000 International
            Bank Recon &
            Development,
            5.63%, 3/17/03        5,977.5
 U.S. Government Agencies (21.0%)
  3,000,000 FHLB,
            5.13%, 9/15/03        2,945.2
  5,000,000 FHLB Note,
            5.72%, 4/14/00        5,023.5
  3,000,000 FNMA,
            5.25%, 1/15/03        2,970.0
  5,000,000 FNMA,
            4.73%, 6/04/99        4,977.7
                               ----------
            U.S. Government
            Agencies             15,916.4

 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 U.S. Treasury (24.1%)
 5,600,000 U.S. Treasury
           Notes,
           5.50%, 2/29/00      $ 5,627.8
 3,000,000 U.S. Treasury
           Notes,
           6.38%, 5/15/00        3,043.0
 6,000,000 U.S. Treasury
           Notes,
           6.25%, 8/31/00        6,093.0
 3,500,000 U.S. Treasury
           Notes,
           5.50%, 2/28/03        3,527.3
                               ---------
           U.S. Treasury        18,291.1
                               ---------
 Total (Cost - $90,578.5)(a)
  (119.2%)                     $90,353.3
                               =========

Percentages indicated are based on net assets of $75,829,640.

All of the securities listed above are held by the custodian in a segregated account.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation      $ 131,682
      Unrealized depreciation       (356,814)
                                   ---------
      Net unrealized depreciation  $(225,132)
                                   =========

(b) Security was purchased on a delayed delivery basis.

                       See notes to financial statements.

52  Payden & Rygel Investment Group

Investment Quality Bond Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

 Principal      Security
 or Shares     Description     Value (000)
 ---------- ----------------   -----------
 Asset Backed Securities
  (9.8%)
  3,300,000 Green Tree
            Financial Corp.,
            6.93%, 7/15/28     $  3,366.0
  3,075,876 IMC Home Equity
            Loan Trust 1997-
            6A,
            5.85%, 1/20/28        3,064.5
  2,220,000 MBNA Master
            Credit Card
            Trust,
            6.60%, 11/15/04       2,300.3
  1,535,896 Navistar
            Financial Corp.,
            6.75%, 3/15/02        1,552.2
  8,000,000 SBC Glacier
            Finance Limited,
            5.88%,
            9/10/02(c)            7,952.0
  1,720,620 Structured Asset
            Notes Trans.,
            7.16%, 10/28/03       1,724.9
  5,000,000 WFS Financial
            Owner Trust,
            5.55%, 2/20/03        4,989.0
                               ----------
            Asset Backed
            Securities           24,948.9
 Collaterized Bond
  Obligations (3.5%)
  4,000,000 Century,
            7.13%,
            2/15/11(c)            3,815.0
  5,000,000 FC CBO,
            8.43%, 6/3/09(c)      5,025.0
                               ----------
            Collateralized
            Bond Obligations      8,840.0
 Mortgage Backed Securities
  (24.0%)
  2,408,879 FHLMC,
            8.50%, 6/1/17         2,551.9
    126,272 FNMA 91-84 CMO,
            5.87%, 2/25/06          126.4
 24,000,000 FNMA TBA,
            6.50%, 5/1/28(b)     23,835.0
  7,500,000 FNMA TBA,
            7.00%, 5/1/28(b)      7,596.1
  8,000,000 FNMA TBA,
            7.50%, 5/1/28(b)      8,220.0
  8,000,000 GMAC 1999-c1,
            6.18%, 5/15/23        7,883.2
    648,810 GNMA #399001,
            8.00%, 12/15/26         676.4
  4,525,742 GNMA 48928,
            8.00%, 6/15/28        4,718.1
  2,200,000 GNMA,
            8.00%, 7/1/28         2,293.5
    923,196 GNMA,
            8.00%, 7/15/25          962.4
  2,010,972 RFMSI,
            6.51%, 1/25/07        2,038.9
                               ----------
            Mortgage Backed
            Securities           60,901.9

 Commercial Paper (13.7%)
 10,000,000 American Express
            Corp.,
            4.78%, 8/19/99       10,000.0

 Principal      Security
 or Shares     Description     Value (000)
 ---------- ----------------   -----------
  5,000,000 Associates
            Corp.,
            4.82%, 6/22/99      $ 4,965.2
 10,000,000 General Electric
            Credit Corp.,
            4.84%, 5/6/99        10,000.0
 10,000,000 GMAC,
            4.80%, 7/27/99       10,000.0
                                ---------
            Commercial Paper     34,965.2
 Foreign Notes (1.0%)
  1,500,000 Swire Pacific
            Ltd.,
            8.50%, 9/29/04        1,588.5
  1,000,000 Transgas,
            10.25%, 4/25/01       1,028.8
                                ---------
            Foreign Notes         2,617.3
 Corporate Bonds (43.4%)
 Energy (3.3%)
  8,000,000 Valero Energy,
            6.75%, 12/15/02       7,956.0
    500,000 Virginia
            Electric Power
            Company,
            7.38%, 7/1/02           520.6
                                ---------
            Energy                8,476.6
 Financials (23.2%)
  7,000,000 Ahmanson Finance
            Note,
            8.25%, 10/1/02        7,420.0
  1,050,000 Citicorp,
            6.65%, 5/15/00        1,060.5
 11,000,000 Credit Suisse
            First Boston
            Note, 7.43%,
            8/26/99              11,000.0
  4,500,000 Grand
            Metropolitan
            Investment,
            8.63%, 8/15/01        4,775.6
  8,000,000 MBNA American
            Bank,
            6.10%, 12/15/00       8,020.0
 10,000,000 Merrill Lynch
            Hutchinson,
            7.49%,
            8/26/00(b)           10,000.0
 13,000,000 Merrill Lynch
            Hutchinson,
            7.59%,
            8/26/99(b)           13,000.0
  1,500,000 Salomon,
            Incorporated,
            5.88, 7/23/01         1,500.0
  1,500,000 Salomon,
            Incorporated,
            7.25%, 5/1/01         1,539.4
  1,040,000 Transamerica
            Financial Corp.,
            7.40%, 7/29/99        1,045.0
                                ---------
            Financials           59,360.5
 Industrial (3.0%)
  5,425,000 Hanson Overseas,
            PLC,
            6.75%, 9/15/05        5,540.2
  2,000,000 Hutchinson
            Whampoa,
            6.95%, 8/1/07(b)      1,970.0
                                ---------
            Industrial            7,510.2


                                                         Semi-Annual Report  53

Investment Quality Bond Fund
 Schedule of Portfolio Investments (Continued)
-------------------------------------------------------------------------------
April 30, 1999

 Principal      Security
 or Shares     Description     Value (000)
 ---------- ----------------   -----------
 Multimedia (7.8%)
  3,600,000 News America
            Holdings,
            8.63%, 2/1/03      $  3,888.0
  6,500,000 TCI
            Communications,
            6.38%, 3/12/01        6,554.5
  5,000,000 TCI
            Communications,
            8.25%, 1/15/03        5,374.9
    650,000 Time Warner
            Entertainment,
            8.38%, 3/15/23          751.5
  3,000,000 Time Warner,
            Incorporated,
            7.75%, 6/15/05        3,206.3
                               ----------
            Multimedia           19,775.2
 Telecommunications (1.2%)
  3,000,000 US West,
            6.38%, 7/15/08        3,015.0
 Transportation (4.9%)
  4,100,000 AMR Corporate
            Note,
            9.82%, 10/25/11       5,002.0
  6,700,000 Norfolk
            Southern,
            7.70%, 5/15/17        7,244.4
                               ----------
            Transportation       12,246.4
                               ----------
            Corporate Bonds     110,383.9
 U.S. Government Agency
  (0.1%)
    256,885 FNMA,
            6.10%, 5/25/99          257.0
 U.S. Treasury (19.0%)
 16,000,000 U.S. Government
            Strip,
            0.00%, 8/15/20        4,425.0
    700,000 U.S. Treasury
            Bonds,
            6.25%, 8/15/23          729.0
 10,500,000 U.S. Treasury
            Notes,
            5.50%, 5/31/03       10,588.1
  7,500,000 U.S. Treasury
            Notes,
            5.50%, 2/15/08        7,546.5
  2,500,000 U.S. Treasury
            Notes,
            6.63%, 4/30/02        2,597.5
 20,250,000 U.S. Treasury
            Notes,
            6.63%, 5/15/07       21,795.3
    500,000 U.S. Treasury
            Notes,
            7.50%, 2/15/05          552.7
                               ----------
            U.S. Treasury        48,234.1
                               ----------
 Total (Cost - $292,856.2)(a)
  (114.5%)                     $291,148.3
                               ==========

Percentages indicated are based on net assets of $253,910,497.

All of the securities listed above are held by the custodian in a segregated account.

At April 30, 1999, the Fund's open futures contracts were as follows:

                                                              Unrealized
 Number of                            Expiration  Current    Appreciation
 Contracts       Contract Type           Date      Value    (Depreciation)
 --------- ------------------------   ---------- ---------- --------------
   120     U.S. 10 Yr. Note Futures     Jun-99   13,762,500   $ (56,850)
   197     U.S. 30 Yr. Bond Futures     Jun-99   23,676,938    (121,235)
                                                              ---------
                                                              $(178,085)
                                                              =========

At April 30, 1999, the Fund's open swap contracts were as follows:

                                                                               Unrealized
  Notional                                            Settle                 Appreciation/
 Principal           Contract Type                     Date                  (Depreciation)
 ----------        -----------------                  ------                 --------------
 25,000,000        Lehman Brothers
                   Index Return Swap                 01-May-99                   15,287

For the above swap contract, the Fund pays a rate equal to LIBOR (London Interbank Offered Rate) minus 0.07% and receives a rate equal to the Lehman Mortgage Index.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation      $   825,185
      Unrealized depreciation       (2,533,127)
                                   -----------
      Net unrealized depreciation  $(1,707,942)
                                   ===========

(b) Security was purchased on a delayed delivery basis.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                      See notes to financial statements.

54  Payden & Rygel Investment Group

Total Return Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

 Principal
 or Shares Security Description      Value (000)
 ----------  ----------------        -----------
 Asset Backed Securities
  (11.0%)
  3,000,000  Citibank Credit
             Card, 5.75%,
             1/15/03                  $ 3,012.2
  3,000,000  Evergreen
             Funding, 7.03%,
             11/15/10(b)                2,400.0
    400,000  Green Tree
             Financial Corp.,
             6.93%, 7/15/28               408.0
  2,000,000  Los Angeles
             Funding, 7.66%,
             12/15/26                   1,970.0
  3,500,000  Premier Auto
             Trust, 6.32%,
             3/6/02                     3,541.0
    860,310  Structured Asset
             Notes Trans.,
             7.16%, 10/28/03              862.4
  4,750,000  Triangle
             Funding, 7.84%,
             10/15/05(b)                4,465.0
  3,600,000  WFS Financial
             Owner Trust,
             5.55%, 2/20/03             3,592.1
                                      ---------
             Asset Backed
             Securities                20,250.7
 Collateralized Bond
  Obligations (3.6%)
  1,000,000  Ares Leveraged
             Bond, 7.52%,
             11/30/04(c)                  952.5
    750,000  Ares Leveraged
             Bond, 9.77%,
             11/30/04(c)                  718.1
  5,000,000  FC CBO, 8.43%,
             6/3/09(c)                  5,025.0
                                      ---------
             Collateralized
             Bond Obligations           6,695.6
 Mortgage Backed Securities
  (29.3%)
  2,625,216  FHLMC Converted,
             #a01499, 8.50%,
             4/1/19                     2,789.3
  1,689,921  FHLMC Gold,
             #C00542, 7.50%,
             8/1/27                     1,737.4
    594,252  FHLMC Gold,
             8.50%, 3/1/23                630.3
 13,000,000  FHLMC, 4.78%,
             6/28/99                   12,899.8
  2,526,526  FNMA Series
             1997-32, 6.29%,
             4/25/27                    2,544.0
 17,000,000  FNMA TBA, 6.50%,
             5/1/28(b)                 16,883.0
  5,500,000  FNMA TBA, 7.00%,
             5/1/28(b)                  5,570.5
  6,000,000  GMAC 1999-c1,
             6.18%, 5/15/23             5,912.4
  5,000,000  GNMA TBA, 8.00%,
             1/15/27(b)                 5,209.4
                                      ---------
             Mortgage Backed
             Securities                54,176.1
 Commercial Paper (10.8%)
 10,000,000  GE Capital CP,
             4.79%, 7/22/99            10,000.0
 10,000,000  UBS Commercial
             Paper, 5.25%,
             6/3/99                     9,956.2
                                      ---------
             Commercial Paper          19,956.2

 Principal
 or Shares Security Description      Value (000)
 ----------  ----------------        -----------
 Convertible Bonds (8.9%)
    140,000  EMC Corporate
             Convertable
             Note, 3.25%,
             3/15/02                  $   657.1
    580,000  France Telecom,
             2.00%, 1/1/04                696.0
  1,500,000  Hewlett Packard
             Convertible
             Note, 0.00%,
             10/14/17                     873.8
 10,500,000  Hewlett Packard,
             0.00%, 10/14/17            6,116.3
  1,250,000  Mark IV
             Industrial,
             7.50%, 9/1/07              1,200.0
  1,550,000  Office Depot,
             8.00%, 11/1/08             1,292.3
    300,000  Omnicom Group,
             4.25%, 11/3/07               697.4
  2,796,000  Silicon
             Graphics, 5.25%,
             9/1/04                     2,324.2
     40,000  Union Pacific
             Cap, 6.25%,
             4/1/28                     2,165.0
                                      ---------
             Convertible
             Bonds                     16,022.1
 Foreign Bonds (3.3%)
    750,000  Argentina
             Global, 10.95%,
             11/01/99                     764.9
  1,000,000  Cemex, 9.50%,
             9/20/01                    1,033.7
  2,000,000  Petro Mexicanos,
             7.75%, 10/29/99            2,007.1
  1,500,000  Telefonica
             Argentina,
             8.38%, 10/01/00            1,508.9
    775,000  Transgas,10.25%,
             4/25/01                      797.3
                                      ---------
             Foreign Bonds              6,111.9
 Corporate Bonds (20.4%)
 Energy (0.8%)
  1,250,000  CAL Energy
             Company, 9.50%,
             9/15/06                    1,395.3
 Financial (10.2%)
  3,400,000  Chase Manhatten,
             6.40%, 7/16/01             3,431.9
  1,325,000  Contifinanial
             Corp., 9.25%,
             8/15/03                    1,033.5
  9,000,000  Credit Suisse
             First Boston
             Note, 7.43%,
             8/26/99(b)                 9,000.0
  2,000,000  GS Escrow
             Corporation,
             5.99%,
             8/01/03(c)                 1,940.0
    225,000  Salomon,
             Incorporated,
             6.25%, 11/30/00              227.8
  3,000,000  Salomon,
             Incorporated,
             5.88, 7/23/01              3,000.0
                                      ---------
             Financial                 18,633.2

                       See notes to financial statements.

                                                         Semi-Annual Report   55

Total Return Fund
 Schedule of Portfolio Investments (Continued)
-------------------------------------------------------------------------------
April 30, 1999

 Principal
 or Shares Security Description      Value (000)
 ---------   ----------------        -----------
 Industrial (6.6%)
    750,000  AK Steel
             Corporation,
             9.13%, 12/15/06         $    795.0
    300,000  Hutchinson
             Whampoa, 6.95%,
             8/1/07(c)                    295.5
  7,000,000  Merrill Lynch
             Hutchinson,
             7.49%,
             8/26/00(b)                 7,000.0
  4,000,000  Merrill Lynch
             Hutchinson,
             7.59%,
             8/26/99(b)                 4,000.0
                                     ----------
             Industrial                12,090.5
 Multimedia (2.8%)
    750,000  Rogers
             Cablesystem,
             10.00%, 12/1/07              845.6
  3,500,000  TCI
             Communication,
             6.381%, 3/12/01            3,529.4
  1,000,000  Time Warner
             PATS, 6.10%,
             12/30/01                   1,005.0
                                     ----------
             Mulitmedia                 5,380.0
                                     ----------
             Corporate Bonds           37,499.0
 U.S. Treasury (26.0%)
 17,000,000  U.S. Treasury
             Notes, 5.63%,
             11/30/99                  17,083.0
  1,500,000  U.S. Treasury
             Notes, 6.25%,
             8/31/00                    1,523.3
 17,000,000  U.S. Treasury
             Notes, 6.63%,
             5/15/07                   18,297.3
 40,000,000  U.S. Treasury
             Strips, 0.00%,
             8/15/20                   11,131.2
                                     ----------
             U.S. Treasury             48,034.8
                                     ----------
 Total (Cost -
  $210,024.9)(a) (113.3%)            $208,746.4
                                     ==========

Percentages indicated are based on net assets of $184,386,426.

All of the securities listed above are held by the custodian in a segregated account.

At April 30, 1999, the Fund's open futures contracts were as follows:

 Number                                                             Unrealized
    of                                 Expiration     Current      Appreciation
Contracts        Contract Type            Date         Value      (Depreciation)
---------   ------------------------   ----------   -----------   --------------
  10        June NDM Futures-Short       Jun-99     $ 2,155,000     $  61,350
 210        U.S. 10 Yr. Note Futures     Jun-99      20,084,375        84,263
 167        U.S. 30 Yr. Bond Futures     Jun-99      20,071,313      (125,023)
                                                                    ---------
                                                                    $  20,590
                                                                    =========

At April 30, 1999, the Fund's open swap contracts were as follows:

                                                                              Unrealized
  Notional                                           Settle                 Appreciation/
 Principal            Contract Type                   Date                  (Depreciation)
 ----------         -----------------               ---------               --------------
 25,000,000         Lehman Brothers
                    Index Return Swap               01-May-99                  $ 15,287
 15,000,000         JP Morgan SWAP                  05-Oct-99                   886,037
                                                                               --------
                                                                               $901,324
                                                                               ========

For the contract with the notional value of $25 million, the Fund pays a rate equal to LIBOR (London Interbank Offered Rate) minus 0.07% and receives a rate equal to the Lehman Mortgage Index. For the contract with the notional value of $15 million, the Fund pays a rate equal to LIBOR minus 0.15% and receives a rate equal to the Emerging Market Bond Index.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

    Unrealized appreciation     $ 2,149,573
    Unrealized depreciation      (3,428,050)
                                -----------
    Net unrealized depreciation $(1,278,477)
                                ===========

(b) Security was purchased on a delayed delivery basis.

(c) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                      See notes to financial statements.

56  Payden & Rygel Investment Group

High Income Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 Asset Backed Securities
  (2.9%)
   250,000 Ford 1998 A
           Class D,
           7.50%,
           5/15/03(b)          $  242.5
 1,000,000 Ford 98-B,
           7.50%,
           11/15/03(b)            970.0
 1,000,000 Gramercy,
           8.94%,
           10/25/02(b)            995.0
   750,000 Triangle Funding
           LTD,
           7.45%,
           10/15/03(b)            727.5
   750,000 Triangle
           Funding,
           7.84%,
           10/15/05(b)            704.9
                               --------
           Asset Backed
           Securities           3,639.9

 Collaterized Bond
  Obligations (0.2%)
   250,000 Ares Leveraged
           Bond,
           9.77%,
           11/30/04(b)            239.4

 Preferred Stock (3.5%)
    10,856 CSC Holdings
           Inc.,
           10.13%, 11/1/05      1,237.6
 1,000,000 Fuji Preferred,
           9.87%,
           12/31/49(b)            940.0
    11,316 Granite
           Broadcasting
           12.75%               1,159.9
    48,039 Swire Pacific,
           8.84%                1,008.8
                               --------
           Preferred Stock      4,346.3

 Government Bonds (1.2%)
 1,000,000 Korea
           Development
           Bank,
           7.13%, 4/22/04         999.5
   500,000 Republic of
           Phillippines,
           8.88%, 4/15/08         507.1
                               --------
           Government Bonds     1,506.6

 Corporate Bonds (84.8%)
 Basic Materials (1.3%)
   400,000 AK Steel
           Corporation,
           9.13%, 12/15/06        424.0
   250,000 California
           Steel,
           8.50%,
           4/01/09(b)             255.0
   750,000 Tembec
           Industries,
           8.63%, 6/02/09         776.3
                               --------
           Basic Materials      1,455.3
 Building & Construction
  (3.1%)
 1,000,000 Building
           Materials Corp.,
           8.00%, 12/1/08         987.5
 1,500,000 Kaufman & Bros.
           Home,
           9.63%, 11/06/04      1,575.0
 1,000,000 U S Home Corp.,
           8.88%, 8/15/07       1,000.0
                               --------
           Building &
           Construction         3,562.5
 Cable Systems (11.1%)
   500,000 Adelphia
           Communications,
           10.50%, 7/15/04        551.3

 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 1,250,000 Bresnan
           Communications,
           8.00%, 2/01/09      $ 1,281.3
 1,315,000 Century
           Communications,
           8.38%, 12/15/07       1,344.6
 1,500,000 Charter
           Communication
           Holding, 8.63%,
           4/01/09(b)            1,533.8
 1,800,000 Classic Cable,
           9.88%, 8/1/08(b)      1,917.0
 1,000,000 CSC Holdings
           Inc.,
           9.25%, 11/1/05        1,067.5
 1,000,000 Falcon Holdings
           Group,
           0.00%, 4/15/03          715.0
 1,250,000 Galaxy Telecom,
           12.38%, 10/01/05      1,390.6
 1,250,000 Lenfest
           Communication,
           8.38%, 11/1/05        1,334.4
 1,000,000 NTL Inc.,
           10.00%, 10/31/02      1,077.5
 1,400,000 Rogers
           Cablesystem,
           10.00%, 12/1/07       1,578.5
                               ---------
           Cable Systems        13,791.5

 Consumer Cyclicals (3.6%)
 1,000,000 Bally Total
           Fitness,
           9.88%, 10/15/07       1,002.4
 1,000,000 Prime
           Hospitality
           Corp.,
           9.75%, 4/1/07         1,029.9
   500,000 Prime
           Hospitality
           Corp.,
           9.25%, 1/15/06          519.9
 1,000,000 Protection One,
           8.13%,
           1/15/09(b)              999.9
 1,000,000 Revlon Cons
           Products,
           8.63%, 2/1/08           945.0
                               ---------
           Consumer
           Cyclicals             4,497.1

 Consumer Non-Cyclicals
  (2.8%)
 1,000,000 Dominos Inc.,
           10.38%, 1/15/09       1,037.4
 1,500,000 Jitney-Jungle
           Stores,
           10.38%, 9/15/07       1,421.2
 1,000,000 K Mart Corp.,
           7.95%, 2/1/23         1,035.0
                               ---------
           Consumer Non-
           Cyclicals             3,493.6

 Energy (4.4%)
   250,000 CAL Energy
           Company,
           9.50%, 9/15/06          279.1
 1,000,000 Calpine Corp.,
           9.25%, 2/1/04         1,027.5
 1,575,000 Cliffs Drilling,
           10.25%, 5/15/03       1,539.5
 1,250,000 Gulf Canada
           Resources
           Limited, 9.25%,
           1/15/04               1,284.4
 1,000,000 Nuevo Energy,
           8.875%, 6/1/08        1,000.0
   500,000 Pogo Producing,
           10.325%,
           02/15/09                521.3
                               ---------
           Energy                5,651.8

                                                         Semi-Annual Report   57

High Income Fund
 Schedule of Portfolio Investments (Continued)
--------------------------------------------------------------------------------
April 30, 1999

 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 Financials (6.5%)
 1,500,000 Bay View
           Capital,
           9.13%, 8/15/07      $ 1,451.3
   750,000 Contifinanial
           Corp.,
           9.25%, 8/15/03          585.0
 3,000,000 Credit Suisse
           First Boston
           Note, 7.43%,
           8/26/99(b)            3,000.0
 2,000,000 GS Escrow
           Corporation,
           5.99%,
           8/01/03(b)            1,940.0
 1,500,000 Standard
           Chartered,
           5.28%, 12/29/49       1,046.3
                               ---------
           Financials            8,022.6

 Gaming (8.4%)
   250,000 Argosy Gaming,
           12.00%, 6/01/01         255.0
 1,500,000 Harrahs
           Operating Co.,
           7.88%, 12/15/05       1,522.5
   500,000 Hollywood
           Casino,
           12.75%, 11/1/03         545.0
 1,500,000 Hollywood Park,
           9.25%, 5/15/07        1,552.5
 1,500,000 Horseshoe
           Gaming,
           9.38%, 6/15/07        1,560.0
 1,000,000 Isle of Capri,
           8.75%,
           4/15/09(b)              997.5
 1,500,000 Park Place
           Entertainment,
           7.88%, 12/15/05       1,470.0
 1,500,000 Starwood Hotels
           & Resorts,
           6.78%, 11/15/05       1,436.3
 1,000,000 Station Casinos,
           8.88%, 12/01/08       1,029.9
                               ---------
           Gaming               10,368.7

 Industrial (10.8%)
 1,500,000 American
           Standard,
           7.38%, 2/1/08         1,481.3
 1,500,000 BE Aerospace,
           8.00%, 3/1/08         1,492.5
 1,500,000 Columbus
           McKinnon,
           8.50%, 4/1/08         1,488.8
 1,500,000 Federal Mogul
           Co.,
           7.75%, 7/12/06        1,530.0
 1,000,000 Hayes Lemmerz
           International
           Inc., 8.25%,
           12/15/08(b)           1,005.0
 1,250,000 Mark IV
           Industrial,
           7.50%, 9/1/07(b)      1,200.0
 1,300,000 Navistar
           International,
           8.00%, 2/1/08         1,345.5
 1,650,000 Pierce Leahy,
           8.13%, 5/15/08        1,633.5
   500,000 Ryerson Tull,
           Incorporated,
           8.50%, 7/15/01          515.0
 1,500,000 Scotts Co,
           8.63%,
           1/15/09(b)            1,548.8
                               ---------
           Industrial           13,240.4

 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 Multimedia (16.4%)
 1,000,000 Ackerly,
           9.00%, 1/15/09      $ 1,030.0
 1,500,000 Chancellor
           Media,
           8.13%, 12/15/07       1,518.8
 1,500,000 Cumulus Media,
           10.38%, 7/01/08       1,616.3
   250,000 Globo
           Communicacoes,
           10.63%,
           12/5/08(b)              201.9
 1,000,000 Granite
           Broadcasting,
           8.88%, 5/15/08        1,000.0
 1,000,000 Grupo Televisa,
           11.88%, 5/15/06       1,060.0
 1,500,000 HMH Properties,
           7.88%, 8/1/08         1,451.3
 1,500,000 HMV Media Group
           PLC, 10.25%,
           5/15/08(b)            1,560.0
 1,000,000 IMAX Corp.,
           7.88%, 12/1/05          995.0
   500,000 Jacor
           Communication
           Co.,
           9.75%, 12/15/06         552.5
 1,500,000 Loews Cineplex
           Entertainment,
           8.88%, 8/1/08(b)      1,507.5
   850,000 Multi Canal,
           13.13%, 4/15/09         864.9
 1,500,000 Premier Parks
           Inc.,
           9.25%, 4/1/06         1,563.8
 1,000,000 Primedia Inc.,
           7.63%, 4/1/08           985.0
 1,000,000 Regal Cinemas,
           8.88%, 12/15/10         957.5
 1,000,000 SFX
           Entertainment
           Inc.,
           9.13%, 12/1/08        1,027.5
 1,500,000 Sinclair
           Broadcasting,
           9.00%, 7/15/07        1,522.5
 1,000,000 Young
           Broadcasting,
           8.75%, 6/15/07        1,025.0
                               ---------
           Multimedia           20,439.5

 Telecommunications (15.1%)
 1,000,000 Call-Net,
           8.00%, 8/15/08          972.5
 1,000,000 Clearnet
           Communications,
           0.00%, 12/15/00         937.5
 1,500,000 Comcast
           Cellular,
           9.50%, 5/1/07         1,702.5
 1,000,000 Flag Limited,
           8.25%,
           1/30/08(b)              987.5
 1,500,000 GST USA Inc.,
           0.00%, 12/15/05       1,290.0

                       See notes to financial statements.

58  Payden & Rygel Investment Group

High Income Fund
 Schedule of Portfolio Investments (Continued)
--------------------------------------------------------------------------------
April 30, 1999

 Principal     Security
 or Shares    Description       Value (000)
 --------- ----------------     -----------
 2,000,000 Intermedia
           Communications,
           8.60%, 6/1/08        $  1,995.0
   500,000 Iridium
           LLC/Capital
           Corp., 13.00%,
           7/15/05                   250.0
 1,500,000 IXC
           Communications
           Inc., 9.00%,
           4/15/08                 1,537.5
 1,500,000 Level 3
           Communications,
           9.13%, 5/1/08           1,530.0
 2,000,000 Mcleodusa Inc.,
           9.25%, 7/15/07          2,090.0
 1,500,000 Nextel
           Communications,
           0.00%, 2/15/07          1,147.5
 1,000,000 Nextlink
           Communications,
           9.00%, 3/15/08            995.0
   500,000 Nextlink
           Communications,
           9.00%, 3/15/08            325.0
 1,500,000 Orange,
           8.00%, 8/1/08           1,537.5
 1,500,000 RSL
           Communications,
           9.13%, 3/1/08           1,470.0
                                ----------
           Telecommunications     18,767.5

 Transportation (1.3%)
 1,650,000 Northwest
           Airlines
           Corporation,
           8.38%, 3/15/04          1,610.8
                                ----------
           Corporate Bonds       104,901.3
                                ----------
 Total (Cost -
   $114,828.7)(a) (92.6%)       $114,633.5
                                ==========

Percentages indicated are based on net assets of $123,767,394.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

      Unrealized appreciation      $ 1,472,230
      Unrealized depreciation       (1,667,431)
                                   -----------
      Net unrealized depreciation  $  (195,201)
                                   ===========

(b) Security exempt from registration under Rule 144(b) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
                       See notes to financial statements.

                                                         Semi-Annual Report   59

Bunker Hill Money Market Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

                                Amortized
 Principal      Security          Cost
 or Shares     Description        (000)
 --------- ------------------   ---------
 Asset Backed Securities
  (5.8%)
 1,500,000 WFS 99A-AL,          $ 1,500.0
           5.01%, 2/20/00
 Mortgage Backed Securities
  (4.3%)
 1,096,658 FNMA 124584,           1,099.8
           7.00%, 11/01/99
 Commercial Paper (80.1%)
 Basic Materials (5.8%)
 1,500,000 Dupont (E.I.) CP,      1,498.2
           4.84%, 5/10/99
 Consumer Non-Cyclicals
  (11.6%)
 1,500,000 Coca Cola,             1,499.6
           4.83%, 5/03/99
 1,500,000 Procter & Gamble       1,494.8
           CP,
           4.82%, 5/27/99
                                ---------
           Consumer Non-
           Cyclicals              2,994.4
 Diversified Operations (3.9%)
 1,000,000 GECC CP,               1,000.0
           4.82%, 5/05/99
 Energy (11.6%)
 1,500,000 Chevron USA CP,        1,500.0
           4.83%, 5/28/99
 1,500,000 Shell Oil CP,          1,497.4
           4.80%, 5/14/99
                                ---------
           Energy                 2,997.4
 Financials (29.0%)
 1,000,000 Associates             1,005.2
           Corporate Note,
           6.68%, 9/17/99

                                Amortized
 Principal      Security          Cost
 or Shares     Description        (000)
 --------- ------------------   ---------
 1,000,000 CIT Group            $ 1,002.3
           Holdings,
           6.10%, 8/09/99
 3,000,000 Credit Suisse          2,995.6
           First Boston,
           4.82%, 5/12/99
 1,000,000 Toronto Dominion,      1,000.8
           5.64%, 7/14/99
 1,500,000 Xerox Credit CP,       1,497.4
           4.82%, 5/14/99
                                ---------
           Financials             7,501.3
 Transportation (11.6%)
 1,500,000 Ford Motor Credit      1,500.0
           CP,
           4.87%, 5/07/99
           GMAC CP,
 1,500,000 4.84%, 5/28/99         1,500.0
                                ---------
           Transportation         3,000.0
 Utilities (6.8%)
           Natural Rural
           Utilities,
 1,750,000 4.85%, 5/03/99         1,749.5
                                ---------
           Commercial Paper      20,740.8
                                ---------
 Investment Companies (9.3%)
           Dreyfus Treasury,
 2,419,262 4.61%, 5/03/99         2,419.3
                                ---------
 Total (Cost - $25,759.9)
  (99.5%)                       $25,759.9
                                =========

Percentages indicated are based on net assets of $25,899,425.

                       See notes to financial statements.

60  Payden & Rygel Investment Group

Short Duration Tax Exempt Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 General Obligations (43.4%)
   550,000 Conroe, TX Indt.
           School Dist.,
           (PSFG) , 4.00%,
           2/15/00             $   553.0
 1,000,000 Dade County, FL
           (FGIC),
           12.00%, 10/01/01      1,191.3
   500,000 Denver, CO
           City/Co., 6.38%,
           8/01/03, pre-
           refunded 8/01/01        534.4
   700,000 District of
           Columbia (MBIA),
           6.60%, 6/1/03(b)        733.4
   300,000 District of
           Columbia (MBIA),
           6.60%, 6/1/03,
           pre-refunded
           6/1/00(b)               316.1
   500,000 Howard County,
           MD, 4.70%,
           08/15/00                508.1
 1,000,000 Lewisville, TX
           Indt. School
           Dist. (PSFG),
           6.25%, 8/15/04        1,066.3
   500,000 Memphis, TN
           General
           Obligation,
           5.00%, 10/01/06         527.5
   105,000 New York City,
           NY, 6.00%,
           Escrowed to
           Maturity 8/1/00         108.4
   395,000 New York City,
           NY, 6.00%,
           8/1/00                  406.4
   500,000 Pennsylvania
           State, 5.125%,
           9/15/02                 522.5
   500,000 Snohomish Co.,
           WA School Dist.
           002 (MBIA),
           7.00%, 12/01/01         540.6
                               ---------
           General
           Obligations           7,008.0

 Revenue (50.0%)
 Airport (9.2%)
 1,000,000 Denver, CO
           City/Co. Airport
           (MBIA), 4.80%,
           11/15/00              1,017.5
   415,000 Denver, CO
           City/Co.
           Airport, 7.75%,
           11/15/21, pre-
           refunded
           11/15/01                462.2
                               ---------
           Airport               1,479.7

 Education (3.1%)
   500,000 Youngstown, OH
           City School
           Dist. (AMBAC),
           5.00%, 6/15/00          508.1

 Electric & Gas (3.1%)
   500,000 Amer. Pub.
           Energy, NE Gas
           Supply (AMBAC),
           4.25%, 6/01/01          505.0

 Health Care (13.7%)
   500,000 MA State Health
           & Ed. Fac.
           Auth., Ptrs. HC,
           5.00%, 7/01/01          513.1
 1,000,000 NY State
           Dormitory-Mental
           Health Svcs.,
           6.00%, 2/15/03        1,070.0
   615,000 Phila., PA Hosp.
           & Higher Ed.-
           Temple Univ.,
           5.00%, 11/15/00         623.5
                               ---------
           Health Care           2,206.6

 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 Resource Recovery (6.2%)
 1,000,000 MA State Indust.
           Finance Agency,
           Ogden Haverhill,
           4.20%, 12/1/99      $ 1,003.1

 Transportation (6.2%)
 1,000,000 Pocahontas
           Parkway Assoc.,
           VA, 5.00%,
           8/15/05               1,009.9

 Water & Sewer (8.5%)
   200,000 Houston, TX
           Water and Sewer
           System (MBIA),
           5.25%, 12/1/00          205.5
   600,000 Louisville, KY
           Waterworks,
           5.75%, 11/15/13         628.5
   500,000 OH State Water
           Development
           (AMBAC), 6.00%,
           12/01/08                540.0
                               ---------
           Water & Sewer         1,374.0
                               ---------
           Revenue               8,086.4

 Cash Equivalents (8.1%)
   300,000 Gulf Coast, TX
           Waste Disposal
           Authority,
           4.10%, 10/01/17         300.0
   500,000 Maricopa Cnty AZ
           IDR, 4.25%,
           12/01/08                500.0
   500,000 North Central TX
           Health (MBIA),
           4.25%, 10/01/15         500.0
                               ---------
           Cash Equivalents      1,300.0
                               ---------
 Total (Cost - $16,262.2)(a)
  (101.5%)                     $16,394.4
                               =========

AMBAC: Ambac Assurance Corporation
FGIC: Financial Guaranty Insurance Company
MBIA: MBIA Insurance Corp.
PSFG: Permanent School Fund Guarantee

Percentages indicated are based on net assets of $16,177,061.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $144,982
   Unrealized depreciation       (12,791)
                                --------
   Net unrealized appreciation  $132,191
                                ========

(b) All or a portion of the security is held by the custodian in a segregated account.

                       See notes to financial statements.

                                                         Semi-Annual Report   61

Tax Exempt Bond Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999


 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 General Obligations (28.2%)
 Limited (1.7%)
 1,000,000 Port of Seattle,
           WA,
           5.25%, 5/1/03       $ 1,047.5

 Unlimited (26.5%)
 1,500,000 Charleston
           County, SC,
           5.75%, 6/1/08         1,629.4
   700,000 Clark Co., NV
           School Dist.
           (MBIA),
           5.88%, 6/15/13,
           pre-ref. 6/15/05        774.4
 1,750,000 District of
           Columbia (MBIA),
           5.75%, 6/1/10         1,916.2
 1,000,000 FL Dept. of
           Transportation-
           Right of Way,
           6.00%, 7/1/07         1,118.8
 1,000,000 Fort Worth, TX,
           Indt. School
           Dist. (PSFG),
           0.00%, 2/15/06          746.2
   995,000 Honolulu, HI,
           City & County,
           5.00%, 10/01/02       1,032.3
     5,000 Honolulu, HI,
           City & County,
           Escrowed to
           Maturity,
           5.00%, 10/01/02           5.2
 1,600,000 Jersey City, NJ,
           6.25%, 10/1/10        1,836.0
 1,200,000 Kingsport, TN
           Public
           Improvements,
           5.60%, 9/1/03         1,293.0
   500,000 Lake Orion, MI
           Comm. School
           Dist. (AMBAC),
           5.80%, 5/1/15           540.6
 1,000,000 Mississippi
           State,
           5.80%, 6/1/09         1,072.5
 1,250,000 Pennsylvania
           State (MBIA),
           5.20%, 6/15/04        1,323.4
 1,000,000 Texas Public
           Finance
           Authority,
           5.38%, 10/1/03        1,061.3
 1,000,000 Virginia State,
           6.10%, 6/1/06         1,092.5
 1,000,000 Washington
           State,
           5.25%, 9/1/05         1,062.5
                               ---------
           Unlimited            16,504.3
                               ---------
           General
           Obligations          17,551.8

 Revenue (69.1%)
 Airport (6.3%)
   700,000 Dade County, FL
           Aviation-Miami
           Int'l.(FSA),
           5.75%, 10/1/05          763.0
 1,000,000 Los Angeles, CA,
           Department of
           Airports (FGIC),
           5.50%, 5/15/07        1,073.8
 2,000,000 Philadelphia, PA
           Auth. For
           Indust. Develop.
           (FGIC),
           5.00%, 7/1/08         2,077.5
                               ---------
           Airport               3,914.3


 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 Education (14.8%)
 1,000,000 Avon, IN Comm.
           School Bldg.
           Corp.(AMBAC),
           5.25%, 1/1/22       $1,005.0
 1,600,000 Georgetown
           University, DC
           (MBIA),
           6.00%, 4/1/05(b)     1,756.0
 1,250,000 NY State Dorm
           Auth. (AMBAC),
           6.125%, 7/1/07,
           pre-ref.
           7/1/04(b)            1,401.6
 2,810,000 Univ. of Texas
           Permanent Univ.
           Fund,
           5.90%, 7/1/02(b)     2,989.1
 1,950,000 University of
           Toledo, OH,
           5.75%, 12/01/08      2,088.9
                               --------
           Education            9,240.6

 Electric & Gas (4.8%)
   300,000 City of
           Knoxville, TN
           Gas System,
           4.85%, 3/1/06          305.3
   575,000 Indiana
           Municipal Power
           Agency (MBIA),
           5.13%, 1/1/01          588.7
 1,000,000 Long Island
           Power Authority
           (AMBAC),
           5.50%, 12/1/06       1,085.0
 1,000,000 MA Municipal
           Wholesale
           Electric Co.,
           6.38%, 7/1/01        1,048.8
                               --------
           Electric & Gas       3,027.8

 Health Care (1.2%)
   800,000 CA Health
           Facilities Rev.,
           Kaiser
           Permanente,
           5.00%, 10/1/18         764.0

 Housing (4.0%)
   450,000 CA Housing
           Finance Agency
           (MBIA),
           5.20%, 8/1/26          458.4
   840,000 ID Housing and
           Finance Assoc.,
           5.20%, 7/1/27(b)       852.6
 1,000,000 Virginia State
           Housing Dev.
           Authority,
           6.30%, 7/1/11(b)     1,045.0
   170,000 Wisconsin
           Housing &
           Economic Dev.,
           5.30%, 11/1/05         176.6
                               --------
           Housing              2,532.6

 Industrial Development
  (3.5%)
 2,000,000 NY Environ.
           Facilities Corp.
           (MBIA),
           5.50%,
           6/15/09(b)           2,160.0

 Resource Recovery (1.8%)
 1,115,000 MA State Indust.
           Finance Agency,
           Ogden Haverhill,
           4.20%, 12/1/99       1,118.4

 Sales Tax (1.8%)
 1,000,000 MA State Grant
           Anticipation
           Notes (MBIA),
           5.50%, 6/15/06       1,080.0

62  Payden & Rygel Investment Group


 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 Special Revenue (4.2%)
 1,380,000 Amer. Assn. Adv.
           Science, DC
           (AMBAC),
           6.00%, 1/01/08      $ 1,540.4
 1,000,000 Convention Ctr.
           Auth., RI
           (MBIA),
           6.40%, 5/15/05,
           pre-ref. 5/15/01      1,072.5
                               ---------
           Special Revenue       2,612.9

 Student Loan (3.2%)
 1,000,000 IL Student Loan
           Assistance
           Commission,
           3.75%, 9/01/02          996.3
 1,000,000 MA Educational
           Financing
           Authority
           (MBIA),
           4.55%, 12/1/06        1,007.5
                               ---------
           Student Loan          2,003.8

 Transportation (17.3%)
 1,025,000 Arapahoe Co.,
           CO, E-470,
           6.90%, 8/31/15,
           pre-refunded
           8/31/05               1,212.1
 1,500,000 Arapahoe Co.,
           CO, E-470,
           6.95%, 8/31/20,
           pre-refunded
           8/31/05               1,777.5
 1,000,000 MA Bay
           Transportation
           Authority,
           5.60%, 3/1/08         1,092.5
 1,500,000 NY Metro.
           Transportation
           Authority
           (MBIA),
           5.00%, 7/1/12         1,535.6
 2,500,000 Pocahontas
           Parkway Assoc.,
           VA, 5.25%,
           8/15/07(b)            2,543.8
 1,465,000 Port Authority
           NY & NJ,
           5.80%, 12/1/12        1,573.0
 1,000,000 Southeastern
           Pennsylvania
           Trans. Auth.
           (FGIC),
           5.25%, 3/01/15        1,033.7
                               ---------
           Transportation       10,768.2

 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 Water & Sewer (6.2%)
 2,000,000 District of
           Columbia Water &
           Sewer Auth.
           (FSA),
           5.50%,
           10/1/17(b)          $ 2,135.0
   600,000 Louisville, KY
           Waterworks,
           5.75%, 11/15/13         628.5
 1,000,000 Ohio State Water
           Development
           Auth., (AMBAC)
           5.70%, 6/1/09         1,083.7
                               ---------
           Water & Sewer         3,847.2
                               ---------
           Revenue              43,069.8

 Cash Equivalents (1.1%)
   400,000 Delta Co., MI
           Economic
           Development
           Corp.,
           4.25%, 12/01/23         400.0
   300,000 Sublette Co., WY
           Pollution
           Control Revenue,
           4.35%, 7/01/17          300.0
                               ---------
           Cash Equivalents        700.0
                               ---------
 Total (Cost - $59,536.8)(a)
  (98.4%)                      $61,321.6
                               =========

AMBAC: AMBAC Indemnity Corporation
FGIC: Financial Guaranty Insurance Company
FSA: Financial Security Assurance Inc.
MBIA: MBIA Insurance Corp.
PSFG: Permanent School Fund Guarantee

Percentages indicated are based on net assets of $62,304,519.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

   Unrealized appreciation      $1,863,202
   Unrealized depreciation         (78,402)
                                ----------
   Net unrealized appreciation  $1,784,800
                                ==========

(b) All or a portion of the security is held by the custodian in a segregated account as collateral.

                       See notes to financial statements.

                                                         Semi-Annual Report   63

California Municipal Income Fund
 Schedule of Portfolio Investments
--------------------------------------------------------------------------------
April 30, 1999

 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 General Obligations (12.9%)
 Unlimited
 1,000,000 California
           State,
           5.50%, 2/01/10      $1,092.5
 1,000,000 Commonwealth of
           Puerto Rico,
           5.25%, 7/1/12(b)     1,058.7
   200,000 Escondido, CA
           High School
           Dist. (MBIA),          224.7
           5.95%, 11/1/08
   400,000 Los Angeles City
           Gen. Obl.
           (FGIC),
           5.25%, 9/1/09          431.0
   550,000 Los Angeles City
           Gen. Obl.
           (FGIC),
           5.25%, 9/1/10          591.3
   200,000 Mountain View,
           Los Altos
           Unified H.S.
           Dist.,
           5.00%, 5/1/05          211.3
                               --------
           General
           Obligations          3,609.5

 Revenue (58.0%)
 Airport (5.3%)
   200,000 Los Angeles
           Dept. of
           Airports (FGIC),
           5.50%, 5/15/07         214.7
 1,000,000 S.F. City/Co.
           Airport (AMBAC),
           6.50%,
           5/01/13(b)           1,091.3
   175,000 S.F. City/Co.
           Airport (MBIA),
           5.00%, 5/1/07          185.3
                               --------
           Airport              1,491.3

 Education (6.5%)
 1,000,000 California Ed.
           Facilities,
           Stanford Univ.,      1,072.5
           5.25%, 12/01/13
   700,000 Univ. of Calif.
           (MBIA),
           6.38%, 9/1/19,
           Pre-refunded
           9/1/02                 774.4
                               --------
           Education            1,846.9

 Electric & Gas (12.4%)
   500,000 Los Angeles
           Dept. of Water &
           Power,
           6.00%,
           8/15/32(b)             537.5
   300,000 Northern Calif.
           Power Agency
           (AMBAC),
           5.25%, 8/01/14         313.9
   155,000 Northern Calif.
           Power Agency
           (MBIA),
           5.60%, 7/1/06          169.5
 1,000,000 Puerto Rico
           Elec. Power
           Auth. (MBIA),
           5.50%, 7/1/08        1,095.0
 1,075,000 Puerto Rico
           Elec. Power
           Auth., 6.80%,
           7/02/00              1,096.1

 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
   220,000 So. Calif.
           Public Power
           Auth. (AMBAC),
           6.00%, 7/1/07       $  249.2
                               -------
           Electric & Gas       3,461.2

 Health Care (6.1%)
   200,000 CA Health
           Facilities,
           Kaiser
           Permanente,
           5.00%, 10/1/18         191.0
   150,000 CA Health
           Facilities,
           Sisters of Prov.
           5.50%, 10/1/06         161.2
   400,000 CA Health
           Facilities,
           Sutter Health
           (MBIA),
           5.00%, 8/15/18         398.0
 1,000,000 CA Statewide
           Community,
           Internext Group,
           5.38%, 4/01/17         990.0
                               -------
           Health Care          1,740.2

 Lease (13.0%)
 1,000,000 Beverly Hills
           Pub. Finance
           Auth. (MBIA),
           5.125%, 6/01/18      1,015.0
   400,000 Contra, Costa
           Co. Public
           Finance (MBIA),
           5.25%, 6/01/14         420.0
   300,000 L.A. Co. Capital
           Asset Leasing
           Corp.,
           4.00%, 6/1/00          301.4
   400,000 Mountain View
           Cap. Improv.
           Fing. (MBIA),
           6.50%,
           8/01/16(b)             430.5
   400,000 Orange Co., CA
           Cert. of Part.
           (AMBAC)
           6.38%,
           6/01/11(b)             434.5
   500,000 San Diego Co.
           Certificate of
           Participation,
           5.50%, 2/1/13          507.5
   500,000 San Mateo Co.
           Joint Powers
           Auth. (FSA),
           5.00%, 7/15/11         521.9
                               -------
           Lease                3,630.8

 Special Revenue (7.4%)
 1,055,000 Marin County
           Emergency Radio
           (AMBAC),
           5.00%,
           8/15/14(b)           1,080.1
 1,000,000 Santa Clara Ins.
           Funding,
           3.65%, 4/01/12,
           Mandatory Put
           4/1/02               1,001.2
                               -------
           Special Revenue      2,081.3

 Transportation (1.5%)
   400,000 Alameda Corridor
           Trans. Auth.
           (MBIA),
           5.13%,
           10/01/16(b)            410.5

64  Payden & Rygel Investment Group

 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 Water & Sewer (5.8%)
 1,000,000 California State
           Dept. of Water,
           5.00%, 12/01/22     $  983.8
   200,000 East Bay
           Municipal
           Utility District
           (MBIA), 5.00%,
           6/1/05                 211.2
   400,000 Los Angeles
           Wastewater
           System (FGIC),
           5.00%, 6/01/10         419.5
                               --------
           Water & Sewer        1,614.5
                               --------
           Revenue             16,276.7

 Sales Tax (4.3%)
 1,000,000 L.A. Co. Metro.
           Trans. Authority
           (FSA),
           5.25%, 7/01/07       1,076.2
   125,000 San Diego Co.
           Regional Trans.
           Comm. (FGIC),
           5.25%, 4/1/06          134.1
                               --------
           Sales Tax            1,210.3

 Special Tax (16.4%)
   400,000 Inglewood Redev.
           Agency (AMBAC),
           5.25%, 5/1/16          421.0
 1,000,000 Irvine Pub.
           Facilities &
           Infrast.
           (AMBAC),
           3.55%, 9/02/03         993.7
 1,100,000 Orange Co., CA
           Teeter Plan
           (AMBAC),
           6.25%, 11/1/14       1,145.4
   830,000 Paramount Redev.
           Agency, 7.35%,
           8/01/21, pre-
           ref. 8/01/01(b)        915.1
   910,000 San Diego Public
           Fac. Finan.
           Auth. (AMBAC),
           3.50%, 9/02/01         911.1
   200,000 San Jose Redev.
           Agency Tax
           Alloc. (AMBAC),
           4.75%, 8/1/03          208.3
                               --------
           Special Tax          4,594.6


 Principal     Security
 or Shares    Description     Value (000)
 --------- ----------------   -----------
 Cash Equivalents (6.8%)
   500,000 CA Health
           Facilities,
           Sutter Health
           (FSA),
           4.20%, 7/01/22      $   500.0
 1,000,000 CA Pollution
           Control Fing.,
           Pac. Gas &
           Elec.,
           4.10%, 11/01/26       1,000.0
   400,000 Orange County
           Water District,
           4.10%, 08/15/15         400.0
                               ---------
           Cash Equivalents      1,900.0
                               ---------
 Total (Cost - $27,679.3)(a)
  (98.4%)                      $27,591.1
                               =========

AMBAC: AMBAC Indemnity Corporation
FGIC: Financial Guaranty Insurance Company
FSA: Financial Security Assurance Inc.
MBIA: MBIA Insurance Corp.
PSF: Permanent School Fund

Percentages indicated are based on net assets of $28,039,779.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

       Unrealized appreciation      $  17,210
       Unrealized depreciation       (105,391)
                                    ---------
       Net unrealized depreciation  $ (88,181)
                                    =========

(b) All or a portion of the security is held by the custodian in a segregated account as collateral.

                       See notes to financial statements.

                                                         Semi-Annual Report   65

                      (This page intentionally left blank)




66  Payden & Rygel Investment Group

 Notes to Financial Statements
--------------------------------------------------------------------------------
April 30, 1999

1. Organization

Each of the Payden & Rygel Limited Maturity Fund, Payden & Rygel Short Bond Fund, Payden & Rygel U.S. Government Fund, Payden & Rygel Investment Quality Bond Fund, Payden & Rygel Total Return Fund, Payden & Rygel High Income Fund, Bunker Hill Money Market Fund, Payden & Rygel Short Duration Tax Exempt Fund, Payden & Rygel Tax Exempt Bond Fund, Payden & Rygel California Municipal Income Fund, Payden & Rygel Growth & Income Fund, Payden & Rygel Market Return Fund, Payden & Rygel Small Cap Value Stock Fund, Payden & Rygel Small Cap Growth Stock Fund, Payden & Rygel Global Short Bond Fund, Payden & Rygel Global Fixed Income Fund, Payden & Rygel Emerging Markets Bond Fund, Payden & Rygel Global Balanced Fund, Payden & Rygel European Growth & Income Fund, Payden & Rygel International Equity Fund, and Payden & Rygel EuroDirect Fund (the "Funds") is a series of The Payden & Rygel Investment Group (the "Group"). The Group is a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each of the Funds, other than the High Income, Bunker Hill Money Market and International Equity Funds, has been classified as non-diversified. As provided in the 1940 Act, a diversified fund has, with respect to at least 75% of its total assets, no more than 5% of its total assets invested in the securities of one issuer, plus cash, Government securities, and securities of other investment companies.

The Limited Maturity Fund seeks a total return that, over time, is greater than money market funds and is consistent with the preservation of capital, and each of the Short Bond, U.S. Government, Investment Quality Bond and Total Return Funds seeks a high level of total return consistent with preservation of capital. In order to achieve these objectives, each of these Funds invests primarily in debt obligations.

Each of the Limited Maturity, Short Bond and Investment Quality Bond Funds invests in a wide variety of investment grade debt securities payable primarily in U.S. dollars, including (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments and supranational organizations, (2) debt securities and commercial paper issued by U.S. and foreign companies, and (3) U.S. and foreign mortgage-backed and asset-backed bonds.

The U.S. Government Fund invests in U.S. Government Obligations, i.e., U.S. Treasury bonds, notes and bills and other bonds and obligations issued or guaranteed by the U.S. Government, U.S. Government-sponsored enterprises, or Federal agencies.

                                                         Semi-Annual Report   67

--------------------------------------------------------------------------------
April 30, 1999

The Total Return Fund invests in a wide variety of debt instruments and income-producing securities, payable in both U.S. dollars and foreign currencies, including (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments and supranational organizations, (2) debt securities and commercial paper issued by U.S. and foreign companies, (3) U.S. and foreign mortgage-backed and asset-backed bonds, (4) dividend-paying convertible stock, and (5) convertible bonds and preferred stock. The Fund generally invests in investment grade debt securities, but may invest up to 25% of its assets in below investment grade debt securities. Securities rated below investment grade are speculative and subject to greater market fluctuations and greater risk of loss of principal and income than higher rated bonds.

The High Income Fund seeks high current income while providing for capital appreciation by investing in a diversified portfolio of higher yielding, below investment grade bonds. The Fund invests at least 65% of its assets in below investment grade bonds and up to 20% of its assets in convertible bonds, preferred stocks, or bonds of issuers from "emerging market" countries.

The Bunker Hill Money Market Fund seeks to provide investors with liquidity, a stable share price, and as high a level of current income as is consistent with the preservation of principal and liquidity. The Fund invests only in high-quality corporate, bank and government debt securities, and these debt securities are rated only in the highest category for short-term securities by at least two nationally recognized rating services or, if unrated, must be determined by Payden & Rygel (the "Adviser") to be of comparable quality. The Fund must limit its investments to securities with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less.

Each of the Short Duration Tax Exempt, Tax Exempt Bond and California Municipal Income Funds seeks to earn federal tax-free income, consistent with preservation of capital. Each of the Funds invests at least 80% of its assets in debt obligations which pay interest income exempt from federal income tax. In addition, the California Municipal Income Fund seeks to earn income that is exempt for California state income tax, and invests at least 65% of its assets in debt obligations which pay interest income exempt from California personal income tax. Each of the Funds may invest up to 25% of its assets in below investment grade securities.

The Growth & Income Fund seeks to provide growth of capital and some current income. To achieve these objectives the Growth & Income Fund normally invests approximately half of its assets in the ten stocks in the Dow Jones Industrial Average with the highest dividend yields. This strategy is commonly referred to as investing in the "dogs of the

68  Payden & Rygel Investment Group

Dow." The remaining assets are invested in equity-based derivative instruments intended to replicate the total return of the Standard & Poor's 500 Stock Index ("S&P 500" Index), normally Standard & Poor's Depository Receipts, and equity index mutual funds.

The Market Return Fund seeks a total return in excess of the S&P 500 Index. To achieve this objective, the Market Return Fund divides the investment of its assets between a portfolio of debt and other income-producing securities and a portfolio of equity-based derivative instruments, such as stock index futures contracts and equity swap contracts.

The Small Cap Value Stock Fund (formerly called the Value Stock Fund) seeks long-term capital appreciation by investing in stocks with a value discipline. Companies selected for investment exhibit one or more of the following criteria: (a) a share price which is low relative to the growth rate of the company's cash flow and/or the growth rate of its sales; (b) a demonstrated ability to generate free cash flow internally; and (c) a positive catalyst, e.g., a new product, management change, or successful implementation of a business plan.

The Small Cap Growth Stock Fund (formerly called the Growth Stock Fund) seeks long-term capital appreciation by investing in stocks with a growth discipline. Companies selected for investment exhibit one or more of the following criteria: (a) the potential of sustainable levels of profitability greater than their current levels, based on factors such as industry profit levels and competitiveness and the company's competitive advantages; (b) the potential to achieve above average returns on equity through the efficient use of assets and adequate margins; and (c) above average growth in earnings before interest and taxes.

Each of the Global Short Bond and Global Fixed Income Funds seeks a high level of total return consistent with preservation of capital. Each of the Funds invests in a wide variety of investment grade debt securities payable in U.S. dollars and foreign currencies, including (1) debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments and supranational organizations, (2) debt securities and commercial paper issued by U.S. and foreign companies, and (3) U.S. and foreign mortgage-backed and asset-backed bonds.

The Emerging Markets Bond Fund seeks a high level of total return. The Fund invests at least 75% of its assets in debt securities issued by governments, agencies and instrumentalities of emerging market countries, and corporations organized or headquartered in emerging market countries. Substantially all of these securities are rated below investment grade.

                                                         Semi-Annual Report   69

--------------------------------------------------------------------------------
April 30, 1999

The Global Balanced Fund seeks long-term capital appreciation. The Fund divides the investment of its assets between a common stock portfolio and a debt securities portfolio. The investment process includes allocation decisions between debt securities and common stocks, between U.S. issuers and foreign issuers, between issuers in Japan and issuers in other foreign countries and between securities payable in U.S. dollars and in foreign currencies.

As indicated below in Note 6, Fund Termination, the International Equity Fund is scheduled to close on June 30, 1999.

The European Growth & Income Fund seeks capital appreciation and some current income. The Fund invests primarily in common stocks of approximately 60 issuers organized or headquartered in European countries with developed capital markets. These issuers have the lowest "peg ratios" of the common stocks with the largest market capitalizations in Europe. A company's "peg ratio" is the ratio of the company's current price/earnings ratio as compared to the latest published long-term earnings per share growth forecast for the company.

The EuroDirect Fund seeks long term capital appreciation. The Fund divides the investment of its assets between an equity portfolio and a debt securities portfolio of companies primarily located in European countries with developed capital markets, and the securities may be payable in U.S. dollars and in foreign currencies. The investment approach is analogous to that employed by the Global Balanced Fund.

There can, however, be no assurance that any of the Funds' investment objectives will be achieved.

The Group is authorized to issue an unlimited number of shares, which are units of beneficial interest. Each of the Funds offers Class R shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the
Funds:

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued on the basis of quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market

70  Payden & Rygel Investment Group
data. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Securities which may have a bid-ask spread greater than ten (10) basis points may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities the prices of which are more readily obtainable and the risk of which is comparable to the securities being valued. Debt securities with remaining maturities of sixty days or less are valued on an amortized cost basis unless the Adviser determines that such basis does not represent fair value. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market. The differences between cost and market of investments are reflected as either unrealized appreciation or depreciation.

Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale prices or, if there have been no sales during the day, at the last bid prices. Securities traded only on the over-the-counter market are valued at the latest bid prices. Foreign equity securities are valued based upon the last sale prices on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid prices. Money market investments are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal income tax regulations. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Total Return, High Income, Market Return, Global Short Bond, Global Fixed Income, Emerging Markets Bond, Global Balanced, European Growth & Income, International Equity and EuroDirect Funds may purchase securities that are payable in foreign currencies. For each of these Funds, investment securities, other assets and liabilities denominated in a foreign

                                                         Semi-Annual Report   71

--------------------------------------------------------------------------------
April 30, 1999

currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the dates of the transactions.

Each of these Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of interest or expenses recorded on each of these Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund's policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement.

Options Transactions

When any of the Funds (except the Bunker Hill Money Market Fund, which does not invest in option transactions) writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

72  Payden & Rygel Investment Group

When any of the Funds (except Bunker Hill Money Market Fund, which does not invest in option transactions) purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

Futures Contracts

Each Fund (except the Bunker Hill Money Market Fund) may purchase or sell futures contracts and options on futures contracts, which provide for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Each of the Total Return, High Income, Growth & Income, Market Return, Small Cap Value Stock, Small Cap Growth Stock, Global Balanced, European Growth & Income, International Equity and EuroDirect Funds may invest in stock index futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last

                                                         Semi-Annual Report   73

--------------------------------------------------------------------------------
April 30, 1999

trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures, as discussed above, apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Equity Swap Contracts

Each of the Total Return, Growth & Income, Market Return, Global Balanced and International Equity Funds may enter into equity swap transactions, which involve an agreement between the Fund and another party to exchange payments calculated as if they were interest on a fictitious ("notional") principal amount. A Fund will typically pay a floating rate of interest and receive the total return of a specified equity index. A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amounts of the two payment streams. The net amount of the excess or deficiency, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and is recorded as an unrealized gain or loss by that Fund.

These Funds invest in swap transactions to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the swap position may correlate imperfectly with the markets or the asset or liability being hedged.

Forward Currency Contracts

Each of the Total Return, High Income, Market Return, Global Short Bond, Global Fixed Income, Emerging Markets Bond, Global Balanced, European Growth & Income, International Equity and EuroDirect Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These eight Funds enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

74  Payden & Rygel Investment Group

TBA Sale Commitments

Each Fund may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underling securities, generally according to the procedures described under "Securities Valuation" above. The contact is "marked-to-market" daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Delayed Delivery Transactions

Each Fund may purchase securities on a when issued or delayed delivery basis and sell securities on a delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) the Emerging Markets Bond, Global Balanced, International Equity, European Growth & Income, Growth & Income and High Income Funds which are declared and paid quarterly, (ii) the EuroDirect, Small Cap Value Stock and Small Cap Growth Stock Funds which are declared and paid semi-annually, and (iii) the Bunker Hill Money Market Fund which accrued daily and declared and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

                                                         Semi-Annual Report   75

--------------------------------------------------------------------------------
April 30, 1999

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the "Code"), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes.

Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements. Return of capital distributions and net investment losses for tax purposes are reclassified to paid in capital.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Other

Shared expenses incurred by the Group are allocated among the series of the Group on the basis of relative net assets. Series-specific expenses are charged to each series as incurred. Fund expenses not specific to any class are allocated between the classes based upon net assets of each class. Class-specific expenses are charged to each Class as incurred.

76  Payden & Rygel Investment Group

3. Purchases and Sales of Investments

Purchases and sales of investments (excluding short-term investments and long-term U.S. Government securities) for the period ended April 30, 1999, were as follows:

                                                        Purchases      Sales
                                                       ------------ ------------
Global Short Bond Fund................................ $259,175,048 $223,535,601
Global Fixed Income Fund..............................  354,175,722  316,136,413
Emerging Markets Bond Fund............................   17,659,269   10,605,111
Global Balanced Fund..................................    2,149,968    2,258,935
International Equity Fund.............................    1,762,406   16,610,339
European Growth & Income Fund.........................   29,992,339   36,263,155
Growth & Income Fund..................................   13,893,614   11,642,437
Market Return Fund....................................   30,838,359    5,606,506
Small Cap Value Stock Fund............................    2,121,966    3,935,260
Small Cap Growth Stock Fund...........................      432,350      605,687
Limited Maturity Fund.................................   10,102,600   21,760,944
Short Bond Fund.......................................   79,433,432   82,145,023
U.S. Government Fund..................................  139,853,359  137,869,922
Investment Quality Bond Fund..........................  443,940,809  418,677,467
Total Return Fund.....................................  231,029,101  238,715,574
High Income Fund......................................   58,454,790   28,555,961
Short Duration Tax Exempt Fund........................    6,614,956    7,549,109
Tax Exempt Bond Fund..................................   10,619,640   15,779,153
California Municipal Fund.............................   26,889,963    1,068,500

Purchases and sales of long-term U.S. Government securities for those Funds with activity for the period ended April 30, 1999, were as follows:

                                                       Purchases      Sales
                                                      ------------ ------------
Global Short Bond Fund............................... $ 27,340,234 $ 53,581,693
Global Fixed Income Fund.............................   56,728,281  134,502,219
Global Balanced Fund.................................      324,422      217,402
Market Return Fund...................................   10,407,656   11,540,289
Limited Maturity Fund................................   29,367,266   20,525,970
Short Bond Fund......................................  160,575,813  151,909,078
U.S. Government Fund.................................   68,790,121   66,239,106
Investment Quality Bond Fund.........................   37,061,953   18,415,762
Total Return Fund....................................   12,268,800    6,515,375

                                                         Semi-Annual Report   77

--------------------------------------------------------------------------------
April 30, 1999

The Investment Quality Bond Fund's activity in written options for the period ended April 30, 1999 was as follows:

                                                        Number of    Contracts
                                                        Contracts     Premium
                                                       ----------   -----------
Options outstanding at beginning of period............        800   $ 2,189,750
Options sold..........................................      1,200     2,736,625
Options canceled in closing transactions..............     (2,000)   (4,926,375)
Options expired prior to exercise.....................          0             0
                                                       ----------   -----------
Options outstanding at end of period..................          0   $         0

The Total Return Fund's activity in written options for the period ended April 30, 1999 was as follows:

                                                        Number of    Contracts
                                                        Contracts     Premium
                                                        ---------   -----------
Options outstanding at beginning of period.............       800   $ 2,189,750
Options sold...........................................       800     1,396,000
Options canceled in closing transactions...............    (1,600)   (3,585,750)
Options expired prior to exercise......................         0             0
                                                        ---------   -----------
Options outstanding at end of period...................         0   $         0

The Small Cap Value Stock Fund's activity in written options for the period ended April 30, 1999 was as follows:

                                                          Number of   Contracts
                                                          Contracts    Premium
                                                          ---------   ---------
Options outstanding at beginning of period...............         0   $      0
Options sold.............................................        50     13,600
Options canceled in closing transactions.................       (50)   (13,600)
Options expired prior to exercise........................         0          0
                                                          ---------   --------
Options outstanding at end of period.....................         0   $      0

None of the other Funds had activity in written options for the period ended April 30, 1999.

78  Payden & Rygel Investment Group

4. Unamortized Organization Costs

The organization costs incurred on behalf of the Funds listed below are being reimbursed to Payden & Rygel and are being amortized on a straight-line basis over a period not exceeding five years. The organization costs and the amounts reimbursed as of April 30, 1999 are as follows:

                                                        Cumulative   Amortized
                                                       Organization Organization
                                                          Costs       Expenses
                                                       ------------ ------------
Global Short Bond Fund................................   $ 2,047       $1,784
Global Balanced Fund..................................     4,063        3,236
International Equity Fund.............................     3,799        3,025
European Growth & Income Fund.........................     4,958        3,030
Growth & Income Fund..................................    11,447        9,514
Small Cap Value Stock Fund............................     6,641        2,947
Small Cap Growth Stock Fund...........................     6,641        2,947
Total Return Fund.....................................     3,255        2,593
High Income Fund......................................       625          277
Bunker Hill Money Market Fund.........................       848          492

5. Related Party Transactions

Payden & Rygel provides investment advisory services to the Funds. Under the terms of the investment advisory agreement Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for the Global Short Bond and Global Fixed Income Funds is 0.30% on net assets up to $2 billion, decreasing to 0.25% on net assets over $2 billion. The rate for the Short Duration Tax Exempt and Tax Exempt Bond Funds is 0.32% on net assets up to $500 million, 0.28% on the next $500 million, and 0.25% on net assets over $1 billion. The rate for the California Municipal Income Fund is 0.32% on net assets up to $1 billion and 0.25% on net assets over $1 billion. The rate for the U.S. Government, Limited Maturity, Short Bond, Investment Quality Bond, Market Return and Total Return Funds is 0.28% on net assets up to $1 billion, decreasing to 0.25% on net assets over $1 billion. The rate for the Global Balanced Fund is 0.50% on net assets up to $1 billion and 0.40% on net assets over $1 billion. The rate for the International Equity Fund is 0.60% on net assets up to $1 billion and 0.45% on net assets over $1 billion. The rate for the Growth & Income Fund is 0.50% on net assets up to $2 billion and 0.30% on net assets over $2 billion. The rate for the European Growth & Income Fund is 0.50% on net assets up to $2 billion and 0.40% on net assets over $2 billion. The rate for the Bunker Hill Money Market Fund is 0.15% on all net assets. The rate for the High Income Fund is 0.35% on all net assets. The rate for the Emerging Markets Bond Fund is 0.45% on all net assets. The rate for the EuroDirect Fund is 0.65% on net assets up to $1 billion and 0.55% on net

                                                         Semi-Annual Report   79

--------------------------------------------------------------------------------
April 30, 1999

assets over $1 billion. The rate for the Small Cap Value Stock Fund and Small Cap Growth Stock Fund is 0.60% on net assets up to $1 billion and 0.50% on net assets over $1 billion.

Payden & Rygel has voluntarily agreed to waive its fee for advisory services for each of the Emerging Markets Bond, EuroDirect and California Municipal income Funds through June 30, 1999. In addition, Payden & Rygel has agreed to guarantee that, for so long as it acts as investment adviser to a Fund, the total annual fund operating expenses of the Fund (including advisory fees, but excluding interest, taxes, portfolio transaction expenses, blue sky fees, 12b-1 plan fees and extraordinary expenses) will not exceed the percentage indicated below of that Fund's average daily net assets on an annualized basis. Finally, Payden & Rygel has agreed to reduce its fees or absorb expenses to limit each Fund's net annual fund operating expenses (including advisory fees, but excluding interest, taxes, portfolio transaction expenses, blue sky fees, 12b-1 plan fees and extraordinary expenses) to the percentage indicated below of that Fund's average daily net assets on an annualized basis. This contract has a one-year term through October 31, 1999, which is renewable at that time.

                                                                        Contract
                                                               Expense  Expense
                                                              Guarantee  Limit
                                                              --------- --------
Global Short Bond Fund.......................................   0.70%     0.50%
Global Fixed Income Fund.....................................   0.70%      n/a
Emerging Markets Bond........................................   1.25%     0.80%
Global Balanced Fund.........................................   0.85%     0.70%
International Equity Fund....................................   1.05%     0.90%
European Growth & Income Fund................................   0.90%     0.90%
EuroDirect...................................................   1.25%     0.85%
Growth & Income Fund.........................................   0.80%     0.75%
Market Return Fund...........................................   0.60%     0.45%
Small Cap Value Stock Fund...................................   1.00%     0.80%
Small Cap Growth Stock Fund..................................   1.00%     0.80%
Limited Maturity Fund........................................   0.60%     0.40%
Short Bond Fund..............................................   0.60%     0.40%
U.S. Government Fund.........................................   0.60%     0.40%
Investment Quality Bond Fund.................................   0.60%     0.50%
Total Return Fund............................................   0.60%     0.50%
High Income Fund.............................................   0.75%     0.60%
Bunker Hill Money Market Fund................................   0.50%     0.30%
Short Duration Tax Exempt Fund...............................   0.60%     0.50%
Tax Exempt Bond Fund.........................................   0.60%     0.50%
California Municipal.........................................   0.80%     0.50%

80  Payden & Rygel Investment Group

Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year so long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement). The deferred expense subsidies, as identified in the statements of assets and liabilities, represent the cumulative amount of expenses subsidized for the Funds and will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

For each of the Global Balanced, International Equity, European Growth & Income and EuroDirect Funds, the Advisor has entered into a sub-advisory agreement with Metzler/Payden LLC where the Advisor passes through to the sub-advisor 100% of its advisor fee earned and payable. The sub-advisor fee does not represent a separate or additional charge against the Funds. Metzler/Payden LLC is a joint venture between the Advisor and Metzler Asset Management GmbH, an affiliate of B. Metzler seel. Sohn & Co. Holding AG, a major German financial institution located in Frankfurt, Germany. Metzler/Payden LLC is owned 50% by the Advisor and 50% by MP&R Ventures, Inc. a Metzler affiliate.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.06%.

Investors Fiduciary Trust Company ("IFTC"), a Missouri trust company, serves as transfer agent to the Funds. Under the terms of the transfer agency agreement, IFTC is entitled to receive fees based upon a specified amount per shareholder with specified minimum-per-Fund amounts and surcharges, plus certain out-of-pocket expenses. IFTC also serves as fund accountant. Under the terms of the fund accounting agreement, IFTC receives fees based on specified minimum-per-Group amounts, plus certain out-of-pocket expenses.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

6. Fund Termination

On April 13, 1999 the Board of Trustees approved the closing of the Payden & Rygel International Equity Fund, which will take place effective June 30, 1999. At that time, all portfolio holdings will be liquidated, expenses owed to service providers will be paid and a final distribution of net investment income and net realized capital gains will be made.

                                                         Semi-Annual Report   81

 Financial Highlights
--------------------------------------------------------------------------------
(For a share outstanding throughout the period)


                                           Global Short Bond Fund
                              ==================================================
                              Period Ended  Year ended  Year ended  Period ended
                               April 30,    October 31, October 31,  October 31,
                                  1999         1998        1997        1996(a)
                              ============  =========== =========== ============
Net asset value -- beginning
 of period..................    $  10.31     $  10.17    $  10.07     $ 10.00
                                --------     --------    --------     -------
Income (loss) from
 investment activities:
 Net investment income......        0.75         0.92        0.58        0.05
 Net realized and unrealized
  gains (losses)............       (0.52)       (0.15)       0.11        0.06
                                --------     --------    --------     -------
   Total from investment
    activities..............        0.23         0.77        0.69        0.11
                                --------     --------    --------     -------
Distributions to
 shareholders:
 From net investment
  income....................       (0.65)       (0.63)      (0.59)      (0.04)
 In excess of net investment
  income....................
 From net realized gains....
 In excess of net realized
  gains.....................
                                --------     --------    --------     -------
 Total distributions to
  shareholders..............       (0.65)       (0.63)      (0.59)      (0.04)
                                --------     --------    --------     -------
Net asset value -- end of
 period.....................    $   9.89     $  10.31    $  10.17     $ 10.07
                                ========     ========    ========     =======
Total return................        2.31%*       7.87%       7.02%       1.10%*
                                ========     ========    ========     =======
Ratios/supplemental data:
 Net assets, end of period
  (000).....................    $255,152     $251,609    $220,865     $28,913
 Ratio of expenses to
  average net assets........        0.50%**      0.44%       0.45%       0.45%**
 Ratio of net investment
  income to average net
  assets....................        3.93%**      4.38%       4.84%       4.86%**
 Ratio of expenses to
  average net assets prior
  to subsidies and waivers..        0.50%**      0.51%       0.53%       2.31%**
 Ratio of net investment
  income to average net
  assets
  prior to subsidies and
  waivers...................        3.93%**      4.31%       4.76%       3.00%**
 Portfolio turnover rate....         228%**       245%        219%          0%**

--------
The Funds commenced operations on following dates:

(a) September 18, 1996.       (f) January 1, 1995.
(b) December 9, 1996.         (g) December 17, 1997.
(c) June 30, 1997.            (h) December 30, 1997.
(d) November 1, 1996.         (i) December 17, 1998.
(e) December 1, 1995.

 *  Not annualized
**  Annualized

                       See notes to financial statements.

82  Payden & Rygel Investment Group

                                                                 Emerging
                                                               Markets Bond
                   Global Fixed Income Fund                       Fund
 ==========================================================================
 Period ended  Year ended  Year ended  Year ended  Year ended  Period ended
  April 30,    October 31, October 31, October 31, October 31,   April 30,
     1999         1998        1997        1996        1995        1999(i)
 ============  =========== =========== =========== =========== ============
 $  10.91       $  10.16    $  10.35    $  10.32    $   9.77     $ 10.00
 --------       --------    --------    --------    --------     -------
     0.57           0.45        1.03        0.54        0.89        0.31
    (0.33)          0.72       (0.16)       0.19        0.53        0.81
 --------       --------    --------    --------    --------     -------
     0.24           1.17        0.87        0.73        1.42        1.12
 --------       --------    --------    --------    --------     -------
    (0.46)         (0.42)      (1.06)      (0.70)      (0.87)      (0.15)
    (0.33)
 --------       --------    --------    --------    --------     -------
    (0.79)         (0.42)      (1.06)      (0.70)      (0.87)      (0.15)
 --------       --------    --------    --------    --------     -------
 $  10.36       $  10.91    $  10.16    $  10.35    $  10.32     $ 10.97
 ========       ========    ========    ========    ========     =======
     2.30%*        11.81%       8.84%       7.41%      15.10%      11.31%*
 ========       ========    ========    ========    ========     =======
 $537,863       $524,650    $535,644    $651,165    $540,041     $10,672
     0.50%**        0.49%       0.49%       0.53%       0.50%       0.80%**
     4.43%**        5.13%       5.69%       5.67%       8.94%       9.40%**
     0.50%**        0.49%       0.49%       0.53%       0.50%       1.67%**
     4.43%**        5.13%       5.69%       5.67%       8.94%       8.53%**
      158%**         223%        289%        176%        227%        410%**

                       See notes to financial statements.

                                                         Semi-Annual Report   83

--------------------------------------------------------------------------------
(For a share outstanding throughout the period)

                                              Global Balanced Fund
                                  ======================================
                                  Period ended Year ended  Period ended
                                   April 30,   October 31, October 31,
                                      1999        1998       1997(b)
                                  ============ =========== =============
Net asset value -- beginning of
 period..........................    $10.84      $10.79      $ 10.00
                                     ------      ------      -------
Income (loss) from investment
 activities:
  Net investment income..........      0.04        0.20         0.05
  Net realized and unrealized
   gains (losses)................      1.33        0.63         0.90
                                     ------      ------      -------
    Total from investment
     activities..................      1.37        0.83         0.95
                                     ------      ------      -------
Distributions to shareholders:
  From net investment income.....     (0.04)      (0.17)       (0.05)
  In excess of net investment
   income........................
  From net realized gains........     (0.68)      (0.61)       (0.11)
  In excess of net realized
   gains.........................
                                     ------      ------      -------
    Total distributions to
     shareholders................     (0.72)      (0.78)       (0.16)
                                     ------      ------      -------
Net asset value -- end of
 period..........................    $11.49      $10.84      $ 10.79
                                     ======      ======      =======
Total return.....................     12.80%*      8.21%        9.49%*
                                     ======      ======      =======
Ratios/supplemental data:
  Net assets, end of period
   (000).........................    $8,048      $7,078      $10,312
  Ratio of expenses to average
   net assets....................      0.70%**     0.69%        0.70%**
  Ratio of net investment income
   to average net assets.........      2.18%**     3.11%        3.32%**
  Ratio of expenses to average
   net assets prior to subsidies
   and waivers...................      1.76%**     1.43%        1.64%**
  Ratio of net investment income
   to average net assets prior to
   subsidies and waivers.........      1.12%**     2.37%        2.38%**
  Portfolio turnover rate........        75%**      156%         211%**

--------
The Funds commenced operations on following dates:
(a) September 18, 1996. (f) January 1, 1995.
(b) December 9, 1996.   (g) December 17, 1997.
(c) June 30, 1997.      (h) December 30, 1997.
(d) November 1, 1996.   (i) December 17, 1998.
(e) December 1, 1995.

 *  Not annualized
**  Annualized

                       See notes to financial statements.

84  Payden & Rygel Investment Group

            International                          European Growth &               EuroDirect
             Equity Fund                              Income Fund                     Fund
=======================================  ======================================   ============
Period ended   Year ended  Period ended  Period ended  Year ended  Period ended   Period ended
 April 30,     October 31, October 31,    April 30,    October 31, October 31,     April 30,
    1999          1998       1997(b)         1999         1998       1997(c)        1999(i)
============   =========== ============  ============  =========== ============   ============
  $ 10.77        $ 10.75     $ 10.00       $ 11.46       $ 10.19     $ 10.00        $ 10.00
  -------        -------     -------       -------       -------     -------        -------
     0.13           0.16       (0.28)        (0.02)         0.17       (0.04)          0.14
     1.00          (0.07)       1.04          1.08          1.28        0.23           0.36
  -------        -------     -------       -------       -------     -------        -------
     1.13           0.09        0.76          1.06          1.45        0.19           0.50
  -------        -------     -------       -------       -------     -------        -------
    (0.16)         (0.07)      (0.01)                      (0.17)
                                             (0.40)        (0.01)
  -------        -------     -------       -------       -------     -------        -------
    (0.16)         (0.07)      (0.01)        (0.40)        (0.18)       0.00           0.00
  -------        -------     -------       -------       -------     -------        -------
  $ 11.74        $ 10.77     $ 10.75       $ 12.12       $ 11.46     $ 10.19        $ 10.50
  =======        =======     =======       =======       =======     =======        =======
    10.48%*         0.75%       7.59%*        9.32%*       14.31%       1.90%*         5.01%*
  =======        =======     =======       =======       =======     =======        =======
  $ 6,170        $18,323     $14,403       $38,383       $39,529     $13,608        $10,463
     0.90%**        0.89%       0.90%**       0.90%**       0.69%       0.69%**        0.85%**
     0.51%**        1.47%       0.92%**       0.49%**       2.77%       1.72%**        4.15%**
     1.54%**        1.15%       1.57%**       1.01%**       1.20%       2.48%**        1.72%**
    (0.13)%**       1.21%       0.25%**       0.38%**       2.26%      (0.07)%**       3.28%**
       34%**         181%         66%**        161%**         34%          9%**           0%**

                       See notes to financial statements.

                                                         Semi-Annual Report   85

--------------------------------------------------------------------------------
(For a share outstanding throughout the period)

                                                  Growth & Income Fund
                                          =====================================
                                          Period ended  Year ended  Year ended
                                           April 30,    October 31, October 31,
                                              1999         1998       1997(d)
                                          ============  =========== ===========
Net asset value -- beginning of period..    $  14.45     $  12.77    $  10.00
                                            --------     --------    --------
Income (loss) from investment
 activities:
 Net investment income..................        0.10         0.21        0.17
 Net realized and unrealized gains
  (losses)..............................        2.65         1.71        2.74
                                            --------     --------    --------
   Total from investment activities.....        2.75         1.92        2.91
                                            --------     --------    --------
Distributions to shareholders:
 From net investment income.............       (0.10)       (0.24)      (0.14)
 In excess of net investment income ....
 From net realized gains................       (0.33)
 In excess of net realized gains........
                                            --------     --------    --------
   Total distributions to shareholders..       (0.43)       (0.24)      (0.14)
                                            --------     --------    --------
Net asset value -- end of period........    $  16.77     $  14.45    $  12.77
                                            ========     ========    ========
Total return............................       19.35%*      15.15%      29.19%*
                                            ========     ========    ========
Ratios/supplemental data:
 Net assets, end of period (000)........    $287,825     $250,553    $150,944
 Ratio of expenses to average net
  assets................................        0.75%**      0.54%       0.54%**
 Ratio of net investment income to
  average net assets....................        1.26%**      1.55%       1.60%**
 Ratio of expenses to average net assets
  prior to subsidies and waivers........        0.75%**      0.77%       0.89%**
 Ratio of net investment income to
  average net assets
  prior to subsidies and waivers........        1.27%**      1.32%       1.25%**
 Portfolio turnover rate................           9%**        10%          2%**

--------
The Funds commenced operations on following dates:
(a) September 18, 1996. (f) January 1, 1995.
(b) December 9, 1996.   (g) December 17, 1997.
(c) June 30, 1997.      (h) December 30, 1997.
(d) November 1, 1996.   (i) December 17, 1998.
(e) December 1, 1995.

 *  Not annualized
**  Annualized

                       See notes to financial statements.

86  Payden & Rygel Investment Group

               Market Return Fund                  Small Cap Value Stock Fund
================================================== ==============================
Period ended  Year ended  Year ended  Period ended Period ended      Period ended
 April 30,    October 31, October 31,  October 31,   April 30,        October 31,
    1999         1998        1997        1996(e)       1999             1998(h)
============  =========== =========== ============ ============      ============
 $ 13.31        $ 12.80     $ 10.86      $10.00      $    9.28         $   10.00
 -------        -------     -------      ------      ---------         ---------
    0.38           0.73        0.63        0.50           0.08              0.07
    2.43           1.46        2.64        0.86           0.92             (0.75)
 -------        -------     -------      ------      ---------         ---------
    2.81           2.19        3.27        1.36           1.00             (0.68)
 -------        -------     -------      ------      ---------         ---------
   (0.37)         (0.71)      (0.63)      (0.50)         (0.05)            (0.04)
   (0.73)         (0.97)      (0.70)
 -------        -------     -------      ------      ---------         ---------
   (1.10)         (1.68)      (1.33)      (0.50)         (0.05)            (0.04)
 -------        -------     -------      ------      ---------         ---------
 $ 15.02        $ 13.31     $ 12.80      $10.86      $   10.23         $    9.28
 -------        =======     =======      ======      =========         =========
   21.78%*        18.48%      31.74%      14.06%*        10.81%*           (6.85)%*
 =======        =======     =======      ======      =========         =========
 $62,499        $43,390     $20,195      $5,789      $  21,665         $  23,544
    0.45%**        0.45%       0.45%       0.00%**        0.80%**           0.79%**
    5.30%**        5.69%       5.36%       5.95%**        0.96%**           1.20%**
    0.56%**        0.69%       0.96%       4.14%**        0.96%**           1.23%**
    5.19%**        5.45%       4.85%       1.81%**        0.80%**           0.76%**
      87%**          48%        140%        146%**          23%**            143%**

   Small Cap Growth Stock Fund
=================================
Period ended         Period ended
 April 30,           October 31,
   1999                1998(h)
===============     =============
  $        9.11        $    10.00
---------------     -------------
                             0.03
           1.70             (0.89)
---------------     -------------
           1.70             (0.86)
---------------     -------------
                            (0.03)

---------------     -------------
           0.00             (0.03)
---------------     -------------
  $       10.81        $     9.11
===============     =============
          18.65%*           (8.66)%*
===============     =============
  $       2,797        $    2,384
           0.80%**           0.77%**
          (0.02)%**          0.39%**
           2.76%**           2.89%**
          (1.98)%**         (1.73)%**
             35%**            186%**

                       See notes to financial statements.

                                                         Semi-Annual Report   87

--------------------------------------------------------------------------------
(For a share outstanding throughout the period)

                                                  Limited Maturity Fund
                                           =====================================
                                           Period ended  Year ended  Year ended
                                            April 30,    October 31, October 31,
                                               1999         1998        1997
                                           ============  =========== ===========
Net asset value -- beginning of period....   $ 10.08      $  10.06    $  10.06
                                             -------      --------    --------
Income (loss) from investment activities:
 Net investment income....................      0.30          0.56        0.54
 Net realized and unrealized gains
  (losses)................................     (0.06)         0.02
                                             -------      --------    --------
   Total from investment activities.......      0.24          0.58        0.54
                                             -------      --------    --------
Distributions to shareholders:
 From net investment income...............     (0.28)        (0.56)      (0.54)
 In excess of net investment income.......
 From net realized gains..................
 In excess of net realized gains..........
                                             -------      --------    --------
   Total distributions to shareholders....     (0.28)        (0.56)      (0.54)
                                             -------      --------    --------
Net asset value -- end of period..........   $ 10.04      $  10.08    $  10.06
                                             =======      ========    ========
Total return..............................      2.39%*        5.87%       5.46%
                                             =======      ========    ========
Ratios/supplemental data:
 Net assets, end of period (000)..........   $81,758      $117,042    $152,429
 Ratio of expenses to average net assets..      0.36%**       0.29%       0.30%
 Ratio of net investment income to average
  net assets..............................      5.34%**       5.58%       5.52%
 Ratio of expenses to average net assets
  prior to subsidies and waivers..........      0.51%**       0.47%       0.52%
 Ratio of net investment income to average
  net assets prior to subsidies and
  waivers.................................      5.19%**       5.40%       5.30%
 Portfolio turnover rate..................        69%**         91%        135%

--------
The Funds commenced operations on following dates:
(a) September 18, 1996. (f) January 1, 1995.
(b) December 9, 1996.   (g) December 17, 1997.
(c) June 30, 1997.      (h) December 30, 1997.
(d) November 1, 1996.   (i) December 17, 1998.
(e) December 1, 1995.
 *  Not annualized
**  Annualized

                       See notes to financial statements.

88  Payden & Rygel Investment Group

  Limited Maturity Fund                          Short Bond Fund
 ========================= =============================================================
  Year ended   Year ended  Period ended  Year ended  Year ended  Year ended  Year ended
 October 31,   October 31,  April 30,    October 31, October 31, October 31, October 31,
     1996         1995         1999         1998        1997        1996        1995
 ===========   =========== ============  =========== =========== =========== ===========
 $ 10.06         $ 10.00     $   9.94     $   9.92     $  9.97     $ 10.04     $  9.68
 -------         -------     --------     --------     -------     -------     -------
    0.53            0.56         0.27         0.63        0.58        0.54        0.54
                    0.07        (0.10)        0.02       (0.05)      (0.06)       0.36
 -------         -------     --------     --------     -------     -------     -------
    0.53            0.63         0.17         0.65        0.53        0.48        0.90
 -------         -------     --------     --------     -------     -------     -------
   (0.53)          (0.57)       (0.25)       (0.63)      (0.58)      (0.54)      (0.54)
                                                                     (0.01)
 -------         -------     --------     --------     -------     -------     -------
   (0.53)          (0.57)       (0.25)       (0.63)      (0.58)      (0.55)      (0.54)
 -------         -------     --------     --------     -------     -------     -------
 $ 10.06         $ 10.06     $   9.86     $   9.94     $  9.92     $  9.97     $ 10.04
 =======         =======     ========     ========     =======     =======     =======
    5.41%           6.43%        1.72%*       6.80%       5.52%       4.86%       9.56%
 =======         =======     ========     ========     =======     =======     =======
 $50,771         $18,414     $106,769     $108,661     $94,256     $97,966     $19,157
    0.30%           0.33%        0.40%**      0.30%       0.40%       0.40%       0.40%
    5.45%           5.59%        5.54%**      6.04%       6.00%       5.67%       5.72%
    0.62%           0.83%        0.50%**      0.50%       0.49%       0.57%       1.03%
    5.13%           5.09%        5.44%**      5.84%       5.91%       5.50%       5.09%
     217%            166%         332%**       596%        208%        212%        170%

                       See notes to financial statements.

                                                         Semi-Annual Report   89

--------------------------------------------------------------------------------
(For a share outstanding throughout the period)

                                             U.S. Government Fund
                         ==============================================================
                         Period ended  Year ended  Year ended  Year ended  Period ended
                          April 30,    October 31, October 31, October 31,  October 31,
                             1999         1998        1997        1996        1995(f)
                         ============  =========== =========== =========== ============
Net asset value --
  beginning of period...   $ 10.90       $ 10.56     $ 10.54     $ 10.61     $ 10.00
                           -------       -------     -------     -------     -------
Income (loss) from
 investment activities:
 Net investment income..      0.29          0.56        0.60        0.58        0.53
 Net realized and
  unrealized gains
  (losses)..............     (0.21)         0.33        0.02       (0.04)       0.61
                           -------       -------     -------     -------     -------
  Total from investment
   activities...........      0.08          0.89        0.62        0.54        1.14
                           -------       -------     -------     -------     -------
Distributions to
 shareholders:
 From net investment
  income................     (0.28)        (0.55)      (0.60)      (0.58)      (0.53)
 In excess of net
  investment income.....
 From net realized
  gains.................     (0.06)                                (0.03)
 In excess of net
  realized gains........
                           -------       -------     -------     -------     -------
  Total distributions to
   shareholders.........     (0.34)        (0.55)      (0.60)      (0.61)      (0.53)
                           -------       -------     -------     -------     -------
Net asset value -- end
 of period..............   $ 10.64       $ 10.90     $ 10.56     $ 10.54     $ 10.61
                           =======       =======     =======     =======     =======
Total return............      0.75%*        8.60%       6.10%       5.20%      11.61%*
                           =======       =======     =======     =======     =======
 Ratios/supplemental
  data:
 Net assets, end of
  period (000)..........   $75,830       $71,855     $15,479     $22,114     $10,894
 Ratio of expenses to
  average net assets....      0.40%**       0.34%       0.45%       0.45%       0.45%**
 Ratio of net investment
  income to average net
  assets................      5.33%**       5.38%       5.49%       5.59%       6.31%**
 Ratio of expenses to
  average net assets
  prior to subsidies and
  waivers...............      0.51%**       0.54%       0.63%       0.78%       1.84%**
 Ratio of net investment
  income to average net
  assets prior to
  subsidies and
  waivers...............      5.22%**       5.18%       5.31%       5.26%       4.92%**
 Portfolio turnover
  rate..................       189%**        287%        160%        152%         87%**

--------
The Funds commenced operations on following dates:
(a) September 18, 1996. (f) January 1, 1995.
(b) December 9, 1996.   (g) December 17, 1997.
(c) June 30, 1997.      (h) December 30, 1997.
(d) November 1, 1996.   (i) December 17, 1998.
(e) December 1, 1995.
 *  Not annualized
**  Annualized

                       See notes to financial statements.

90  Payden & Rygel Investment Group

                       Investment Quality Bond Fund
 ==================================================================================
 Period ended     Year ended        Year ended        Year ended        Year ended
  April 30,       October 31,       October 31,       October 31,       October 31,
     1999            1998              1997              1996              1995
 ============     ===========       ===========       ===========       ===========
   $  10.17        $  10.01           $  9.81           $  9.96           $  9.09
 --------          --------           -------           -------           -------

       0.30            0.60              0.58              0.63              0.57
      (0.21)           0.20              0.22             (0.17)             0.87
 --------          --------           -------           -------           -------
       0.09            0.80              0.80              0.46              1.44
 --------          --------           -------           -------           -------
      (0.29)          (0.59)            (0.60)            (0.61)            (0.57)
      (0.08)          (0.05)
 --------          --------           -------           -------           -------
      (0.37)          (0.64)            (0.60)            (0.61)            (0.57)
 --------          --------           -------           -------           -------
   $   9.89        $  10.17           $ 10.01           $  9.81           $  9.96
 ========          ========           =======           =======           =======
       0.87%*          8.33%             8.44%             4.86%            16.39%
 ========          ========           =======           =======           =======
   $253,910        $173,974           $94,987           $32,304           $25,822
       0.50%**         0.44%             0.45%             0.00%             0.45%
       5.95%**         6.12%             6.03%             6.41%             6.20%
       0.50%**         0.50%             0.53%             0.64%             1.11%
       5.95%**         6.06%             5.95%             5.77%             5.55%
         45%**          156%              317%              197%              252%

                       See notes to financial statements.

                                                         Semi-Annual Report   91

--------------------------------------------------------------------------------

                                                   Total Return Fund
                                         ======================================
                                         Period ended  Year ended  Period ended
                                          April 30,    October 31, October 31,
                                             1999         1998       1997(b)
                                         ============  =========== ============
Net asset value--beginning of period....   $  10.23     $  10.25     $ 10.00
                                           --------     --------     -------
Income (loss) from investment
 activities:
 Net investment income..................       0.36         0.57        0.46
 Net realized and unrealized gains
  (losses)..............................      (0.07)        0.20        0.23
                                           --------     --------     -------
  Total from investment activities......       0.29         0.77        0.69
                                           --------     --------     -------
Distributions to shareholders:
 From net investment income.............      (0.29)       (0.58)      (0.44)
 In excess of net investment income.....                   (0.13)
 From net realized gains................      (0.05)       (0.08)
 In excess of net realized gains........
                                           --------     --------     -------
  Total distributions to shareholders...      (0.34)       (0.79)      (0.44)
                                           --------     --------     -------
Net asset value--end of period..........   $  10.18     $  10.23     $ 10.25
                                           ========     ========     =======
Total return............................       2.91%*       7.72%       7.10%*
                                           ========     ========     =======
Ratios/supplemental data:
 Net assets, end of period (000)........   $184,386     $174,612     $98,863
 Ratio of expenses to average net
  assets................................       0.50%**      0.44%       0.45%**
 Ratio of net investment income to
  average net assets....................       6.92%**      6.07%       6.21%**
 Ratio of expenses to average net assets
  prior to subsidies and waivers........       0.50%**      0.52%       0.69%**
 Ratio of net investment income to
  average net assets prior to subsidies
  and waivers...........................       6.92%**      5.99%       5.97%**
 Portfolio turnover rate................         19%**       208%        206%**

--------
The Funds commenced operations on following dates:
(a) September 18, 1996. (f) January 1, 1995.
(b) December 9, 1996.   (g) December 17, 1997.
(c) June 30, 1997.      (h) December 30, 1997.
(d) November 1, 1996.   (i) December 17, 1998.
(e) December 1, 1995.

 *  Not annualized
**  Annualized

                       See notes to financial statements.

92  Payden & Rygel Investment Group

         High Income Fund                          Bunker Hill Money Market Fund
 =================================                ===============================================
 Period ended         Period ended                Period ended                Period ended
 October 31,          October 31,                  April 30,                  October 31,
     1999               1998(h)                       1999                      1998(g)
 ============         ============                ============                ============
   $   9.77             $ 10.00                     $  1.00                     $  1.00
   --------             -------                     -------                     -------
       0.48                0.47                        0.01                        0.05
       0.36               (0.34)
   --------             -------                     -------                     -------
       0.84                0.13                        0.01                        0.05
   --------             -------                     -------                     -------
      (0.39)              (0.36)                      (0.01)                      (0.05)
   --------             -------                     -------                     -------
      (0.39)              (0.36)                      (0.01)                      (0.05)
   --------             -------                     -------                     -------
   $  10.22             $  9.77                     $  1.00                     $  1.00
   ========             =======                     =======                     =======
       8.61%*              1.28%*                      2.35%*                      4.65%*
   ========             =======                     =======                     =======
   $123,767             $91,669                     $25,899                     $26,455
       0.59%**             0.54%**                     0.30%**                     0.29%**
       7.94%**             7.75%**                     4.74%**                     5.23%**
       0.59%**             0.71%**                     0.44%**                     0.71%**
       7.94%**             7.58%**                     4.60%**                     4.81%**
         65%**              134%**                        0%**                        0%**

                       See notes to financial statements.

                                                         Semi-Annual Report   93

--------------------------------------------------------------------------------
(For a share outstanding throughout the period)



                                                             Short Duration Tax Exempt Fund
                                              =============================================================
                                              Period ended  Year ended  Year ended  Year ended  Year ended
                                               April 30,    October 31, October 31, October 31, October 31,
                                                  1999         1998        1997        1996        1995
                                              ============  =========== =========== =========== ===========
Net asset value -- beginning of period.......   $ 10.11       $ 10.08     $ 10.01     $ 10.08     $  9.93
                                                -------       -------     -------     -------     -------
Income (loss) from investment activities:
 Net investment income.......................      0.19          0.42        0.38        0.38        0.42
 Net realized and unrealized gains (losses)..     (0.03)         0.03        0.07       (0.06)       0.15
                                                -------       -------     -------     -------     -------
  Total from investment activities...........      0.16          0.45        0.45        0.32        0.57
                                                -------       -------     -------     -------     -------
Distributions to shareholders:
 From net investment income..................     (0.18)        (0.41)      (0.38)      (0.38)      (0.42)
 In excess of net investment income..........
 From net realized gains.....................     (0.09)        (0.01)                  (0.01)
 In excess of net realized gains.............
                                                -------       -------     -------     -------     -------
  Total distributions to shareholders........     (0.27)        (0.42)      (0.38)      (0.39)      (0.42)
                                                -------       -------     -------     -------     -------
Net asset value -- end of period.............   $ 10.00       $ 10.11     $ 10.08     $ 10.01     $ 10.08
                                                =======       =======     =======     =======     =======
  Total return...............................      1.65%*        4.55%       4.55%       3.28%       5.88%
                                                =======       =======     =======     =======     =======
Ratios/supplemental data:
 Net assets, end of period (000).............   $16,177       $16,825     $38,176     $36,336     $16,019
 Ratio of expenses to average net assets.....      0.50%**       0.44%       0.45%       0.45%       0.45%
 Ratio of net investment income to average
  net assets.................................      3.70%**       3.99%       3.75%       3.81%       4.12%
 Ratio of expenses to average net assets
  prior to subsidies and waivers.............      0.83%**       0.68%       0.62%       0.70%       0.91%
 Ratio of net investment income to average
  net assets prior to subsidies and waivers..      3.37%**       3.75%       3.58%       3.56%       3.66%
 Portfolio turnover rate.....................        79%**         53%         57%         35%         80%

--------
The Funds commenced operations on following dates:
(a) September 18, 1996. (f) January 1, 1995.
(b) December 9, 1996.   (g) December 17, 1997.
(c) June 30, 1997.      (h) December 30, 1997.
(d) November 1, 1996.   (i) December 17, 1998.
(e) December 1, 1995.
 *  Not annualized
**  Annualized

                       See notes to financial statements.

94  Payden & Rygel Investment Group

                                                              California
                                                               Municipal
                    Tax Exempt Bond Fund                      Income Fund
============================================================= ===========
                                                                Period
Period ended  Year ended  Year ended  Year ended  Year ended     ended
 April 30,    October 31, October 31, October 31, October 31,  April 30,
    1999         1998        1997        1996        1995       1999(i)
============  =========== =========== =========== =========== ===========
  $  9.92       $  9.71     $  9.47     $  9.59     $  8.90     $ 10.00
  -------       -------     -------     -------     -------     -------
     0.21          0.40        0.44        0.45        0.46        0.09
    (0.06)         0.20        0.24       (0.12)       0.69        0.02
  -------       -------     -------     -------     -------     -------
     0.15          0.60        0.68        0.33        1.15        0.11
  -------       -------     -------     -------     -------     -------
    (0.20)        (0.39)      (0.44)      (0.45)      (0.46)      (0.09)
  -------       -------     -------     -------     -------     -------
    (0.20)        (0.39)      (0.44)      (0.45)      (0.46)      (0.09)
  -------       -------     -------     -------     -------     -------
  $  9.87       $  9.92     $  9.71     $  9.47     $  9.59     $ 10.02
  =======       =======     =======     =======     =======     =======
     1.54%*        6.32%       7.33%       3.52%      13.25%       1.06%*
  =======       =======     =======     =======     =======     =======
  $62,305       $67,889     $57,579     $49,862     $40,052     $28,040
     0.50%**       0.49%       0.45%       0.45%       0.45%       0.50%**
     4.06%**       4.08%       4.60%       4.73%       4.97%       3.37%**
     0.58%**       0.57%       0.59%       0.61%       0.74%       0.88%**
     3.98%**       4.00%       4.46%       4.57%       4.69%       2.99%**
       33%**         36%         42%         23%         42%         20%**

                       See notes to financial statements.

                                                         Semi-Annual Report   95

 Trustees and Officers
--------------------------------------------------------------------------------

Trustees

Joan A. Payden, Chairman and Chief Executive Officer
  President, Payden & Rygel

W.D. Hilton, Jr.
  Managing Trustee, NGC Settlement Trust

John P. Isaacson
  Principal, Payden & Rygel

J. Clayburn La Force
  Dean Emeritus, The John E. Anderson Graduate
     School of Management

Thomas V. McKernan, Jr.
  President and Chief Executive Officer
     Automobile Club of Southern California

Christopher N. Orndorff
  Principal, Payden & Rygel

Dennis C. Poulsen
  Chairman of the Board, Rose Hills Company

Stender E. Sweeney
  Private Investor

Officers

John C. Siciliano, President and Chief Operating Officer
Gregory P. Brown, Vice President
Yot Chattrabhuti, Vice President
Bradley F. Hersh, Vice President and Treasurer
David L. Wagner, Vice President
Edward S. Garlock, Secretary

96  Payden & Rygel Investment Group

[Logo of Payden & Rygel    333 South Grand Ave Los Angeles, CA 90071
         Mutual Funds]     1-800-5-PAYDEN  1-800-572-9336
                           www.payden.com


IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden & Rygel Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.
     The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.